UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

Arden Alternative Strategies Fund
Arden Alternative Strategies II

Series of Arden Investment Series Trust

October 31, 2014

SHAREHOLDER LETTER (Unaudited)

December 9, 2014

Dear Investor,

This annual report covers the period from November 1, 2013 through October 31, 2014. Arden Alternative Strategies Fund (“AASF”) was launched on November 30, 2012 as a liquid alternatives fund that seeks to achieve capital appreciation with low beta to stocks and bonds. AASF pursues this objective by allocating assets to accomplished hedge fund managers who act as sub-advisers and employ a variety of alternative investment strategies. On February 3, 2014, Arden Asset Management LLC (“Arden”), the Fund’s investment adviser, launched a second fund, Arden Alternative Strategies II (“AAS II”, along with AASF, “the Funds”), which is broadly available to investors and financial advisors through numerous distribution channels.

During the fiscal year ending October 31, 2014, the Funds’ total returns compared to a relevant index were as follows:

Arden Alternative Strategies Fund 11/1/13-10/31/14	0.73%
HFRX Absolute Return Index[1] 11/1/13-10/31/14	2.23%
Arden Alternative Strategies II–Class I 2/3/2014 (inception)-10/31/14	0.40%
HFRX Absolute Return Index[1] 2/3/2014-10/31/2014	0.89%

The period under review has been characterized by equity markets grinding higher and volatility drifting lower, as has been the case for much of the era of quantitative easing. This trend has been interspersed with the occasional and short-lived bout of turbulence, whether due to concerns around global growth or geopolitics. The principal challenge for the Funds has been to minimize the drag on returns from hedging costs while maintaining an overall low level of net exposure to the major equity and fixed income markets within the portfolios. As the bull market in US equities heads into its 6th year and the Federal Reserve moves closer to its first interest rate hike since the crisis, we believe we have seen the lows for volatility in this cycle. The widening divergence between monetary policy settings in Europe and Japan compared to the United States has the US dollar rising on foreign exchange markets.

Looking forward, however, we believe that US equities face a more volatile and uncertain future. On the negative side, we feel they face the combined headwinds of tighter monetary policy and a stronger dollar. On the positive side, there is continued low inflation, low interest rates, and ongoing corporate share repurchases. We think these strong cross currents will likely result in larger and more violent moves than those we have seen in recent years. As the saying goes “bull markets do not end by going sideways,” but instead typically grow more volatile with increasingly speculative rallies and larger, more frequent corrections. Given this outlook, we have made a number of adjustments to the Funds’ portfolios that we believe may improve returns in a more volatile environment while also potentially providing more resilience to a potential downturn in the equities markets. First, we have been increasingly using options instead of futures or cash instruments to hedge the portfolios to seek to capture more upside in the event of a substantial move higher while still maintaining downside protection. Second, we have been increasing exposure to global macro strategies in the portfolios to seek to take advantage of the increasing volatility in rates, commodities, and foreign exchange, while at the same time reducing the allocation to pure equity-oriented trading strategies.

It has been a challenging period for hedge funds. But while returns over the 2013-2014 fiscal year have been below our targets (see detailed commentary below) we are seeing increasing reasons for optimism as we head in to 2015. It is believed that the Federal Reserve is on track to make its first interest rate hike in more than seven years. The anticipated exit from a sustained period of aggressive monetary easing is unlikely to be smooth. We believe there will be major consequences for asset classes all over the world which can be capitalized upon by certain alternative strategies and managers who can move quickly to take advantage of new opportunities and attempt to preserve capital through difficult markets. We are excited about the prospects for the Funds and feel well positioned for the more volatile market environment that we expect to see in 2015.

1

2014 Review

Policy activism by central bankers was again a dominant theme for markets in 2014. With interest rates still floored at zero, the search for yield remained prevalent among investors. Generally speaking, long-term interest rates fell, credit spreads narrowed, equities rallied, and volatility fell, all of which made for a difficult environment for trading-oriented alternative strategies.

In light of the prevailing environment, we maintained our bullish stance on event-driven strategies, and indeed during the first three months of the fiscal year (November through January) our event-driven managers delivered relatively strong returns as M&A volumes rose. Since February, however, returns for event-driven managers have been impacted by a number of issues, including most significantly the aggressive clampdown on tax inversion by the White House which caused a number of previously announced deals to collapse. We expect corporate activity to remain high going into 2015 as the US economy continues to expand and the cost of debt remains cheap relative to the cost of equity. Meanwhile, equity hedge strategies had positive performance overall during the period but long-biased equity exposure, particularly in AASF, underperformed and has since been reduced to take advantage of an improving outlook for other strategies.

Relative value strategies, in aggregate, delivered steady positive performance every month during the first half of the fiscal year including through the equity sell-off in January and the aggressive sector rotation that occurred in March and April. Within the relative value category, credit relative value and equity market neutral fundamental strategies delivered steady returns while quantitative strategies (higher frequency systematic model-driven approaches) lagged as realized volatility gradually trended lower over the course of the year. From July onwards, results were more difficult for the strategies as a whole. Credit relative value strategies in particular saw their performance negatively impacted near the end of the year as collapsing oil prices triggered sharp declines in the bonds of a number of energy companies. This volatility had effects throughout the high yield markets and triggered a broader widening of spreads, which did not fully recover even as equity markets bounced back to make new highs. This notable divergence was a drag on returns for credit managers who employed equity-based shorts to hedge their portfolios.

Finally, macro strategies, such as those in AASF, performed well. (Note: AAS II did not have exposure to macro strategies in 2013-14 but they are expected to be added into AAS II in the coming year.) These strategies benefited from trends in global rates, credit, and equities, which were generally positioned long during the year.

Overview by Fund

AASF posted a total return of 0.73% in the fiscal year ending October 31, 2014. Macro strategies made the biggest positive contribution to returns capturing positive trends in global equities, credit, and rates. The event-driven strategies, despite having a challenging second half of the year, were the next largest positive contributors to returns. Relative value strategies had mixed performance over the year as a whole and were the primary detractors from returns. As described previously, a number of important adjustments were made to the AASF portfolio towards the end of the period. These included reducing the exposure to equity-oriented strategies (further reducing equity sensitivity as we move in to what we think will be a more volatile market), increasingly using options for hedging purposes (seeking to maintain downside protection while potentially increasing the upside participation for equity managers), and increasing the exposure to macro strategies (taking advantage of growing opportunities in asset classes such as foreign exchange, commodities, and interest rates).

AAS II posted a total return of 0.40% in the fiscal period ending October 31, 2014 (February 3, 2014 inception). Equity hedge and equity event strategies were the main drivers of positive returns. The biggest drags on returns came from credit relative value and equity market neutral quantitative strategies. At the time of AAS II’s launch in February 2014, there were four sub-advisers active in the portfolio, and over the course of 2014 we successfully on-boarded an additional three who are actively trading. We believe there is a high degree of diversification in AAS II by asset class and by strategy, and we continue to use our expertise in hedge fund investing to source potential new sub-advisers as well as optimize our multi-manager, multi-strategy portfolios.

We thank you for your continued support and the confidence you have placed in us.

With best regards,

Arden Investment Committee

2

Investing involves various risks, including the risk of loss of principal. The Funds use strategies, including, for example, leverage, derivatives and short selling, that can be considered highly speculative investment practices. There is no assurance that the Funds can achieve their investment objective. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus which contains this and other important information about the Funds, visit www.ardenfunds.com. Diversification neither ensures a profit nor prevents a loss.

This document contains “forward-looking statements” – that is, statements related to future, not past, events. These statements may be identified by words such as “expect,” “look forward to,” “anticipate” “intend,” “plan,” “believe,” “seek,” “estimate,” “will,” “project” or words of similar meaning. Such statements are based on Arden’s current expectations and certain assumptions. These are subject to a number of risks, uncertainties and factors and these market forecasts may not necessarily come to pass. Arden neither intends, nor assumes any obligation, to update or revise these forward-looking statements in light of developments which differ from those anticipated.

The Funds are subject to market risk, which is the possibility that market values of securities owned by the Funds will decline. The Funds are subject to various other principal risks, including, leverage risk, derivatives risk, short selling risk, credit and interest rate risk and foreign securities risks. As a result, the value of the Funds’ shares may be less than what you paid for them. Accordingly, you can lose money investing in the Funds. Please see the prospectus for more information on investment risks. The prospectus should be read carefully before investing.

The performance discussed herein represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares of the Fund, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data discussed.

1 Indices are provided only to show how the Funds’ returns compare to well-known indices. Indices are not actively managed, are not available for direct investment and do not have costs, fees, or other expenses associated with their performance. Indices may be comprised of significantly more securities than invested in by the Funds’ underlying managers, who may invest in securities not similar to those in the indices.

The HFRX Absolute Return Index is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Source: HFRI.

3

ARDEN ALTERNATIVE STRATEGIES FUND
OCTOBER 31, 2014

Portfolio By Type of Security

	Long		Short
Common Stocks	67.8%		(47.9)%
Preferred Stocks	0.0	†	—
Exchange Traded Funds	1.1		(9.0)
Mutual Funds	0.0	†	—
Agency CMO	0.6		—
Corporate Bonds	12.9		(2.6)
Municipal Bonds	1.9		—
Sovereign Governments	0.6		—
U.S. Government Securities	2.3		(1.9)
Rights	0.0	†	(0.0)†
Warrants	0.1		—
Purchased Options and Swaptions	0.2		—
Written Options	—		(0.0)†
Other Assets less Liabilities*	73.9		—
Total	161.4%		(61.4)%

*	Please refer to the Statements of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%
Performance Highlights

Average Total Return as of 10/31/14
	One Year	Since Inception (11/27/12)
Arden Alternative Strategies Fund	0.73%	2.90%
HFRX Absolute Return Index	2.23%	2.97%

Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance current to the most recent month-end please call 866-773-7145.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from November 27, 2012 to October 31, 2014, assuming the reinvestment of distributions.
4

ARDEN ALTERNATIVE STRATEGIES II
OCTOBER 31, 2014

Portfolio By Type of Security

	Long		Short
Common Stocks	87.8%		(44.3)%
Exchange Traded Funds	0.0	†	(22.4)
Mutual Funds	0.1		—
Corporate Bonds	6.9		(2.7)
Municipal Bonds	3.4		—
U.S. Government Securities	1.0		(1.9)
Rights	0.0	†	(0.0)†
Purchased Options	0.3		—
Written Options	—		(0.0)†
Other Assets less Liabilities*	71.8		—
Total	171.3%		(71.3)%

*	Please refer to the Statements of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%
Performance Highlights

Cumulative Total Return as of 10/31/14
Since Inception (02/03/14)
Arden Alternative Strategies II – Class I	0.40%
Arden Alternative Strategies II – Advisor Class	0.30%
HFRX Absolute Return Index	0.89%

Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance current to the most recent month-end please call 866-773-7145.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from February 3, 2014 to October 31, 2014, assuming the reinvestment of distributions.
5

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
OCTOBER 31, 2014

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS — 67.8%
Aerospace & Defense — 0.8%
Alliant Techsystems, Inc.	190	$22,222
B/E Aerospace, Inc.*	29,056	2,163,219
Boeing Co./The(a)	1,700	212,347
Ducommun, Inc.*	2,562	67,662
L-3 Communications Holdings, Inc.	10,221	1,241,443
Precision Castparts Corp.(a)	5,535	1,221,575
Rockwell Collins, Inc.(a)(e)	3,501	294,609
Spirit AeroSystems Holdings, Inc., Class A(a)*	34,493	1,356,955
Textron, Inc.(a)(e)	13,300	552,349
Triumph Group, Inc.(e)	1,623	113,009
United Technologies Corp.(a)	14,840	1,587,880
		8,833,270
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	10,501	387,697
FedEx Corp.	15,646	2,619,140
Hub Group, Inc., Class A(e)*	5,651	205,075
United Parcel Service, Inc., Class B	2,600	272,766
		3,484,678
Airlines — 0.5%
Alaska Air Group, Inc.(a)	17,700	942,171
Allegiant Travel Co.(a)	2,381	317,792
American Airlines Group, Inc.	20,146	833,037
Delta Air Lines, Inc.	32,112	1,291,866
Gol Linhas Aereas Inteligentes S.A. (ADR)*	76,992	398,049
Republic Airways Holdings, Inc.*	62,806	786,331
Southwest Airlines Co.(a)	25,800	889,584
Spirit Airlines, Inc.*	10,200	745,722
United Continental Holdings, Inc.(a)*	4,100	216,521
		6,421,073
Auto Components — 0.5%
Delphi Automotive plc	11,917	822,035
Gentex Corp.	16,047	525,379
Gentherm, Inc.(a)*	8,700	362,790
Goodyear Tire & Rubber Co./The(e)	1,900	46,037

	SHARES	VALUE
Auto Components (continued)
Lear Corp.	9,800	$906,500
Modine Manufacturing Co.*	24,455	313,758
Motorcar Parts of America, Inc.*	27,133	787,942
Tenneco, Inc.(a)*	19,558	1,024,057
Tower International, Inc.(a)*	30,152	732,693
		5,521,191
Automobiles — 0.3%
General Motors Co.	66,322	2,082,511
Harley-Davidson, Inc.(e)	16,116	1,058,821
Tata Motors Ltd. (ADR)	9,300	438,030
		3,579,362
Banks — 2.1%
Ameris Bancorp(a)	14,640	363,072
Bancolombia S.A. (ADR)(a)	2,678	151,495
Bank of Montreal	689	50,021
C&F Financial Corp.	2,682	92,100
Canadian Imperial Bank of Commerce(e)	975	89,066
CIT Group, Inc.	18,825	921,107
Citigroup, Inc.	84,348	4,515,148
City National Corp./CA	2,849	224,245
Comerica, Inc.(e)	13,491	644,060
Credicorp Ltd.(a)	400	64,400
Fifth Third Bancorp(a)	99,900	1,997,001
Financial Institutions, Inc.	7,347	184,704
HDFC Bank Ltd. (ADR)(a)	3,400	178,262
ICICI Bank Ltd. (ADR)(a)	17,900	1,008,844
JPMorgan Chase & Co.	14,311	865,529
KeyCorp	630,015	8,316,198
M&T Bank Corp.	3,604	440,337
OFG Bancorp	13,551	210,989
Pacific Premier Bancorp, Inc.*	10,485	169,752
PacWest Bancorp(e)	7,675	327,416
PNC Financial Services Group, Inc./The(e)	1	86
Prosperity Bancshares, Inc.(e)	1,043	62,987
Signature Bank/NY(a)*	11,469	1,389,240
SunTrust Banks, Inc.(a)	28,947	1,132,986
SVB Financial Group(a)*	9,683	1,084,399
		24,483,444

See Accompanying Notes to the Financial Statements.

6

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Beverages — 1.6%
Anheuser-Busch InBev N.V. (ADR)	27,694	$3,073,480
Coca-Cola Enterprises, Inc.	68,700	2,978,145
Diageo plc (ADR)	5,482	646,712
Dr Pepper Snapple Group, Inc.(a)	6,084	421,317
Fomento Economico Mexicano SAB de CV (ADR)(e)	2,228	214,423
Molson Coors Brewing Co., Class B	80,121	5,959,400
PepsiCo, Inc.(a)	55,838	5,369,940
		18,663,417
Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.(a)(e)*	6,350	1,215,136
Alkermes plc(a)*	1,200	60,660
Biogen Idec, Inc.(a)*	3,916	1,257,349
BioMarin Pharmaceutical, Inc.(a)*	14,874	1,227,105
Cubist Pharmaceuticals, Inc.(a)*	800	57,832
Ligand Pharmaceuticals, Inc.*	9,900	547,173
Medivation, Inc.*	12,523	1,323,681
MiMedx Group, Inc.*	6,805	69,275
Myriad Genetics, Inc.*	10,061	397,309
Regeneron Pharmaceuticals, Inc.*	624	245,681
United Therapeutics Corp.(a)(e)*	9,380	1,228,499
Venaxis, Inc.(a)*	32,679	46,077
		7,675,777
Building Products — 0.8%
Allegion plc(a)	12,400	658,316
Armstrong World Industries, Inc.(a)*	38	1,840
Builders FirstSource, Inc.(a)*	22,139	131,284
Lennox International, Inc.(e)	6,487	576,824
Norcraft Cos., Inc.*	33,285	565,845
Owens Corning	113,214	3,629,641
USG Corp.*	125,000	3,357,500
		8,921,250
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(a)*	5,248	1,048,498
American Capital Ltd.*	121,054	1,795,231

	SHARES	VALUE
Capital Markets (continued)
Ameriprise Financial, Inc.(a)	6,295	$794,240
Ares Capital Corp.	173,340	2,771,706
Bank of New York Mellon Corp./The(a)(e)	32,263	1,249,223
BlackRock, Inc.(a)	2,979	1,016,167
Charles Schwab Corp./ The(a)(e)	173,300	4,968,511
E*TRADE Financial Corp.*	127,800	2,849,940
Evercore Partners, Inc., Class A	7,327	379,319
Goldman Sachs Group, Inc./The	2,290	435,077
Greenhill & Co., Inc.(e)	597	26,865
Invesco Ltd.	5,944	240,554
LPL Financial Holdings, Inc.(a)	4,500	186,255
Northern Trust Corp.	127,580	8,458,554
Och-Ziff Capital Management Group LLC, Class A	16,797	185,103
Oppenheimer Holdings, Inc., Class A	3,967	97,390
Pzena Investment Management, Inc., Class A	3,439	34,562
Raymond James Financial, Inc.(a)	9,857	553,273
Safeguard Scientifics, Inc.*	3,957	78,942
State Street Corp.(e)	3,000	226,380
T Rowe Price Group, Inc.	48,100	3,948,529
TD Ameritrade Holding Corp.	2,600	87,724
Waddell & Reed Financial, Inc., Class A(a)	32,619	1,557,231
		32,989,274
Chemicals — 2.4%
Air Products & Chemicals, Inc.(a)(e)	54,947	7,399,163
Airgas, Inc.(a)(e)	8,755	976,533
Akzo Nobel N.V.	27,926	1,855,110
Albemarle Corp.(a)	9,400	548,772
Cabot Corp.(e)	2,148	99,732
Celanese Corp.	3,300	193,809
Dow Chemicals Co./The	16,225	801,515
Eastman Chemical Co.	44,800	3,618,944
Ecolab, Inc.	11,306	1,257,566
FMC Corp.(e)	20,777	1,191,561
Gulf Resources, Inc.*	9,397	12,592
Huntsman Corp.	11,200	273,280
LyondellBasell Industries N.V., Class A(a)	10,408	953,685

See Accompanying Notes to the Financial Statements.

7

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Chemicals (continued)
Monsanto Co.(e)	43,500	$5,004,240
OMNOVA Solutions, Inc.*	12,008	84,416
PolyOne Corp.	19,000	703,190
Praxair, Inc.(a)	8,170	1,029,338
Sherwin-Williams Co./The(e)	5,441	1,249,036
Syngenta AG (ADR)(a)	2,852	176,824
Westlake Chemical Corp.(a)	7,400	522,070
		27,951,376
Commercial Services & Supplies — 0.8%
Cintas Corp.	11,912	872,435
Clean Harbors, Inc.*	1,400	69,482
Ennis, Inc.	16,041	237,888
KAR Auction Services, Inc.	22,867	694,242
Pitney Bowes, Inc.(a)(e)	14,599	361,179
Progressive Waste Solutions Ltd.	63,000	1,841,490
R.R. Donnelley & Sons Co.(e)	164,897	2,877,453
Tyco International Ltd.	63,513	2,726,613
		9,680,782
Communications Equipment — 0.6%
Alcatel-Lucent (ADR)*	44,628	133,884
ARRIS Group, Inc.(a)*	34,700	1,041,694
Black Box Corp.	8,227	180,912
Calix, Inc.*	10,116	109,354
ClearOne, Inc.*	6,722	65,741
Extreme Networks, Inc.*	28,208	101,267
F5 Networks, Inc.*	5,421	666,675
Harris Corp.	13,087	910,855
Infinera Corp.*	2,800	40,684
Juniper Networks, Inc.	4,838	101,937
Motorola Solutions, Inc.	57,531	3,710,749
Polycom, Inc.(a)*	21,857	285,889
Silicom Ltd.(a)	1,765	59,004
Zhone Technologies, Inc.(a)*	62,594	142,714
		7,551,359
Construction & Engineering — 0.6%
Fluor Corp.	3,225	213,946
Granite Construction, Inc.	18,738	691,620
Great Lakes Dredge & Dock Corp.*	257,212	1,797,912
KBR, Inc.	20,957	399,860
Quanta Services, Inc.(a)*	126,362	4,306,417
Tutor Perini Corp.(a)*	5,011	140,358
		7,550,113

	SHARES	VALUE
Construction Materials — 0.4%
Martin Marietta Materials, Inc.(e)	31,100	$3,636,212
Vulcan Materials Co.(a)(e)	20,000	1,234,200
		4,870,412
Consumer Finance — 0.6%
Ally Financial, Inc.(a)*	48,129	1,092,528
American Express Co.(a)	2,193	197,260
Capital One Financial Corp.(e)	1,800	148,986
Consumer Portfolio Services, Inc.*	24,666	174,142
Encore Capital Group, Inc.*	11,496	523,183
Ezcorp, Inc., Class A*	19,141	215,910
JG Wentworth Co.*	105,549	1,173,705
Nelnet, Inc., Class A	9,374	446,109
Regional Management Corp.*	28,336	330,398
Santander Consumer USA Holdings, Inc.	139,100	2,573,350
		6,875,571
Containers & Packaging — 1.1%
Avery Dennison Corp.(a)	24,639	1,154,337
Crown Holdings, Inc.(a)*	5,901	282,835
Graphic Packaging Holding Co.*	315,602	3,828,252
MeadWestvaco Corp.	6,329	279,552
Packaging Corp of America(a)	21,035	1,516,203
Rock Tenn Co., Class A	97,850	5,005,027
Sealed Air Corp.	4,484	162,545
Sonoco Products Co.(a)	3,748	153,181
		12,381,932
Distributors — 0.0%†
LKQ Corp.*	6,633	189,505

Diversified Consumer Services — 0.4%
Apollo Education Group, Inc., Class A*	14,600	418,436
H&R Block, Inc.	131,171	4,238,135
Steiner Leisure Ltd.*	2,023	85,330
		4,741,901
Diversified Financial Services — 1.2%
CME Group, Inc.(e)	60,420	5,063,800
Intercontinental Exchange, Inc.	6,013	1,252,448
Leucadia National Corp.	96,944	2,305,328

See Accompanying Notes to the Financial Statements.

8

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Diversified Financial Services (continued)
Marlin Business Services Corp.	5,005	$105,806
McGraw Hill Financial, Inc.	8,000	723,840
Moody’s Corp.	10,460	1,037,946
Rescap Liquidating Trust*	130,063	2,068,001
Voya Financial, Inc.(a)	24,400	957,700
		13,514,869
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.(a)	36,826	1,527,543
Frontier Communications Corp.(a)	95,500	624,570
Verizon Communications, Inc.(e)	24,549	1,233,587
Vonage Holdings Corp.(a)*	146,983	511,501
Windstream Holdings, Inc.(a)	86,800	909,664
		4,806,865
Electric Utilities — 1.6%
American Electric Power Co., Inc.	27,700	1,616,018
Cia Energetica de Minas Gerais (ADR)(e)	78,446	453,418
Edison International(e)	19,582	1,225,442
Entergy Corp.(e)	11,682	981,522
FirstEnergy Corp.(e)	7,070	263,994
NextEra Energy, Inc.	86,282	8,647,182
OGE Energy Corp.	118,674	4,425,353
PPL Corp.(a)	35,181	1,230,983
		18,843,912
Electrical Equipment — 0.4%
ABB Ltd. (ADR)(a)*	3,600	78,984
Acuity Brands, Inc.(a)	6,442	898,208
AMETEK, Inc.(a)	13,800	719,670
Eaton Corp. plc	12,500	854,875
Emerson Electric Co.(e)	12,815	820,929
EnerSys	11,620	729,736
General Cable Corp.	8,800	124,696
PowerSecure International, Inc.*	7,754	86,612
SolarCity Corp.*	2,529	149,666
		4,463,376
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A(a)(e)	21,870	1,106,185
Arrow Electronics, Inc.(a)*	4,826	274,406
Avnet, Inc.(a)(e)	9,176	396,862

	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Checkpoint Systems, Inc.*	6,805	$90,234
Corning, Inc.	11,200	228,816
FEI Co.(e)	85	7,164
Flextronics International Ltd.*	30,037	321,997
FLIR Systems, Inc.	9,397	315,081
Ingram Micro, Inc., Class A*	12,184	327,019
IPG Photonics Corp.*	2,219	162,897
Jabil Circuit, Inc.(e)	25,148	526,851
Methode Electronics, Inc.	4,607	181,424
Netlist, Inc.*	89,005	81,226
TE Connectivity Ltd.(a)	7,918	484,027
Tech Data Corp.(a)*	3,388	202,331
Trimble Navigation Ltd.(a)(e)*	6,387	171,555
Zebra Technologies Corp., Class A(a)*	20,498	1,511,727
		6,389,802
Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc.(a)(e)*	5,169	210,120
Baker Hughes, Inc.	14,500	767,920
Basic Energy Services, Inc.(a)*	35,700	460,530
Bristow Group, Inc.	2,362	174,552
Cameron International Corp.*	112,858	6,720,694
CARBO Ceramics, Inc.(e)	23,347	1,206,339
Dril-Quip, Inc.*	7,937	713,933
Ensco plc, Class A(e)	21,228	861,645
FMC Technologies, Inc.*	14,066	788,259
Halliburton Co.	29,721	1,638,816
Helix Energy Solutions Group, Inc.*	12,200	325,008
Helmerich & Payne, Inc.	7,800	677,196
Hornbeck Offshore Services, Inc.*	67,294	2,063,234
Nabors Industries Ltd.	55,277	986,694
National Oilwell Varco, Inc.(a)(e)	12,485	906,910
Noble Corp. plc(e)	58,528	1,224,406
Ocean Rig UDW, Inc.	229,500	3,155,625
Patterson-UTI Energy, Inc.	8,900	204,967
Rowan Cos. plc, Class A(a)	26,047	632,161
Seadrill Ltd.(a)(e)	47,256	1,086,888
Superior Energy Services, Inc.	4,986	125,398
Vantage Drilling Co.(a)*	40,364	39,052

See Accompanying Notes to the Financial Statements.

9

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Energy Equipment & Services (continued)
Weatherford International plc*	75,700	$1,242,994
		26,213,341
Food & Staples Retailing — 0.6%
Andersons, Inc./The(a)	3,252	207,250
Casey’s General Stores, Inc.(e)	2,982	244,136
Cia Brasileira de Distribuicao (ADR)(a)(e)	14,898	622,736
Costco Wholesale Corp.	9,210	1,228,338
CVS Health Corp.	4,831	414,548
Kroger Co./The(e)	40,648	2,264,500
Pantry, Inc./The*	22,413	577,583
SpartanNash Co.	15,005	336,262
Sysco Corp.(a)(e)	13,112	505,337
Wal-Mart Stores, Inc.(a)	16,024	1,222,151
		7,622,841
Food Products — 2.3%
Archer-Daniels-Midland Co.(a)	25,800	1,212,600
Bunge Ltd.(a)	14,356	1,272,659
Campbell Soup Co.	76,000	3,356,920
Darling Ingredients, Inc.(e)*	12,744	224,294
Hershey Co./The	8,955	858,874
Hormel Foods Corp.	9,006	485,514
Ingredion, Inc.(e)	5,000	386,250
John B Sanfilippo & Son, Inc.(a)	3,473	129,022
Kellogg Co.	91,900	5,877,924
Keurig Green Mountain, Inc.	8,168	1,239,494
McCormick & Co., Inc./MD(e)	1,506	106,504
Mead Johnson Nutrition Co.(a)	24,628	2,445,807
Mondelez International, Inc., Class A	11,400	401,964
Pilgrim’s Pride Corp.*	40,600	1,153,446
Post Holdings, Inc.*	20,167	756,263
Sanderson Farms, Inc.	6,600	554,268
Tyson Foods, Inc., Class A(a)(e)	107,900	4,353,765
Unilever plc (ADR)(a)	3,347	134,650
WhiteWave Foods Co./The(a)*	48,000	1,787,040
		26,737,258
Gas Utilities — 0.1%
Questar Corp.(a)	14,533	350,391
UGI Corp.(a)	21,880	824,657
		1,175,048
	SHARES	VALUE
Health Care Equipment & Supplies — 1.8%
Alere, Inc.*	81,944	$3,275,302
Align Technology, Inc.(a)*	10,800	568,296
Becton Dickinson and Co.(e)	9,606	1,236,292
Boston Scientific Corp.(a)*	71,851	954,181
Cooper Cos., Inc./The(a)(e)	5,846	958,159
Covidien plc	58,670	5,423,455
CR Bard, Inc.	7,609	1,247,648
Cyberonics, Inc.*	3,421	179,603
Edwards Lifesciences Corp.*	7,646	924,554
Fonar Corp.*	11,426	144,196
Greatbatch, Inc.*	6,253	313,838
Haemonetics Corp.*	71,322	2,690,266
Intuitive Surgical, Inc.*	1,566	776,423
Medtronic, Inc.(e)	12,382	843,957
NuVasive, Inc.*	7,948	325,073
Synergetics USA, Inc.*	29,028	103,049
Trinity Biotech plc (ADR)(a)	57,794	1,005,616
Varian Medical Systems, Inc.(a)*	7,875	662,445
		21,632,353
Health Care Providers & Services — 2.0%
Addus HomeCare Corp.*	27,411	544,657
Aetna, Inc.(a)	10,400	858,104
Alliance HealthCare Services, Inc.*	3,458	83,441
Almost Family, Inc.(a)*	3,090	90,970
AmerisourceBergen Corp.(a)	20,139	1,720,072
BioScrip, Inc.*	16,600	107,236
Cardinal Health, Inc.	15,667	1,229,546
Centene Corp.(a)(e)*	29,603	2,743,310
Cigna Corp.(a)	5,600	557,592
Civitas Solutions, Inc.*	36,912	597,236
Community Health Systems, Inc.*	24,646	1,354,791
Envision Healthcare Holdings, Inc.*	8,517	297,669
HCA Holdings, Inc.*	5,800	406,290
Health Net, Inc./CA*	8,823	419,181
Healthways, Inc.*	15,544	240,932
Laboratory Corp of America Holdings*	10,386	1,135,086
LifePoint Hospitals, Inc.*	11,546	808,220
McKesson Corp.	6,020	1,224,528
Omnicare, Inc.	66	4,395
Patterson Cos., Inc.	12,476	537,840
Providence Service Corp./The*	15,772	696,807

See Accompanying Notes to the Financial Statements.

10

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Health Care Providers & Services (continued)
Skilled Healthcare Group, Inc., Class A*	31,173	$216,029
Tenet Healthcare Corp.(a)(e)*	12,245	686,332
UnitedHealth Group, Inc.(a)(e)	33,180	3,152,432
Universal Health Services, Inc., Class B(a)	17,133	1,776,863
VCA Antech, Inc.*	7,300	332,661
WellPoint, Inc.(e)	16,436	2,082,277
		23,904,497
Health Care Technology — 0.1%
athenahealth, Inc.(a)*	1,100	134,750
Icad, Inc.*	62,826	706,793
Quality Systems, Inc.(e)	7,338	110,877
		952,420
Hotels, Restaurants & Leisure — 1.0%
Buffalo Wild Wings, Inc.(a)(e)*	8,771	1,309,335
Burger King Worldwide, Inc.	8,650	282,682
Century Casinos, Inc.*	15,109	82,193
Chipotle Mexican Grill, Inc.(e)*	1,907	1,216,666
Domino’s Pizza, Inc.	3,000	266,370
Jack in the Box, Inc.(a)	21,616	1,535,601
Las Vegas Sands Corp.	4,730	294,490
Life Time Fitness, Inc.*	15,736	877,597
Marriott International, Inc./DE, Class A(e)	3,000	227,250
McDonald’s Corp.	13,886	1,301,535
Pinnacle Entertainment, Inc.(a)(e)*	1,518	38,906
RCI Hospitality Holdings, Inc.*	16,338	194,422
Royal Caribbean Cruises Ltd.(e)	10,700	727,279
Ruth’s Hospitality Group, Inc.	13,389	162,944
Speedway Motorsports, Inc.(a)	9,574	187,363
Starbucks Corp.(a)	15,843	1,197,097
Texas Roadhouse, Inc.(a)	15,025	433,772
Vail Resorts, Inc.(a)	1,323	114,254
Wyndham Worldwide Corp.(a)	3,600	279,612
Wynn Resorts Ltd.(a)	7,215	1,370,922
		12,100,290

	SHARES	VALUE
Household Durables — 0.9%
Harman International Industries, Inc.(a)(e)	8,600	$923,124
Helen of Troy Ltd.*	6,016	372,090
Hooker Furniture Corp.	15,765	241,047
Jarden Corp.(e)*	48,748	3,173,007
KB Home	13,600	214,064
La-Z-Boy, Inc.	12,517	286,139
Tupperware Brands Corp.(a)	11,254	717,442
Turtle Beach Corp.(a)*	5,046	29,166
Whirlpool Corp.(a)(e)	24,051	4,137,974
		10,094,053
Household Products — 0.1%
Energizer Holdings, Inc.	7,285	893,505
Independent Power and Renewable Electricity Producers — 0.1%
Dynegy, Inc.*	11,957	364,689
Vivint Solar, Inc.*	22,880	322,150
		686,839
Industrial Conglomerates — 0.4%
3M Co.	1,611	247,723
Carlisle Cos., Inc.	8,653	769,079
Danaher Corp.	32,086	2,579,714
Koninklijke Philips N.V. (NYRS)(e)	7,686	214,747
Roper Industries, Inc.(a)	6,920	1,095,436
		4,906,699
Insurance — 1.6%
ACE Ltd.(a)	8,737	954,954
Allied World Assurance Co. Holdings AG	2,200	83,600
American Financial Group, Inc./OH(a)	4,835	289,278
American International Group, Inc.(a)	101,392	5,431,569
Arch Capital Group Ltd.(a)*	10,096	568,607
Assured Guaranty Ltd.(a)	6,520	150,482
Axis Capital Holdings Ltd.(a)	7,268	349,882
Cincinnati Financial Corp.	11,093	559,864
Crawford & Co., Class A	5,405	47,672
Everest Re Group Ltd.(e)	1,761	300,515
HCI Group, Inc.	2,655	134,980
Health Insurance Innovations, Inc., Class A*	51	516
Lincoln National Corp.(e)	14,462	791,939
Loews Corp.	437	19,053

See Accompanying Notes to the Financial Statements.

11

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Insurance (continued)
Maiden Holdings Ltd.	26,884	$321,264
MetLife, Inc.	16,685	904,994
National Western Life Insurance Co., Class A	1,021	276,691
PartnerRe Ltd.(a)	8,878	1,027,096
Progressive Corp./The(a)	28,661	756,937
Prudential Financial, Inc.(a)	19,363	1,714,400
Reinsurance Group of America, Inc.(a)	17,824	1,501,672
StanCorp Financial Group, Inc.	2,474	172,091
Travelers Cos., Inc./The(a)	12,250	1,234,800
Unum Group(a)(e)	21,500	719,390
Validus Holdings Ltd.(a)	8,897	353,923
		18,666,169
Internet & Catalog Retail — 0.6%
Ctrip.com International Ltd. (ADR)(e)*	21,371	1,245,929
Expedia, Inc.	12,744	1,082,858
Groupon, Inc.*	511,877	3,741,821
Liberty Interactive Corp., Class A*	21,783	569,408
Liberty Ventures*	1	27
Priceline Group, Inc./The*	21	25,330
TripAdvisor, Inc.*	7,400	656,084
		7,321,457
Internet Software & Services — 3.1%
Akamai Technologies, Inc.(a)*	9,546	575,624
Alibaba Group Holding Ltd. (ADR)*	30,933	3,049,994
Baidu, Inc. (ADR)(a)*	5,169	1,234,202
eBay, Inc.*	204,705	10,747,013
Equinix, Inc.	22,332	4,665,155
Global Eagle Entertainment, Inc.*	12,007	146,846
Gogo, Inc.(a)*	88,500	1,469,985
Google, Inc., Class A*	3,234	1,836,491
HomeAway, Inc.*	17,500	610,750
IAC/InterActiveCorp	18,286	1,237,779
Perion Network Ltd.*	42,836	235,598
Rackspace Hosting, Inc.*	150,010	5,754,384
SINA Corp./China(a)(e)*	30,511	1,250,036
WebMD Health Corp.*	11,900	507,892
Yahoo!, Inc.(a)*	70,206	3,232,986
		36,554,735
	SHARES	VALUE
IT Services — 1.1%
Acxiom Corp.(a)*	13,488	$254,114
Alliance Data Systems Corp.(a)*	834	236,314
Amdocs Ltd.(a)	39,275	1,867,133
Broadridge Financial Solutions, Inc.(a)	10,320	453,358
CACI International, Inc., Class A(e)*	423	34,809
Cognizant Technology Solutions Corp., Class A*	19,169	936,406
Computer Sciences Corp.(e)	12,200	736,880
EPAM Systems, Inc.*	10,916	521,130
Euronet Worldwide, Inc.(e)*	3,402	182,585
Fidelity National Information Services, Inc.	21,345	1,246,334
Fiserv, Inc.*	17,512	1,216,734
Global Payments, Inc.	15,353	1,235,916
Jack Henry & Associates, Inc.	5,205	311,363
MAXIMUS, Inc.	1,874	90,814
Newtek Business Services, Inc.*	4,917	69,324
Planet Payment, Inc.*	40,064	67,708
Sykes Enterprises, Inc.*	9,980	214,969
Total System Services, Inc.(a)(e)	17,049	576,086
VeriFone Systems, Inc.(a)*	17,507	652,311
Visa, Inc., Class A(a)	3,200	772,576
Western Union Co./The(a)	17,800	301,888
WEX, Inc.(a)(e)*	2,436	276,632
WidePoint Corp.(a)*	24,046	37,512
Xerox Corp.(a)	20,000	265,600
		12,558,496
Leisure Products — 0.2%
Mattel, Inc.	39,760	1,235,343
Polaris Industries, Inc.(a)(e)	8,246	1,243,992
Summer Infant, Inc.*	6,332	21,465
		2,500,800
Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.(a)(e)*	6,818	430,625
Covance, Inc.(a)(e)*	14,920	1,192,108
ICON plc(a)(e)*	13,872	729,806
Illumina, Inc.*	6,334	1,219,801
Thermo Fisher Scientific, Inc.(a)	10,607	1,247,065
Waters Corp.(a)*	6,861	760,199
		5,579,604

See Accompanying Notes to the Financial Statements.

12

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Machinery — 1.2%
Actuant Corp., Class A(e)	281	$8,905
Allison Transmission Holdings, Inc.	2,700	87,696
Barnes Group, Inc.	3,006	109,899
Caterpillar, Inc.(e)	5,700	578,037
Chart Industries, Inc.(e)*	25,881	1,204,761
Crane Co.	5,754	358,762
Dover Corp.	15,407	1,223,932
Flowserve Corp.(e)	16,084	1,093,551
FreightCar America, Inc.	11,619	383,079
IDEX Corp.(e)	10,110	757,340
Illinois Tool Works, Inc.	2,785	253,574
Ingersoll-Rand plc	2,709	169,638
MFRI, Inc.*	4,463	40,703
Middleby Corp./The*	4,000	354,000
Mueller Water Products, Inc., Class A	77,453	764,461
PACCAR, Inc.	14,000	914,480
Pentair plc	496	33,257
Stanley Black & Decker, Inc.(a)	13,305	1,245,880
Timken Co./The(a)	20,463	879,704
Trinity Industries, Inc.(a)(e)	51,400	1,835,494
Wabash National Corp.*	3,632	37,410
WABCO Holdings, Inc.(a)*	10,823	1,053,944
Wabtec Corp.(a)	8,314	717,498
Woodward, Inc.(e)	316	16,182
Xerium Technologies, Inc.(a)*	11,470	171,132
		14,293,319
Marine — 0.0%†
Safe Bulkers, Inc.	9,949	53,128
Media — 2.8%
AMC Networks, Inc., Class A(a)*	7,800	473,070
CBS Corp., Class B	11,528	625,048
Charter Communications, Inc., Class A*	56,786	8,994,334
Cogeco Cable, Inc.	13,028	710,440
Comcast Corp., Class A	63,234	3,498,007
Cumulus Media, Inc., Class A*	23,997	92,628
Discovery Communications, Inc., Class A(e)*	32,895	1,162,838
DISH Network Corp., Class A*	93,160	5,929,634
Gannett Co., Inc.	8,400	264,600
Grupo Televisa SAB (ADR)	34,488	1,246,396

	SHARES	VALUE
Media (continued)
Liberty Global plc(e)*	25,218	$1,121,445
Liberty Global plc, Class A*	9,423	428,464
Liberty Media Corp., Class A*	4,800	230,496
MDC Partners, Inc., Class A	30,156	624,229
Time Warner Cable, Inc.(a)	29,600	4,357,416
Time Warner, Inc.(a)	28,000	2,225,160
Viacom, Inc., Class B(a)	5,653	410,860
		32,395,065
Metals & Mining — 0.8%
Alcoa, Inc.(a)(e)	68,272	1,144,239
ArcelorMittal (NYRS)(a)(e)	26,600	350,056
Century Aluminum Co.(e)*	31,093	910,403
Compass Minerals International, Inc.	3,221	275,975
Constellium N.V., Class A*	2,100	42,525
Freeport-McMoRan, Inc.	66,156	1,885,446
Nevsun Resources Ltd.	13,566	45,989
Nucor Corp.(e)	38,383	2,074,985
POSCO (ADR)	1,984	141,975
Royal Gold, Inc.	1,200	68,580
Steel Dynamics, Inc.(a)(e)	38,706	890,625
Taseko Mines Ltd.*	71,941	94,962
United States Steel Corp.(a)(e)	33,864	1,355,915
		9,281,675
Multiline Retail — 1.1%
Big Lots, Inc.(a)	20,778	948,516
Dillard’s, Inc., Class A	2,963	313,367
Dollar General Corp.*	87,690	5,495,532
Dollar Tree, Inc.*	31,590	1,913,406
J.C. Penney Co., Inc.*	100,200	762,522
Kohl’s Corp.(e)	11,049	599,077
Macy’s, Inc.	35,600	2,058,392
Target Corp.(a)	12,604	779,179
		12,869,991
Multi-Utilities — 1.8%
Ameren Corp.(a)	8,039	340,371
Dominion Resources, Inc.(e)	129,614	9,241,478
DTE Energy Co.(e)	14,941	1,227,553
MDU Resources Group, Inc.	3,091	87,104
NiSource, Inc.	11,936	502,028
PG&E Corp.	27,074	1,362,364
Sempra Energy(a)(e)	72,887	8,017,570
Vectren Corp.(a)	1,459	65,582
Wisconsin Energy Corp.	4,500	223,470
		21,067,520

See Accompanying Notes to the Financial Statements.

13

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Oil, Gas & Consumable Fuels — 5.3%
Aegean Marine Petroleum Network, Inc.(a)	55,586	$469,702
Anadarko Petroleum Corp.	6,056	555,820
Apache Corp.(a)	111,759	8,627,795
Bellatrix Exploration Ltd.(a)*	5,463	25,403
Cheniere Energy, Inc.*	16,548	1,241,100
Chesapeake Energy Corp.(e)	5,900	130,862
Chevron Corp.(a)	2,785	334,061
Cimarex Energy Co.(a)	11,151	1,267,534
Cobalt International Energy, Inc.(e)*	61,827	723,994
Concho Resources, Inc.(e)*	6,136	669,008
CONSOL Energy, Inc.	20,772	764,410
Continental Resources, Inc./OK*	11,580	652,765
Cosan Ltd., Class A(e)	14,899	157,780
Devon Energy Corp.	38,062	2,283,720
DHT Holdings, Inc.	3,995	26,607
Dynagas LNG Partners LP	5,537	121,925
Energy Transfer Equity, LP	118,181	6,897,043
Gastar Exploration, Inc.*	35,795	143,180
Gran Tierra Energy, Inc.*	145,223	662,217
Green Plains, Inc.	4,489	153,524
Hess Corp.	92,534	7,847,808
HollyFrontier Corp.(a)	16,300	739,694
Ithaca Energy, Inc.*	122,273	156,225
Kinder Morgan, Inc.(e)	139,700	5,406,390
LinnCo LLC(a)	31,600	757,452
Marathon Petroleum Corp.	17,800	1,618,020
Murphy Oil Corp.	22,878	1,221,456
Newfield Exploration Co.*	36,555	1,192,059
Oasis Petroleum, Inc.(a)*	41,710	1,249,632
ONEOK, Inc.	1,900	111,986
PBF Energy, Inc., Class A	25,845	673,779
Peabody Energy Corp.(e)	49,959	521,072
Phillips 66(a)	28,000	2,198,000
Pioneer Natural Resources Co.	6,609	1,249,497
Rosetta Resources, Inc.(a)*	15,884	604,068
Royal Dutch Shell plc (ADR)(a)(e)	11,935	856,814
Stone Energy Corp.(a)*	15,026	368,137
Teekay Corp.	10,800	631,368
Tesoro Corp.(a)	15,400	1,099,714
Valero Energy Corp.(a)	45,200	2,264,068
Vertex Energy, Inc.(a)*	43,461	274,673
Western Refining, Inc.(a)	7,600	346,484
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.(a)*	20,668	$1,265,708
Williams Cos., Inc./The(a)	58,243	3,233,069
YPF SA (ADR)(a)	400	14,068
		61,809,691
Paper & Forest Products — 0.0%†
Domtar Corp.	9,388	385,565
Personal Products — 0.0%†
MusclePharm Corp.*	8,599	111,357
Pharmaceuticals — 2.8%
AbbVie, Inc.(e)	15,400	977,284
Actavis plc*	36,955	8,970,456
Allergan, Inc.	11,864	2,254,872
AstraZeneca plc (ADR)(a)	400	29,176
Eli Lilly & Co.(e)	19,439	1,289,389
Endo International plc*	849	56,815
GlaxoSmithKline plc (ADR)(e)	16,224	738,030
Hospira, Inc.(e)*	7,249	389,271
Johnson & Johnson	9,278	999,983
Merck & Co., Inc.	26,200	1,518,028
Novartis AG (ADR)(e)	13,322	1,234,816
Novo Nordisk A/S (ADR)	12,413	560,819
Pacira Pharmaceuticals, Inc./DE*	7,800	723,996
Perrigo Co. plc	7,593	1,225,890
POZEN, Inc.*	21,769	197,445
Salix Pharmaceuticals Ltd.*	5,399	776,646
Supernus Pharmaceuticals, Inc.(a)*	64,625	518,939
Teva Pharmaceutical Industries Ltd. (ADR)	21,693	1,225,004
Valeant Pharmaceuticals International, Inc.(a)*	65,397	8,700,417
		32,387,276
Professional Services — 0.4%
Equifax, Inc.	13,718	1,039,002
Manpowergroup, Inc.(a)	25,867	1,726,622
On Assignment, Inc.*	6,001	174,629
Robert Half International, Inc.(a)(e)	22,774	1,247,560
TrueBlue, Inc.(a)*	7,210	178,231
		4,366,044

See Accompanying Notes to the Financial Statements.

14

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Real Estate Investment Trusts (REITs) — 1.2%
Ashford Hospitality Trust, Inc.(a)	7,216	$81,541
Campus Crest Communities, Inc.	91,892	582,595
CBS Outdoor Americas, Inc.	31,600	961,588
Cherry Hill Mortgage Investment Corp.	17,605	327,805
Chimera Investment Corp.	236,000	736,320
DCT Industrial Trust, Inc.	55,700	477,349
DDR Corp.(a)	3,400	61,676
Geo Group, Inc./The	97,338	3,887,680
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,355	410,383
Iron Mountain, Inc.	102,222	3,687,148
LaSalle Hotel Properties	8,600	337,206
New Residential Investment Corp.	19,707	243,966
Newcastle Investment Corp.	62,639	1,512,732
Preferred Apartment Communities, Inc.	34,134	290,139
RAIT Financial Trust	75,586	554,045
		14,152,173
Real Estate Management & Development — 0.2%
Brookfield Asset Management, Inc., Class A(a)	927	45,395
CBRE Group, Inc., Class A*	3,800	121,600
Jones Lang LaSalle, Inc.(a)(e)	13,363	1,806,811
Realogy Holdings Corp.*	17,400	713,574
		2,687,380
Road & Rail — 0.8%
Canadian National Railway Co.	8,450	596,401
Canadian Pacific Railway Ltd.(e)	3,778	784,615
Con-way, Inc.	24,800	1,075,576
Hertz Global Holdings, Inc.*	70,968	1,555,619
Kansas City Southern(e)	10,141	1,245,213
Norfolk Southern Corp.(a)	5,700	630,648
Quality Distribution, Inc.*	173,964	2,254,574
Roadrunner Transportation Systems, Inc.*	9,402	193,775
Swift Transportation Co.*	23,800	587,860
Union Pacific Corp.	3,700	430,865
		9,355,146

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 1.9%
Altera Corp.(a)(e)	25,374	$872,104
Ambarella, Inc.(a)*	4,800	212,592
Analog Devices, Inc.(a)(e)	25,893	1,284,811
ARM Holdings plc (ADR)(e)	395	16,871
ASML Holding N.V. (NYRS)(a)(e)	4,375	436,100
Atmel Corp.*	10,259	76,122
Avago Technologies Ltd.(a)	1,435	123,769
Broadcom Corp., Class A(a)	50,606	2,119,379
Freescale Semiconductor Ltd.(e)*	102,600	2,040,714
Integrated Device Technology, Inc.(a)*	53,052	870,583
Intel Corp.(e)	30,600	1,040,706
JinkoSolar Holding Co., Ltd. (ADR)*	1,700	41,939
Lam Research Corp.(e)	16,108	1,254,169
Linear Technology Corp.	15,600	668,304
Marvell Technology Group Ltd.	108,504	1,458,294
Micron Technology, Inc.(a)*	7,700	254,793
NXP Semiconductor N.V.(a)*	70,905	4,868,337
ON Semiconductor Corp.*	38,700	320,823
RF Micro Devices, Inc.*	35,221	458,225
Silicon Laboratories, Inc.(a)*	4,239	193,256
Skyworks Solutions, Inc.(a)	4,139	241,055
Spansion, Inc., Class A*	27,400	563,892
Synaptics, Inc.(e)*	18,500	1,265,955
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,124	46,771
Texas Instruments, Inc.(e)	25,258	1,254,312
Ultra Clean Holdings, Inc.(a)*	13,506	118,583
Xcerra Corp.(a)*	27,558	233,967
Xilinx, Inc.(a)	3,900	173,472
		22,509,898
Software — 1.2%
Activision Blizzard, Inc.(a)	25,100	500,745
ANSYS, Inc.(a)*	10,154	797,698
Aspen Technology, Inc.(a)*	20,316	750,270
Cadence Design Systems, Inc.*	35,900	644,405
Check Point Software Technologies Ltd.*	13,338	990,346
Citrix Systems, Inc.*	18,561	1,192,173
CommVault Systems, Inc.*	14,260	632,288

See Accompanying Notes to the Financial Statements.

15

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Software (continued)
Electronic Arts, Inc.*	6,100	$249,917
ePlus, Inc.*	1,084	66,200
Fortinet, Inc.*	6,497	169,247
Informatica Corp.*	18,038	643,235
Microsoft Corp.	22,200	1,042,290
Monitise plc*	185,324	98,222
Net 1 UEPS Technologies, Inc.*	30,728	391,475
NetSuite, Inc.*	11,536	1,253,502
Nuance Communications, Inc.*	17,600	271,568
SolarWinds, Inc.*	6,900	328,095
Solera Holdings, Inc.(a)	15,842	822,992
Synopsys, Inc.(a)*	8,904	364,886
TeleCommunication Systems, Inc., Class A(a)*	24,229	69,779
Telenav, Inc.(a)*	9,180	66,280
TiVo, Inc.(a)*	16,968	221,432
Tyler Technologies, Inc.(a)*	2,164	242,195
Ultimate Software Group, Inc./The(e)*	2,700	406,377
Verint Systems, Inc.(a)*	7,800	448,422
VMware, Inc., Class A(a)*	16,008	1,337,788
Vringo, Inc.*	32,487	33,462
		14,035,289
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(a)(e)	33,279	1,114,181
Advance Auto Parts, Inc.(a)	22,048	3,240,174
AutoZone, Inc.(a)(e)*	1,100	608,872
Bed Bath & Beyond, Inc.(a)(e)*	20,542	1,383,298
Best Buy Co., Inc.(a)(e)	44,443	1,517,284
DSW, Inc., Class A(e)	25,624	759,752
Five Below, Inc.*	4,921	196,200
Foot Locker, Inc.	43,034	2,410,334
GameStop Corp., Class A(e)	221	9,450
L Brands, Inc.(e)	511	36,853
Lithia Motors, Inc., Class A	2,600	201,812
Lowe’s Cos., Inc.	44,100	2,522,520
Lumber Liquidators Holdings, Inc.*	1,569	84,365
Men’s Wearhouse, Inc./The	1,447	68,052
Office Depot, Inc.*	80,335	419,349
O’Reilly Automotive, Inc.(e)*	6,516	1,146,034
Pep Boys-Manny Moe & Jack/The*	259,705	2,474,989
	SHARES	VALUE
Specialty Retail (continued)
PetSmart, Inc.	49,579	$3,587,041
Pier 1 Imports, Inc.	27,898	359,884
Signet Jewelers Ltd.(e)	9,466	1,136,015
Sonic Automotive, Inc., Class A	3,292	81,938
TJX Cos., Inc./The(a)	16,551	1,048,009
TravelCenters of America LLC(a)*	35,888	347,396
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	10,161	1,227,550
Urban Outfitters, Inc.*	7,600	230,736
Williams-Sonoma, Inc.(a)	19,157	1,245,780
		27,457,868
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.(a)	19,938	2,153,304
EMC Corp.	191,843	5,511,649
Hewlett-Packard Co.(a)	29,100	1,044,108
Lexmark International, Inc., Class A(a)(e)	42,875	1,850,485
NCR Corp.*	59,739	1,652,978
NetApp, Inc.(e)	27,606	1,181,537
Quantum Corp.*	346,171	443,099
SanDisk Corp.	1,900	178,866
Seagate Technology plc(a)(e)	4,000	251,320
Stratasys Ltd.*	903	108,685
Super Micro Computer, Inc.*	2,906	92,876
Western Digital Corp.(e)	7,800	767,286
		15,236,193
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	15,510	1,211,796
Hanesbrands, Inc.(a)(e)	14,486	1,529,866
Kate Spade & Co.(a)(e)*	51,396	1,394,374
NIKE, Inc., Class B	29,200	2,714,724
PVH Corp.(a)	11,675	1,335,036
Ralph Lauren Corp.(e)	353	58,189
Skechers U.S.A., Inc., Class A*	16,400	897,900
Under Armour, Inc., Class A*	17,509	1,148,240
		10,290,125
Thrifts & Mortgage Finance — 0.1%
Federal Agricultural Mortgage Corp., Class C	8,019	267,033
Meta Financial Group, Inc.	74	2,776
MGIC Investment Corp.(a)*	72,451	646,263

See Accompanying Notes to the Financial Statements.

16

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Thrifts & Mortgage Finance (continued)
Ocwen Financial Corp.*	4,563	$107,504
Stonegate Mortgage Corp.(a)*	33,210	480,216
		1,503,792
Tobacco — 0.0%†
Lorillard, Inc.	7,007	430,931
Trading Companies & Distributors — 1.2%
AerCap Holdings N.V.(a)*	173,292	7,510,475
Aircastle Ltd.	5,872	112,038
Fly Leasing Ltd. (ADR)	15,484	191,692
HD Supply Holdings, Inc.*	170,826	4,926,622
MRC Global, Inc.*	3,062	64,394
MSC Industrial Direct Co., Inc., Class A	2,889	233,922
WW Grainger, Inc.	3,369	831,469
		13,870,612
Water Utilities — 0.0%†
American Water Works Co., Inc.(a)	5,721	305,330
Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (ADR)(a)	20,115	1,248,940
Mobile Telesystems OJSC (ADR)	45,411	649,377
SBA Communications Corp., Class A(a)*	10,708	1,202,830
SK Telecom Co., Ltd. (ADR)(a)(e)	16,036	445,641
Telephone & Data Systems, Inc.(a)	7,846	201,171
Tim Participacoes S.A. (ADR)(a)	51,654	1,421,518
		5,169,477
TOTAL COMMON STOCKS (cost $775,354,687)		796,509,762
PREFERRED STOCKS — 0.0%†
Real Estate Investment Trusts (REITs) — 0.0%†
Campus Crest Communities, Inc. 8.00%, 02/09/2017(c)(g)	6,825	174,584
TOTAL PREFERRED STOCKS (cost $174,546)		174,584
	SHARES	VALUE
EXCHANGE TRADED FUNDS — 1.1%
iShares Russell 2000 Index Fund	24,000	$2,797,440
Market Vectors Gold Miners ETF	6,881	118,422
SPDR Dow Jones International Real Estate ETF	69,000	3,002,190
SPDR Gold Shares*	700	78,862
SPDR S&P 500 ETF Trust	100	20,166
Vanguard Global ex-U.S. Real Estate ETF	41,000	2,331,260
Vanguard REIT ETF	59,000	4,660,410
TOTAL EXCHANGE TRADED FUNDS (cost $12,475,280)		13,008,750
MUTUAL FUNDS — 0.1%
BlackRock MuniAssets Fund, Inc.	6,466	86,321
Eaton Vance Municipal Income Term Trust	4,926	86,698
Nuveen Dividend Advantage Municipal Fund 3	15,527	214,273
Nuveen Dividend Advantage Municipal Income Fund	14,243	201,538
TOTAL MUTUAL FUNDS (cost $548,242)		588,830

	PRINCIPAL AMOUNT
AGENCY CMO — 0.6%
U.S. Government Agencies — 0.6%
Government National Mortgage Association, Class SA 5.99%, 12/20/2043 IO(c)	$15,782,440	2,700,696
Government National Mortgage Association, Class SA 6.44%, 2/20/2041 IO(c)	9,415,192	1,750,868
Government National Mortgage Association, Class SB 5.89%, 12/20/2039 IO(c)	13,769,306	2,364,143
TOTAL AGENCY CMO (cost $6,787,358)		6,815,707

See Accompanying Notes to the Financial Statements.

17

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL
	AMOUNT		VALUE
CORPORATE BONDS — 12.9%
Aerospace & Defense — 0.4%
B/E Aerospace, Inc.
5.25%, 4/1/2022		$2,140,000	$2,394,125
6.88%, 10/1/2020		1,780,000	1,937,975
DynCorp International, Inc. 10.38%, 7/1/2017		10,000	8,500
TransDigm, Inc. 6.00%, 7/15/2022		650,000	664,625
			5,005,225
Automobiles — 0.2%
General Motors Co. 6.25%, 10/2/2043		2,132,000	2,547,740
Banks — 0.2%
Barclays plc 8.00%, 12/15/2020(c)(g)	EUR	930,000	1,211,863
Bundesrepublik Deutschland 2.00%, 8/15/2023		850,000	1,185,344
			2,397,207
Capital Markets — 0.3%
Lehman Brothers Holdings, Inc.
0.00%, 12/30/2016(c)(d)		$3,860,000	564,525
6.20%, 9/26/2014(d)		8,000,000	1,230,000
7.88%, 5/8/2018(d)	GBP	8,000,000	2,079,610
			3,874,135
Chemicals — 1.1%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/2018		$6,218,000	6,179,137
9.00%, 11/15/2020		1,517,000	1,399,433
NOVA Chemicals Corp.
5.00%, 5/1/2025(b)		290,000	300,351
5.25%, 8/1/2023(b)		4,625,000	4,856,250
			12,735,171
Commercial Services & Supplies — 0.1%
Befesa Zinc SAU Via Zinc Capital S.A. 8.88%, 5/15/2018	EUR	1,000,000	1,316,848
	PRINCIPAL
	AMOUNT		VALUE
Construction Materials — 0.0%†
Cemex SAB de CV 5.70%, 1/11/2025(b)		$345,000	$339,825
Containers & Packaging — 0.3%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is 6.00%, 6/15/2017(b)		2,700,000	2,716,875
Tekni-Plex, Inc. 9.75%, 6/1/2019(b)		845,000	923,162
			3,640,037
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University /The 4.25%, 5/1/2054		350,000	358,096
Massachusetts Institute of Technology 4.68%, 7/1/2114		1,159,000	1,253,709
			1,611,805
Diversified Financial Services — 0.4%
Cedulas TDA 6 Fondo de Titulizacion de Activos 4.25%, 4/10/2031	EUR	1,000,000	1,530,515
Odeon & UCI Finco plc 9.00%, 8/1/2018	GBP	1,825,000	2,636,675
			4,167,190
Diversified Telecommunication Services — 0.3%
Altice Finco S.A. 8.13%, 1/15/2024(b)		$1,420,000	1,494,550
Telecom Italia S.p.A. 5.30%, 5/30/2024(a)(b)		929,000	940,455
Wind Acquisition Finance S.A. 4.75%, 7/15/2020(a)(b)		835,000	818,300
			3,253,305

See Accompanying Notes to the Financial Statements.

18

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL
	AMOUNT		VALUE
Electric Utilities — 0.0%†
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(d)		$4,579,000	$412,110
Electrical Equipment — 0.3%
Galapagos Holding SA 7.00%, 6/15/2022	EUR	483,000	575,008
SolarCity Corp. 1.63%, 11/1/2019(b)		$2,725,000	2,649,893
			3,224,901
Energy Equipment & Services — 0.4%
CHC Helicopter S.A. 9.25%, 10/15/2020		2,920,500	3,139,537
Hornbeck Offshore Services, Inc. 1.50%, 9/1/2019		2,000,000	1,874,700
			5,014,237
Food & Staples Retailing — 0.4%
New Albertsons, Inc.
7.45%, 8/1/2029		305,000	281,363
8.00%, 5/1/2031		1,700,000	1,636,250
US Foods, Inc. 8.50%, 6/30/2019		2,100,000	2,214,975
			4,132,588
Gas Utilities — 0.2%
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/2021		1,700,000	1,727,625
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(b)		858,000	957,152
			2,684,777
Health Care Providers & Services — 0.6%
Children’s Hospital Medical Center 4.27%, 5/15/2044		265,000	265,367
Dignity Health 5.27%, 11/1/2064		398,000	404,887
Gentiva Health Services, Inc. 11.50%, 9/1/2018		2,052,000	2,208,465
	PRINCIPAL
	AMOUNT		VALUE
Health Care Providers & Services (continued)
inVentiv Health, Inc.
10.00%, 8/15/2018 PIK(b)		$2,743,000	$2,482,415
11.00%, 8/15/2018(b)		361,000	258,115
11.00%, 8/15/2018(b)		1,601,000	1,144,715
			6,763,964
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/2020		1,300,000	981,500
10.00%, 12/15/2018		1,520,000	231,800
11.25%, 6/1/2017		2,730,000	2,064,563
PortAventura Entertainment Barcelona B.V. 5.79%, 12/1/2019(c)	EUR	3,000,000	3,748,886
Punch Taverns Finance plc
7.32%, 10/15/2025(b)	GBP	660,000	1,172,328
7.32%, 10/15/2025		1,980,000	3,496,263
Ruby Tuesday, Inc. 7.63%, 5/15/2020		$266,000	263,672
			11,959,012
Insurance — 0.3%
Ambac Assurance Corp. 5.10%, 6/7/2020(b)		3,000,000	3,480,000

IT Services — 0.5%
First Data Corp.
11.75%, 8/15/2021		2,000,000	2,350,000
12.63%, 1/15/2021		1,000,000	1,211,250
TES Finance plc 6.75%, 7/15/2020	GBP	1,300,000	1,920,362
			5,481,612
Machinery — 0.3%
Chart Industries, Inc. 2.00%, 8/1/2018		$2,000,000	2,130,860
Meritor, Inc. 7.87%, 3/1/2026		1,000,000	1,473,750
			3,604,610

See Accompanying Notes to the Financial Statements.

19

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL
	AMOUNT	VALUE
Media — 0.3%
iHeartCommunications, Inc. 9.00%, 9/15/2022(b)	$1,035,000	$1,040,175
Postmedia Network, Inc. 12.50%, 7/15/2018	1,842,000	1,945,520
Visant Corp. 10.00%, 10/1/2017	1,110,000	980,963
		3,966,658
Metals & Mining — 1.3%
American Gilsonite Co. 11.50%, 9/1/2017(b)	3,700,000	3,838,750
AuRico Gold, Inc. 7.75%, 4/1/2020(b)	1,000,000	1,002,800
Consolidated Minerals Ltd. 8.00%, 5/15/2020(b)	1,960,000	1,647,380
Evraz, Inc. N.A. 7.50%, 11/15/2019(b)	2,165,000	2,192,063
First Quantum Minerals Ltd. 7.25%, 5/15/2022(b)	1,125,000	1,102,500
HudBay Minerals, Inc. 9.50%, 10/1/2020	2,950,000	3,127,000
Northland Resources AB 4.00%, 10/15/2020(b)(f)	1,055,311	7,387
Thompson Creek Metals Co., Inc. 7.38%, 6/1/2018	2,810,000	2,613,300
		15,531,180
Oil, Gas & Consumable Fuels — 2.0%
Athlon Holdings LP / Athlon Finance Corp. 6.00%, 5/1/2022(b)	1,400,000	1,510,250
Chesapeake Energy Corp.
5.38%, 6/15/2021	480,000	505,200
6.63%, 8/15/2020	1,240,000	1,407,400
Cimarex Energy Co. 4.38%, 6/1/2024	265,000	270,631
Dynagas LNG Partners LP / Dynagas Finance, Inc. 6.25%, 10/30/2019	398,000	394,020
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.88%, 2/15/2023	3,500,000	3,965,955
	PRINCIPAL
	AMOUNT		VALUE
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp.
8.88%, 5/15/2021		$1,000,000	$827,500
9.75%, 7/15/2020		1,000,000	857,500
Ithaca Energy, Inc. 8.13%, 7/1/2019(b)		2,625,000	2,270,625
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 4/15/2020		2,580,000	2,599,350
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.13%, 11/15/2021(b)		4,500,000	4,612,500
Sabine Pass Liquefaction LLC
5.63%, 2/1/2021		1,000,000	1,052,500
5.63%, 4/15/2023		1,000,000	1,042,500
Whiting Petroleum Corp.
5.00%, 3/15/2019		821,000	853,840
5.75%, 3/15/2021		1,180,000	1,250,800
			23,420,571
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc. 7.50%, 7/15/2021(b)		1,000,000	1,075,000
Real Estate Investment Trusts (REITs) — 0.2%
Starwood Waypoint Residential Trust
3.00%, 7/1/2019(b)		1,710,000	1,683,206
4.50%, 10/15/2017(b)		120,000	127,229
			1,810,435
Road & Rail — 0.2%
Moto Finance plc 10.25%, 3/15/2017	GBP	1,000,000	1,707,216
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020		$2,304,000	2,211,840

See Accompanying Notes to the Financial Statements.

20

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Software — 0.4%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018	$4,852,000	$4,961,170
Specialty Retail — 0.6%
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 PIK(b)	1,369,000	1,321,085
Claire’s Stores, Inc. 9.00%, 3/15/2019(b)	3,000,000	3,075,000
New Look Bondco I plc 8.38%, 5/14/2018	1,520,000	1,584,752
Petco Animal Supplies, Inc. 9.25%, 12/1/2018(b)	1,135,000	1,181,819
		7,162,656
Textiles, Apparel & Luxury Goods — 0.0%†
Quiksilver, Inc./QS Wholesale, Inc. 7.88%, 8/1/2018(b)	230,000	209,300
Trading Companies & Distributors — 0.1%
HD Supply, Inc. 11.50%, 7/15/2020	856,000	1,001,520
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 6.38%, 3/1/2025	890,000	921,150
TOTAL CORPORATE BONDS (cost $155,066,453)		151,624,995
MUNICIPAL BONDS — 1.9%
Alabama — 0.0%†
City of Birmingham, Series B,
3.25%, 3/1/2031	165,000	158,324
3.38%, 3/1/2032	170,000	164,671
		322,995
Arizona — 0.3%
La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services, 7.00%, 3/1/2034	3,545,000	3,526,353

	PRINCIPAL AMOUNT	VALUE
Arkansas — 0.0%†
Arkansas Tech University Housing System, Revenue Bonds, 3.63%, 5/1/2039	$35,000	$33,677
Arkansas Tech University Student Fee, Revenue Bonds, Series A, 3.63%, 5/1/2039	155,000	149,143
		182,820
California — 0.2%
Cotati-Rohnert Park Unified School District, Election of 2014, Series A, 4.00%, 8/1/2049	455,000	457,830
Jefferson Elementary School District, San Mateo County, Election of 2012, Series B, 4.00%, 9/1/2039	505,000	510,101
Rincon Valley Union School District, Election of 2014, Series A, 3.50%, 8/1/2039	325,000	308,682
San Juan Unified School District, Election of 2012, Series B, 3.00%, 8/1/2027	145,000	145,925
Successor Agency to the Norco Community, Tax Allocation, Redevelopment Project Area No.1, 3.25%, 3/1/2028	440,000	439,674
		1,862,212
Colorado — 0.0%†
Colorado Educational and Cultural Facilities Authority, Charter School, Independence Academy Project, Revenue Bonds, 4.15%, 9/1/2044	185,000	184,206

See Accompanying Notes to the Financial Statements.

21

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Florida — 0.2%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Revenue Bonds, Series A, 4.00%, 12/1/2044	$75,000	$73,708
City of Miami Gardens, 5.00%, 7/1/2039	1,100,000	1,230,933
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds, 3.63%, 10/1/2035	95,000	93,580
Jea St. Johns River Power Park System, Revenue Bonds, Issue Three,
3.50%, 10/1/2031	245,000	247,014
3.63%, 10/1/2032	170,000	172,052
		1,817,287
Georgia — 0.0%†
Private Colleges and Universities Authority, The Savannah College of Art and Design Projects, Revenue Bonds, 4.00%, 4/1/2032	80,000	80,693
Richmond County, Georgia Regents University Academic Research Center Project, Revenue Bonds, 3.13%, 12/15/2030	55,000	54,240
		134,933
Illinois — 0.1%
City of Chicago, Taxable Project, Series A, 5.25%, 1/1/2033	250,000	261,360
Cook County Community College District 504 (Triton), General Obligation Alternate Revenue Source Bonds, 3.50%, 6/1/2033	265,000	260,601

	PRINCIPAL AMOUNT	VALUE
Illinois (continued)
Illinois Educational Facilities Authority, Adjustable Medium Term, Field Museum of Natural History, Revenue Bonds, 4.50%, 11/1/2036	$265,000	$265,106
Knox & Warren County, Community Unit School District No. 205, Series B, 4.25%, 1/1/2043	155,000	157,568
		944,635
Indiana — 0.1%
City of Carmel, Redevelopment Authority Lease Rental Revenue, Performing Arts Centre Project, Special Tax,
3.00%, 2/1/2026	165,000	167,201
3.13%, 2/1/2027	130,000	131,590
3.25%, 2/1/2028	10,000	10,140
Indiana Finance Authority Hospital, Major Hospital Project, Revenue Bonds, 4.25%, 10/1/2034	140,000	139,251
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, 4.00%, 1/1/2034	390,000	392,215
		840,397
Kansas — 0.1%
Seward County, Unified School District No. 480, Refunding & Improvement, 4.25%, 9/1/2039	630,000	657,052
Wyandotte County Kansas City, Utility System Improvements, Revenue Bonds, Series A, 5.00%, 9/1/2044	150,000	167,321
		824,373

See Accompanying Notes to the Financial Statements.

22

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Louisiana — 0.0%†
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project, Revenue Bonds, 3.75%, 9/1/2039	$145,000	$145,504
Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Bonds, 3.50%, 7/1/2033	180,000	179,138
		324,642
Maryland — 0.0%†
Maryland Health and Higher Educational Facilities Authority, Loyola University, Revenue Bonds, 3.50%, 10/1/2034	40,000	40,369

Michigan — 0.1%
Central Michigan University, Revenue Bonds, 3.50%, 10/1/2032	105,000	103,920
County of Calhoun, Limited Tax,
3.63%, 4/1/2036	165,000	165,703
3.75%, 4/1/2039	150,000	150,852
Paw Paw Public Schools District, Series I, 3.75%, 5/1/2043	350,000	341,309
		761,784
Minnesota — 0.0%†
St. Michael-Albertville, Independent School District No. 885, Series A, 3.00%, 2/1/2030	495,000	480,348

	PRINCIPAL AMOUNT	VALUE
Missouri — 0.1%
Health & Education Facilities Authority, Washington University, Revenue Bonds, Series A, 4.07%, 10/15/2044	$330,000	$348,454
Poplar Bluff R-1 School District Lease, 4.00%, 3/1/2039	245,000	248,682
		597,136
Nebraska — 0.1%
City of Fremont, Combined Utility Systems, Series B, 3.75%, 7/15/2034	140,000	142,545
Platte County School District No. 0001, Columbus Public Schools,
3.00%, 12/15/2031	205,000	195,937
3.50%, 12/15/2039	435,000	421,041
		759,523
New Jersey — 0.0%†
Casino Reinvestment Development Authority, Luxury Tax, Revenue Bonds,
4.00%, 11/1/2034	35,000	34,692
5.25%, 11/1/2039	65,000	69,785
New Jersey Economic Development Authority School Facilities Construction, Revenue Bonds, Series UU, 3.63%, 6/15/2032	55,000	53,751
		158,228
New York — 0.1%
Port Authority of New York & New Jersey, One Hundred Eighty- Fifth Series, Revenue Bonds, 4.00%, 9/1/2034	205,000	212,163

See Accompanying Notes to the Financial Statements.

23

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
New York (continued)
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Revenue Bonds, Series A, 4.00%, 10/15/2032	$500,000	$546,580
		758,743
North Carolina — 0.1%
City of Charlotte, Storm Water Revenue Bonds	595,000	623,952
City of Greensboro,
3.25%, 4/1/2032	100,000	97,722
3.38%, 4/1/2034	75,000	72,779
3.75%, 4/1/2040	185,000	183,394
City of Raleigh, Series A,
4.00%, 10/1/2037	175,000	183,096
4.00%, 10/1/2038	160,000	166,446
		1,327,389
Ohio — 0.3%
Bethel Local School District, School Improvement, Series B, 4.00%, 11/1/2051	305,000	306,854
Brunswick City School District,
3.50%, 12/1/2029	135,000	135,708
3.75%, 12/1/2031	215,000	218,530
Buckeye Tobacco Settlement Financing Authority, 5.13%, 6/1/2024	335,000	280,569
City of Westlake, American Greetings/Crocker Park Public Improvement Project, Revenue Bonds,
4.00%, 12/1/2037	160,000	166,399
4.00%, 12/1/2041	160,000	164,480
4.13%, 12/1/2044	270,000	278,313
Cloverleaf Local School District, 3.50%, 3/1/2032	320,000	320,858
Cuyahoga County Public Library, Library Fund and Facilities, Revenue Bonds, 3.63%, 12/1/2035	475,000	472,977
	PRINCIPAL AMOUNT	VALUE
Ohio (continued)
Franklin County, Various Purpose Limited Tax, 3.75%, 6/1/2033	$335,000	$349,820
Liberty Center Local School District, Classroom Facilities & School Improvement, 4.13%, 11/1/2051	405,000	409,520
Northwood Local School District, School Facilities Construction & Improvement, Series A, 4.00%, 7/15/2051	815,000	814,413
		3,918,441
Oklahoma — 0.0%†
Oklahoma Capitol Improvement Authority, State Agency Facilities, Revenue Bonds, Series C,
3.00%, 7/1/2029	75,000	73,923
3.38%, 7/1/2034	75,000	73,134
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, Series A, 3.63%, 1/1/2038	335,000	327,081
		474,138
Pennsylvania — 0.1%
Charleroi Borough Water Authority, Revenue Bonds,
3.75%, 12/1/2038	150,000	150,611
4.00%, 12/1/2040	55,000	55,692
Erie City Water Authority, Revenue Bonds, 4.00%, 12/1/2048	590,000	584,312
West View Municipal Authority, Water Revenue Bonds, 4.00%, 11/15/2043	395,000	390,643
		1,181,258

See Accompanying Notes to the Financial Statements.

24

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Puerto Rico — 0.0%†
Puerto Rico Commonwealth Highway & Transportation Authority Specialities Facilities Revenue Refunding Teodoro Moscoso Bridge, Series A,
5.55%, 7/1/2018	$100,000	$75,581
5.85%, 7/1/2025	135,000	98,256
Puerto Rico Public Buildings Authority, Revenue Bonds, 5.65%, 7/1/2028	330,000	234,854
		408,691
Texas — 0.0%†
Arlington Higher Education Finance Corp. Education, Trinity Basin Preparatory, Inc., Revenue Bonds, Series A, 4.00%, 8/15/2039	70,000	71,439
Klein Independent School District, Schoolhouse, 4.00%, 2/1/2044	260,000	270,918
		342,357
Utah — 0.0%†
Utah Charter School Finance Authority, Revenue Bonds, Hawthorn Academy Project, 4.25%, 10/15/2046	205,000	209,643
West Virginia — 0.0%†
West Virginia Hospital Finance Authority, Valley Health System Obligation Group, Revenue Bonds, 4.00%, 1/1/2034	275,000	281,784
	PRINCIPAL AMOUNT		VALUE
West Virginia (continued)
West Virginia University Improvement, University Projects, Revenue Bonds, Series A, 4.00%, 10/1/2044		$85,000	$86,497
			368,281
TOTAL MUNICIPAL BONDS (cost $22,261,006)			22,751,182
SOVEREIGN GOVERNMENTS — 0.6%
France — 0.2%
France Government Bond OAT 2.10%, 7/25/2023	EUR	1,652,310	2,509,454
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023		1,549,365	2,036,724
Mexico — 0.1%
Mexican Udibonos 3.50%, 12/14/2017	MXN	11,506,940	923,347
United Kingdom — 0.1%
United Kingdom Gilt Inflation Linked Bond 1.88%, 11/22/2022	GBP	624,920	1,220,915
TOTAL SOVEREIGN GOVERNMENTS (cost $6,507,810)			6,690,440
U.S. GOVERNMENT SECURITIES — 2.4%
U.S. Treasury Bonds 3.38%, 5/15/2044		$2,525,000	2,677,134
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2019		4,000,000	4,091,186
0.13%, 1/15/2023		4,000,000	4,033,784
0.38%, 7/15/2023		4,000,000	4,089,753
0.63%, 1/15/2024		4,500,000	4,662,794
U.S. Treasury Notes
1.75%, 9/30/2019(a)		634,000	638,236
2.38%, 8/15/2024(a)		7,108,000	7,133,983
TOTAL U.S. GOVERNMENT SECURITIES (cost $27,510,192)			27,326,870

See Accompanying Notes to the Financial Statements.

25

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	NO. OF RIGHTS	VALUE
RIGHTS — 0.0%†
Sanofi, expiring 12/31/20*	12,700	$7,747
TOTAL RIGHTS (cost $6,678)		7,747

	NO. OF WARRANTS
WARRANTS — 0.1%
General Motors Co., expiring 12/31/15 @ $42*	30,000	23,700
Kinder Morgan, Inc./DE, expiring 05/25/17 @ $40*	281,726	980,406
TOTAL WARRANTS (cost $765,524)		1,004,106

	CONTRACTS
PURCHASED OPTIONS AND SWAPTIONS — 0.2%
Call Options Purchased — 0.1%
American Airlines Group, Inc., 11/22/2014 @ 35*	92	61,640
American Capital Ltd., 11/22/2014 @ 16*	46	1,196
Avis Budget Group, Inc., 12/20/2014 @ 50*	116	84,680
Callaway Golf Co., 11/22/2014 @ 10*	1,166	11,660
Cheniere Energy, Inc., 12/20/2014 @ 70*	84	68,040
DISH Network Corp., 11/22/2014 @ 60*	95	49,400
Dow Chemicals Co./The,
11/22/2014 @ 45*	171	79,515
11/22/2014 @ 50*	64	7,360
General Mills, Inc., 4/17/2015 @ 55*	540	42,660
NXP Semiconductor NV, 11/22/2014 @ 62.50*	86	57,620
Pep Boys — Manny, Moe & Jack, 1/17/2015 @ 10*	1,048	57,640
Ryland Group, Inc./The, 1/17/2015 @ 42*	254	6,350
S&P 500 Index,
11/22/2014 @ 1,940*	18	141,840
12/19/2015 @ 3,000*	1,152	5,760

	CONTRACTS		VALUE
Call Options Purchased (continued)
SPDR S&P 500 ETF Trust,
1/17/2015 @ 186*		320	$534,400
6/30/2015 @ 225*		715	71,500
Staples, Inc., 1/17/2015 @ 14*		2,055	51,375
WhiteWave Foods Co./The, 1/17/2015 @ 42.50*		119	7,140
			1,339,776
Put Options Purchased — 0.1%
hhgregg, Inc.,
1/17/2015 @ 5*		19	627
1/17/2015 @ 8*		103	25,235
PetSmart, Inc., 11/22/2014 @ 67.50*		340	27,200
Powershares QQQ Trust Series 1,
11/22/2014 @ 97*		2,385	69,165
11/22/2014 @ 98*		397	17,071
Red Hat, Inc., 1/17/2015 @ 48*		100	4,000
SPDR S&P 500 ETF Trust,
12/20/2014 @ 180*		248	13,144
12/20/2014 @ 190*		148	19,684
1/17/2015 @ 186*		320	53,440
1/17/2015 @ 190*		145	31,900
Tenet Healthcare Corp., 1/17/2015 @ 45*		70	4,900
			266,366

	NOTIONAL AMOUNT
Credit Default Swaptions — 0.0%†
Bought credit default protection on iTraxx Europe Crossover Index, Series 22, Version 1, 12/20/2019 @ EUR 0.04*	EUR	21,000,000	235,922
TOTAL PURCHASED OPTIONS AND SWAPTIONS (premiums paid $2,077,165)			1,842,064
TOTAL INVESTMENT IN SECURITIES (cost $1,009,534,941)			1,028,345,037

See Accompanying Notes to the Financial Statements.

26

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

SECURITIES SOLD SHORT	SHARES	VALUE
COMMON STOCKS — (47.9%)
Aerospace & Defense — (1.2%)
B/E Aerospace, Inc.*	(2,563)	$(190,815)
Boeing Co./The	(4,055)	(506,510)
DigitalGlobe, Inc.*	(7,414)	(211,966)
Embraer SA (ADR)	(21,065)	(813,952)
General Dynamics Corp.	(2,774)	(387,694)
Lockheed Martin Corp.	(1,294)	(246,598)
Moog, Inc., Class A*	(3,320)	(254,113)
Northrop Grumman Corp.	(40,194)	(5,545,164)
Raytheon Co.	(11,870)	(1,233,056)
Rockwell Collins, Inc.	(500)	(42,075)
Spirit AeroSystems Holdings, Inc., Class A*	(42,000)	(1,652,280)
Textron, Inc.	(29,827)	(1,238,715)
United Technologies Corp.	(11,000)	(1,177,000)
		(13,499,938)
Air Freight & Logistics — (0.2%)
CH Robinson Worldwide, Inc.	(16,934)	(1,172,002)
Expeditors International of Washington, Inc.	(3,000)	(127,980)
United Parcel Service, Inc., Class B	(13,700)	(1,437,267)
		(2,737,249)
Airlines — (0.0%)†
American Airlines Group, Inc.	(2,642)	(109,247)
Hawaiian Holdings, Inc.*	(6,027)	(104,508)
		(213,755)
Auto Components — (0.2%)
BorgWarner, Inc.	(4,500)	(256,590)
Dorman Products, Inc.*	(8,670)	(401,941)
Federal-Mogul Holdings Corp.*	(11,415)	(178,188)
Johnson Controls, Inc.	(6,021)	(284,492)
Visteon Corp.*	(11,616)	(1,090,743)
		(2,211,954)
Automobiles — (0.2%)
Ford Motor Co.	(88,498)	(1,246,937)
Tesla Motors, Inc.*	(6,250)	(1,510,625)
		(2,757,562)
Banks — (2.4%)
Banco Bradesco S.A. (ADR)	(2,206)	(33,046)
Bank of America Corp.	(246,790)	(4,234,916)
Bank of Ireland (ADR)*	(4,854)	(77,615)
	SHARES	VALUE
Banks (continued)
Bank of the Ozarks, Inc.	(5,181)	$(182,578)
Barclays plc (ADR)	(25,134)	(387,064)
BB&T Corp.	(108,037)	(4,092,442)
CIT Group, Inc.	(12,300)	(601,839)
Comerica, Inc.	(37,200)	(1,775,928)
Commerce Bancshares, Inc./MO	(2,049)	(92,738)
First Republic Bank/CA	(2,600)	(132,418)
Grupo Financiero Galicia S.A. (ADR)	(4,788)	(70,384)
HSBC Holdings plc (ADR)	(7,625)	(389,027)
ICICI Bank Ltd. (ADR)	(5,952)	(335,455)
ING Groep N.V. (ADR)*	(40)	(574)
Investors Bancorp, Inc.	(89,400)	(961,050)
Itau Unibanco Holding S.A. (ADR)	(25,662)	(378,771)
PNC Financial Services Group, Inc./The	(54,000)	(4,665,060)
Regions Financial Corp.	(63,996)	(635,480)
Royal Bank of Canada	(17,133)	(1,219,356)
SVB Financial Group*	(28,800)	(3,225,312)
Texas Capital Bancshares, Inc.*	(1,949)	(119,181)
Toronto-Dominion Bank./The	(2,382)	(117,337)
ViewPoint Financial Group, Inc.	(2,633)	(71,802)
Wells Fargo & Co.	(61,096)	(3,243,587)
Westamerica Bancorp	(16,504)	(814,307)
Zions Bancorp.	(15,900)	(460,623)
		(28,317,890)
Beverages — (0.4%)
AMBEV SA (ADR)	(62,600)	(418,168)
Anheuser-Busch InBev N.V. (ADR)	(2,229)	(247,375)
Boston Beer Co., Inc./The, Class A*	(337)	(83,913)
Brown-Forman Corp., Class B	(6,900)	(639,423)
Coca-Cola Co./The	(34,535)	(1,446,326)
Constellation Brands, Inc., Class A*	(4,723)	(432,343)
Crimson Wine Group Ltd.*	(12,488)	(113,641)
Diageo plc (ADR)	(4,800)	(566,256)
Monster Beverage Corp.*	(8,522)	(859,699)
		(4,807,144)

See Accompanying Notes to the Financial Statements.

27

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Biotechnology — (0.8%)
Achillion Pharmaceuticals, Inc.*	(5,000)	$(58,750)
Acorda Therapeutics, Inc.*	(5,468)	(190,396)
Aegerion Pharmaceuticals, Inc.*	(1,800)	(36,342)
Alkermes plc*	(20,726)	(1,047,699)
Amgen, Inc.	(7,582)	(1,229,649)
Arrowhead Research Corp.*	(8,900)	(58,028)
Celgene Corp.*	(600)	(64,254)
Cepheid*	(27,177)	(1,440,653)
Exact Sciences Corp.*	(2,400)	(57,768)
Gilead Sciences, Inc.*	(10,725)	(1,201,200)
Incyte Corp.*	(19,087)	(1,279,974)
Isis Pharmaceuticals, Inc.*	(8,769)	(403,900)
NewLink Genetics Corp.*	(1,800)	(58,770)
Pharmacyclics, Inc.*	(9,101)	(1,189,228)
Regulus Therapeutics, Inc.*	(3,300)	(65,868)
Sarepta Therapeutics, Inc.*	(1,000)	(16,170)
Seattle Genetics, Inc.*	(24,194)	(887,194)
Synageva BioPharma Corp.*	(1,562)	(118,306)
Vertex Pharmaceuticals, Inc.*	(3,613)	(406,968)
		(9,811,117)
Building Products — (0.3%)
AO Smith Corp.	(4,710)	(251,279)
Apogee Enterprises, Inc.	(5,636)	(247,420)
Armstrong World Industries, Inc.*	(8,101)	(392,250)
Fortune Brands Home & Security, Inc.	(17,394)	(752,290)
Lennox International, Inc.	(5,717)	(508,356)
Masonite International Corp.*	(8,849)	(478,377)
NCI Building Systems, Inc.*	(18,701)	(371,589)
USG Corp.*	(40,543)	(1,088,985)
		(4,090,546)
Capital Markets — (1.6%)
Charles Schwab Corp./The	(44,144)	(1,265,608)
Cohen & Steers, Inc.	(1,916)	(82,120)
Credit Suisse Group AG (ADR)*	(28,684)	(764,142)
Deutsche Bank AG	(9,139)	(286,233)
Federated Investors, Inc., Class B	(7,278)	(227,583)
Financial Engines, Inc.	(2,321)	(92,538)
Franklin Resources, Inc.	(5,005)	(278,328)

	SHARES	VALUE
Capital Markets (continued)
FXCM, Inc., Class A	(10,500)	$(172,830)
Goldman Sachs Group, Inc./The	(17,900)	(3,400,821)
Greenhill & Co., Inc.	(9,577)	(430,965)
Janus Capital Group, Inc.	(74,505)	(1,116,830)
Legg Mason, Inc.	(11,862)	(616,824)
Morgan Stanley	(150,000)	(5,242,500)
Piper Jaffray Cos.*	(1,006)	(56,799)
Prospect Capital Corp.	(2,600)	(24,908)
State Street Corp.	(24,800)	(1,871,408)
T Rowe Price Group, Inc.	(15,149)	(1,243,581)
TD Ameritrade Holding Corp.	(36,998)	(1,248,313)
UBS AG*	(25,565)	(444,320)
		(18,866,651)
Chemicals — (2.1%)
Agrium, Inc.	(21,581)	(2,111,054)
Air Products & Chemicals, Inc.	(6,000)	(807,960)
Axiall Corp.	(10,401)	(419,160)
Chemtura Corp.*	(11,715)	(272,842)
Dow Chemicals Co./The	(47,100)	(2,326,740)
Ecolab, Inc.	(1,957)	(217,677)
EI du Pont de Nemours & Co.	(42,700)	(2,952,705)
International Flavors & Fragrances, Inc.	(973)	(96,473)
LyondellBasell Industries N.V., Class A	(26,500)	(2,428,195)
Monsanto Co.	(3,998)	(459,930)
Mosaic Co./The	(16,361)	(724,956)
Olin Corp.	(36,486)	(884,421)
Potash Corp of Saskatchewan, Inc.	(36,029)	(1,231,111)
Praxair, Inc.	(30,000)	(3,779,700)
RPM International, Inc.	(15,100)	(684,030)
Sherwin-Williams Co./The	(17,500)	(4,017,300)
Sigma-Aldrich Corp.	(4,300)	(584,413)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(6,900)	(163,737)
Valspar Corp./The	(11,696)	(960,943)
		(25,123,347)
Commercial Services & Supplies — (0.3%)
Brink’s Co./The	(2,903)	(60,963)
Cintas Corp.	(3,475)	(254,509)
HNI Corp.	(7,706)	(359,485)

See Accompanying Notes to the Financial Statements.

28

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Commercial Services & Supplies (continued)
Republic Services, Inc.	(10,000)	$(384,000)
Ritchie Bros Auctioneers, Inc.	(1,613)	(39,341)
Stericycle, Inc.*	(7,100)	(894,600)
Tyco International Ltd.	(29,001)	(1,245,013)
		(3,237,911)
Communications Equipment — (0.9%)
ADTRAN, Inc.	(6,855)	(145,395)
ARRIS Group, Inc.*	(34,490)	(1,035,390)
Aruba Networks, Inc.*	(24,477)	(528,214)
Ciena Corp.*	(62,341)	(1,044,835)
Cisco Systems, Inc.	(126,930)	(3,105,977)
Finisar Corp.*	(56,553)	(945,566)
InterDigital, Inc.	(8,985)	(444,128)
Ixia*	(2,392)	(23,035)
JDS Uniphase Corp.*	(4,245)	(57,138)
Motorola Solutions, Inc.	(26,862)	(1,732,599)
Nokia OYJ (ADR)	(101,767)	(841,613)
Palo Alto Networks, Inc.*	(1,000)	(105,700)
QUALCOMM, Inc.	(1,668)	(130,955)
Telefonaktiebolaget LM Ericsson (ADR)	(22,641)	(268,069)
Ubiquiti Networks, Inc.	(3,400)	(121,618)
		(10,530,232)
Construction & Engineering — (0.5%)
AECOM Technology Corp.*	(6,403)	(208,418)
Chicago Bridge & Iron Co. N.V.	(28,881)	(1,578,058)
Fluor Corp.	(1,800)	(119,412)
Jacobs Engineering Group, Inc.*	(51,500)	(2,443,675)
MasTec, Inc.*	(23,171)	(663,617)
Quanta Services, Inc.*	(33,200)	(1,131,456)
		(6,144,636)
Construction Materials — (0.2%)
Cemex SAB de CV (ADR)*	(113,528)	(1,396,394)
Eagle Materials, Inc.	(4,735)	(413,981)
		(1,810,375)
Consumer Finance — (0.4%)
Ally Financial, Inc.*	(31,600)	(717,320)
Discover Financial Services	(53,600)	(3,418,608)
SLM Corp.	(81,719)	(780,417)
		(4,916,345)
	SHARES	VALUE
Containers & Packaging — (0.4%)
Avery Dennison Corp.	(13,658)	$(639,877)
Ball Corp.	(24,917)	(1,605,402)
Bemis Co., Inc.	(4,510)	(173,500)
Packaging Corp of America	(13,200)	(951,456)
Rock Tenn Co., Class A	(8,287)	(423,880)
Sonoco Products Co.	(7,272)	(297,207)
		(4,091,322)
Diversified Consumer Services — (0.1%)
Apollo Education Group, Inc., Class A*	(20,655)	(591,972)
Sotheby’s	(11,187)	(443,677)
		(1,035,649)
Diversified Financial Services — (0.7%)
Berkshire Hathaway, Inc., Class B*	(8,061)	(1,129,830)
CBOE Holdings, Inc.	(16,964)	(999,858)
CME Group, Inc.	(8,900)	(745,909)
Intercontinental Exchange, Inc.	(6,400)	(1,333,056)
Leucadia National Corp.	(400)	(9,512)
Moody’s Corp.	(3,200)	(317,536)
NASDAQ OMX Group, Inc./The	(86,604)	(3,746,489)
PHH Corp.*	(9,491)	(224,842)
		(8,507,032)
Diversified Telecommunication Services — (0.4%)
8x8, Inc.*	(26,758)	(210,318)
AT&T, Inc.	(27,561)	(960,225)
China Unicom Hong Kong Ltd. (ADR)	(6,522)	(97,700)
Frontier Communications Corp.	(272,700)	(1,783,458)
Level 3 Communications, Inc.*	(26,976)	(1,265,444)
Telefonica Brasil S.A. (ADR)	(24,616)	(503,151)
		(4,820,296)
Electric Utilities — (1.0%)
Cia Paranaense de Energia (ADR)	(2,033)	(28,665)
CPFL Energia S.A. (ADR)	(5,643)	(84,081)
Exelon Corp.	(28,194)	(1,031,619)
Hawaiian Electric Industries, Inc.	(11,255)	(316,941)
ITC Holdings Corp.	(9,600)	(380,256)

See Accompanying Notes to the Financial Statements.

29

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Electric Utilities (continued)
Northeast Utilities	(102,623)	$(5,064,445)
Pinnacle West Capital Corp.	(4,100)	(252,027)
Portland General Electric Co.	(2,798)	(101,875)
Southern Co./The	(94,740)	(4,392,146)
		(11,652,055)
Electrical Equipment — (0.7%)
ABB Ltd. (ADR)*	(28,070)	(615,856)
Acuity Brands, Inc.	(5,600)	(780,808)
AMETEK, Inc.	(16,300)	(850,045)
Babcock & Wilcox Co./The	(3,298)	(94,323)
Emerson Electric Co.	(36,000)	(2,306,160)
EnerSys	(2,218)	(139,290)
Generac Holdings, Inc.*	(9,700)	(439,798)
Hubbell, Inc., Class B	(300)	(34,023)
Power Solutions International, Inc.*	(2,670)	(174,885)
Sensata Technologies
Holding N.V.*	(15,153)	(739,618)
SolarCity Corp.*	(26,142)	(1,547,084)
		(7,721,890)
Electronic Equipment, Instruments & Components — (0.3%)
Agilysys, Inc.*	(13,025)	(147,182)
Amphenol Corp., Class A	(4,800)	(242,784)
Belden, Inc.	(264)	(18,794)
Cognex Corp.*	(3,312)	(131,023)
Corning, Inc.	(57,539)	(1,175,522)
Dolby Laboratories, Inc.,
Class A	(2,876)	(120,562)
IPG Photonics Corp.*	(1,439)	(105,637)
Jabil Circuit, Inc.	(10,800)	(226,260)
Trimble Navigation Ltd.*	(25,826)	(693,686)
Universal Display Corp.*	(12,349)	(386,277)
		(3,247,727)
Energy Equipment & Services — (0.9%)
Atwood Oceanics, Inc.*	(16,400)	(666,660)
Baker Hughes, Inc.	(14,875)	(787,780)
Bristow Group, Inc.	(5,564)	(411,180)
C&J Energy Services, Inc.*	(12,200)	(235,582)
CARBO Ceramics, Inc.	(6,386)	(329,965)
Core Laboratories NV	(1,200)	(167,436)
Ensco plc, Class A	(19,400)	(787,446)
Exterran Holdings, Inc.	(18,874)	(742,314)
FMC Technologies, Inc.*	(2,400)	(134,496)
Gulfmark Offshore, Inc., Class A	(13,250)	(399,620)
	SHARES	VALUE
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc.*	(346)	$(10,608)
Noble Corp. plc	(400)	(8,368)
Oceaneering International, Inc.	(9,124)	(641,143)
Oil States International, Inc.*	(8,900)	(531,686)
Patterson-UTI Energy, Inc.	(4,181)	(96,288)
Rowan Cos. plc, Class A	(16,200)	(393,174)
RPC, Inc.	(5,888)	(96,563)
Superior Energy Services, Inc.	(47,064)	(1,183,660)
Tenaris S.A. (ADR)	(9,922)	(393,308)
Tidewater, Inc.	(20,000)	(737,400)
Transocean Ltd.	(27,596)	(823,189)
Weatherford International plc*	(69,288)	(1,137,709)
		(10,715,575)
Food & Staples Retailing — (0.3%)
Costco Wholesale Corp.	(3,899)	(520,010)
Natural Grocers by Vitamin Cottage, Inc.*	(13,656)	(247,310)
PriceSmart, Inc.	(3,463)	(308,311)
Roundy’s, Inc.	(68,505)	(230,862)
Sysco Corp.	(3,000)	(115,620)
United Natural Foods, Inc.*	(2,102)	(142,978)
Walgreen Co.	(19,457)	(1,249,528)
Whole Foods Market, Inc.	(18,851)	(741,410)
		(3,556,029)
Food Products — (1.0%)
Alico, Inc.	(3,289)	(121,364)
BRF S.A. (ADR)	(20,383)	(530,977)
Campbell Soup Co.	(23,633)	(1,043,870)
ConAgra Foods, Inc.	(31,092)	(1,068,010)
Dean Foods Co.	(2,600)	(38,246)
Flowers Foods, Inc.	(13,033)	(247,627)
General Mills, Inc.	(16,015)	(832,139)
Hain Celestial Group, Inc./The*	(3,197)	(346,075)
Hershey Co./The	(12,023)	(1,153,126)
Ingredion, Inc.	(868)	(67,053)
JM Smucker Co./The	(24,200)	(2,516,800)
Kellogg Co.	(4,462)	(285,390)
Keurig Green Mountain, Inc.	(3,800)	(576,650)
Lancaster Colony Corp.	(2,653)	(242,723)
McCormick & Co., Inc./MD	(19,700)	(1,393,184)
Pilgrim’s Pride Corp.*	(7,484)	(212,621)

See Accompanying Notes to the Financial Statements.

30

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Food Products (continued)
Post Holdings, Inc.*	(11,900)	$(446,250)
Tootsie Roll Industries, Inc.	(13,531)	(401,194)
Tyson Foods, Inc., Class A	(17,364)	(700,637)
		(12,223,936)
Gas Utilities — (0.1%)
AGL Resources, Inc.	(8,632)	(465,351)
National Fuel Gas Co.	(7,958)	(550,933)
Southwest Gas Corp.	(3,346)	(194,369)
		(1,210,653)
Health Care Equipment & Supplies — (1.6%)
Align Technology, Inc.*	(705)	(37,097)
Baxter International, Inc.	(17,398)	(1,220,296)
Cardiovascular Systems, Inc.*	(5,326)	(165,106)
Cyberonics, Inc.*	(6,000)	(315,000)
DENTSPLY International, Inc.	(23,657)	(1,201,066)
DexCom, Inc.*	(17,478)	(785,636)
Edwards Lifesciences Corp.*	(2,600)	(314,392)
Endologix, Inc.*	(18,842)	(214,799)
Haemonetics Corp.*	(4,375)	(165,025)
Hill-Rom Holdings, Inc.	(13,841)	(615,648)
Hologic, Inc.*	(28,064)	(734,996)
IDEXX Laboratories, Inc.*	(11,375)	(1,611,496)
Insulet Corp.*	(6,611)	(285,397)
Integra LifeSciences Holdings Corp.*	(3,248)	(166,005)
Intuitive Surgical, Inc.*	(300)	(148,740)
Medtronic, Inc.	(74,256)	(5,061,289)
Natus Medical, Inc.*	(4,644)	$(157,896)
ResMed, Inc.	(23,508)	(1,227,588)
St Jude Medical, Inc.	(19,057)	(1,222,888)
STAAR Surgical Co.*	(13,692)	(131,032)
Stryker Corp.	(8,399)	(735,164)
Varian Medical Systems, Inc.*	(22,183)	(1,866,034)
Vascular Solutions, Inc.*	(10,072)	(296,218)
Wright Medical Group, Inc.*	(3,089)	(97,674)
		(18,776,482)
Health Care Providers & Services — (0.8%)
Aetna, Inc.	(15,198)	(1,253,987)
Amsurg Corp.*	(9,762)	(527,246)
Brookdale Senior Living, Inc.*	(385)	(12,978)
Centene Corp.*	(1,784)	(165,323)
Cigna Corp.	(5,531)	(550,722)
	SHARES	VALUE
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.*	(12,083)	$(943,320)
Express Scripts Holding Co.*	(16,217)	(1,245,790)
Henry Schein, Inc.*	(1,210)	(145,236)
Kindred Healthcare, Inc.	(17,073)	(371,338)
Laboratory Corp of America Holdings*	(1,100)	(120,219)
MEDNAX, Inc.*	(7,970)	(497,567)
Molina Healthcare, Inc.*	(7,751)	(377,009)
Omnicare, Inc.	(10,200)	(679,218)
Owens & Minor Inc	(9,400)	(313,208)
Patterson Cos., Inc.	(5,641)	(243,183)
Quest Diagnostics, Inc.	(16,269)	(1,032,431)
WellCare Health Plans, Inc.*	(13,566)	(920,724)
		(9,399,499)
Health Care Technology — (0.3%)
Allscripts Healthcare Solutions, Inc.*	(16,989)	(233,089)
athenahealth, Inc.*	(9,036)	(1,106,910)
Cerner Corp.*	(27,150)	(1,719,681)
HMS Holdings Corp.*	(11,183)	(259,781)
		(3,319,461)
Hotels, Restaurants & Leisure — (1.5%)
Boyd Gaming Corp.*	(12,304)	(142,111)
Buffalo Wild Wings, Inc.*	(8,164)	(1,218,722)
Carnival Corp.	(82,414)	(3,308,922)
Cheesecake Factory, Inc./The	(17,998)	(826,828)
Chuy’s Holdings, Inc.*	(15,631)	(467,523)
Darden Restaurants, Inc.	(24,043)	(1,244,947)
Domino’s Pizza, Inc.	(5,546)	(492,429)
Dunkin’ Brands Group, Inc.	(8,014)	(364,477)
Marcus Corp./The	(8,114)	(138,993)
Marriott International, Inc./DE, Class A	(46,318)	(3,508,589)
Melco Crown Entertainment Ltd. (ADR)	(24,499)	(664,903)
MGM Resorts International*	(53,308)	(1,239,411)
Noodles & Co.*	(13,288)	(303,365)
Panera Bread Co., Class A*	(6,741)	(1,089,615)
Royal Caribbean Cruises Ltd.	(1,239)	(84,215)
Six Flags Entertainment Corp.	(13,853)	(558,276)

See Accompanying Notes to the Financial Statements.

31

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	(3,202)	$(245,465)
Texas Roadhouse, Inc.	(8,924)	(257,636)
Wendy’s Co./The	(18,217)	(146,100)
Wyndham Worldwide Corp.	(208)	(16,155)
Wynn Resorts Ltd.	(5,700)	(1,083,057)
Yum! Brands, Inc.	(6,658)	(478,244)
Zoe’s Kitchen, Inc.*	(4,824)	(175,883)
		(18,055,866)
Household Durables — (0.9%)
Garmin Ltd.	(22,627)	(1,255,346)
Harman International
Industries, Inc.	(5,826)	(625,363)
KB Home	(14,500)	(228,230)
Leggett & Platt, Inc.	(7,100)	(279,598)
Lennar Corp., Class A	(34,440)	(1,483,675)
Meritage Homes Corp.*	(2,086)	(76,744)
Mohawk Industries, Inc.*	(9,024)	(1,281,769)
Newell Rubbermaid, Inc.	(78,600)	(2,619,738)
PulteGroup, Inc.	(80,600)	(1,546,714)
Ryland Group, Inc./The	(1,100)	(39,391)
Sony Corp. (ADR)	(16,502)	(327,070)
Toll Brothers, Inc.*	(15,000)	(479,250)
		(10,242,888)
Household Products — (0.3%)
Church & Dwight Co., Inc.	(17,300)	(1,252,693)
Clorox Co./The	(7,200)	(716,400)
Colgate-Palmolive Co.	(19,050)	(1,274,064)
WD-40 Co.	(4,239)	(325,004)
		(3,568,161)
Independent Power and Renewable Electricity Producers — (0.5%)
Calpine Corp.*	(166,589)	(3,801,561)
Dynegy, Inc.*	(32,700)	(997,350)
NRG Energy, Inc.	(41,177)	(1,234,486)
		(6,033,397)
Industrial Conglomerates — (0.8%)
3M Co.	(20,800)	(3,198,416)
Danaher Corp.	(40,590)	(3,263,436)
General Electric Co.	(47,333)	(1,221,665)
Raven Industries, Inc.	(7,667)	(194,358)
Roper Industries, Inc.	(11,200)	(1,772,960)
		(9,650,835)
	SHARES	VALUE
Insurance — (0.9%)
Allstate Corp./The	(10,513)	$(681,768)
American International Group, Inc.	(5,238)	(280,600)
Aon plc	(1,491)	(128,226)
Arthur J Gallagher & Co.	(24,347)	(1,161,352)
Assured Guaranty Ltd.	(40,641)	(937,994)
Brown & Brown, Inc.	(11,247)	(358,330)
Citizens, Inc.*	(41,521)	(302,688)
Erie Indemnity Co., Class A	(6,197)	(525,939)
First American Financial Corp.	(8,754)	(265,421)
FNF Group	(30,880)	(921,459)
Genworth Financial, Inc., Class A*	(27,401)	(383,340)
Hartford Financial Services Group, Inc./The	(9,263)	(366,630)
Loews Corp.	(8,600)	(374,960)
Marsh & McLennan Cos., Inc.	(16,556)	(900,150)
MBIA, Inc.*	(34,425)	(335,988)
MetLife, Inc.	(8,351)	(452,958)
Principal Financial Group, Inc.	(1,620)	(84,839)
RLI Corp.	(18,603)	(922,523)
Torchmark Corp.	(4,300)	(227,728)
Willis Group Holdings plc	(5,000)	(202,650)
WR Berkley Corp.	(8,080)	(416,443)
		(10,231,986)
Internet & Catalog Retail — (0.5%)
Amazon.com, Inc.*	(3,069)	(937,457)
Expedia, Inc.	(20,200)	(1,716,394)
Groupon, Inc.*	(38,700)	(282,896)
Netflix, Inc.*	(3,735)	(1,466,996)
Priceline Group, Inc./The*	(669)	(806,955)
Shutterfly, Inc.*	(10,800)	(451,764)
		(5,662,462)
Internet Software & Services — (0.8%)
AOL, Inc.*	(16,307)	(709,844)
Bankrate, Inc.*	(4,805)	(52,182)
Constant Contact, Inc.*	(2,485)	(87,869)
Cornerstone OnDemand, Inc.*	(33,800)	(1,225,926)
Dealertrack Technologies, Inc.*	(9,733)	(457,938)
eBay, Inc.*	(26,464)	(1,389,360)
j2 Global, Inc.	(652)	(35,267)
LinkedIn Corp., Class A*	(2,300)	(526,608)

See Accompanying Notes to the Financial Statements.

32

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Internet Software & Services (continued)
NetEase, Inc. (ADR)	(9,508)	$(900,598)
Qihoo 360 Technology Co., Ltd. (ADR)*	(1,000)	(72,980)
Rackspace Hosting, Inc.*	(29,516)	(1,132,234)
Twitter, Inc.*	(8,700)	(360,789)
VeriSign, Inc.*	(23,837)	(1,424,499)
WebMD Health Corp.*	(8,936)	(381,388)
Yahoo!, Inc.*	(1,100)	(50,655)
Zillow, Inc., Class A*	(927)	(100,793)
		(8,908,930)
IT Services — (1.0%)
Accenture plc, Class A	(3,487)	(282,866)
Automatic Data Processing, Inc.	(35,316)	(2,888,143)
Cardtronics, Inc.*	(1,046)	(40,156)
CoreLogic, Inc.*	(5,444)	(170,778)
Forrester Research, Inc.	(1,930)	(77,740)
Global Payments, Inc.	(4,800)	(386,400)
Infosys Ltd. (ADR)	(18,777)	(1,255,430)
Leidos Holdings, Inc.	(6,599)	(241,325)
MasterCard, Inc., Class A	(14,736)	(1,234,140)
NeuStar, Inc., Class A*	(15,430)	(407,506)
Paychex, Inc.	(9,341)	(438,467)
Teradata Corp.*	(5,793)	(245,160)
Visa, Inc., Class A	(15,098)	(3,645,110)
Western Union Co./The	(25,494)	(432,378)
		(11,745,599)
Leisure Products — (0.2%)
Black Diamond, Inc.*	(17,802)	(138,144)
Callaway Golf Co.	(116,673)	(914,716)
Mattel, Inc.	(4,100)	(127,387)
Polaris Industries, Inc.	(3,731)	(562,859)
		(1,743,106)
Life Sciences Tools & Services — (0.1%)
Affymetrix, Inc.*	(33,278)	(299,835)
Luminex Corp.*	(14,427)	(274,113)
PerkinElmer, Inc.	(9,301)	(403,849)
Thermo Fisher Scientific, Inc.	(2,044)	(240,313)
		(1,218,110)
Machinery — (1.5%)
AGCO Corp.	(53,742)	(2,381,308)
Astec Industries, Inc.	(5,614)	(212,827)
Caterpillar, Inc.	(6,715)	(680,968)
Chart Industries, Inc.*	(1,500)	(69,825)
CLARCOR, Inc.	(5,001)	(334,867)

	SHARES	VALUE
Machinery (continued)
Colfax Corp.*	(15,996)	$(869,862)
Cummins, Inc.	(3,954)	(577,996)
Deere & Co.	(28,800)	(2,463,552)
Donaldson Co., Inc.	(968)	(40,249)
Gorman-Rupp Co./The	(11,374)	(361,011)
Graco, Inc.	(2,019)	(158,492)
Illinois Tool Works, Inc.	(1,100)	(100,155)
Joy Global, Inc.	(38,139)	(2,007,256)
Manitowoc Co., Inc./The	(38,164)	(795,338)
Navistar International Corp.*	(10,394)	(367,636)
Nordson Corp.	(1,614)	(123,552)
Pall Corp.	(1,600)	(146,272)
Parker-Hannifin Corp.	(9,716)	(1,234,223)
Pentair plc	(3,306)	(221,667)
Proto Labs, Inc.*	(4,922)	(321,751)
Snap-on, Inc.	(1,400)	(184,996)
Sun Hydraulics Corp.	(6,062)	(241,328)
Terex Corp.	(21,869)	(629,171)
Titan International, Inc.	(30,454)	(321,594)
Trinity Industries, Inc.	(33,045)	(1,180,037)
Valmont Industries, Inc.	(7,158)	(974,705)
Woodward, Inc.	(3,101)	(158,802)
		(17,159,440)
Media — (2.0%)
Cablevision Systems Corp., Class A	(36,094)	(672,070)
Charter Communications, Inc., Class A*	(12,900)	(2,043,231)
Cinemark Holdings, Inc.	(6,556)	(231,558)
Comcast Corp., Class A	(67,650)	(3,744,428)
DISH Network Corp., Class A*	(23,066)	(1,468,151)
IMAX Corp.*	(8,517)	(250,911)
Lamar Advertising Co., Class A	(18,421)	(951,445)
Liberty Global plc, Class A*	(19,677)	(894,713)
Liberty Media Corp., Class A*	(11,900)	(571,438)
Lions Gate Entertainment Corp.	(16,644)	(551,416)
Live Nation Entertainment, Inc.*	(8,900)	(231,400)
News Corp., Class A*	(249,800)	(3,866,904)
Regal Entertainment Group, Class A	(12,330)	(273,109)
Scripps Networks Interactive, Inc., Class A	(46,771)	(3,612,592)

See Accompanying Notes to the Financial Statements.

33

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Media (continued)
Sirius XM Holdings, Inc.*	(93,200)	$(319,676)
Thomson Reuters Corp.	(8,431)	(313,802)
Time Warner, Inc.	(13,930)	(1,107,017)
Twenty-First Century Fox,Inc., Class A	(35,446)	(1,222,178)
Walt Disney Co./The	(11,600)	(1,060,008)
		(23,386,047)
Metals & Mining — (1.2%)
Agnico Eagle Mines Ltd.	(18,800)	(441,800)
AK Steel Holding Corp.*	(27,392)	(207,357)
Allegheny Technologies, Inc.	(19,917)	(654,273)
ArcelorMittal (NYRS)	(110,557)	(1,454,930)
Barrick Gold Corp.	(10,000)	(118,700)
BHP Billiton Ltd. (ADR)	(20,826)	(1,237,897)
BHP Billiton plc (ADR)	(17,704)	(921,316)
Carpenter Technology Corp.	(14,590)	(730,230)
Horsehead Holding Corp.*	(1,431)	(22,481)
Kaiser Aluminum Corp.	(819)	(56,962)
Newmont Mining Corp.	(10,000)	(187,600)
Nucor Corp.	(3,000)	(162,180)
Reliance Steel & Aluminum Co.	(7,041)	(475,127)
Rio Tinto plc (ADR)	(38,200)	(1,832,454)
Southern Copper Corp.	(48,172)	(1,386,390)
Steel Dynamics, Inc.	(10,800)	(248,508)
Stillwater Mining Co.*	(22,941)	(301,215)
SunCoke Energy, Inc.*	(5,353)	(127,937)
Vale S.A. (ADR)	(391,486)	(3,950,094)
Vale SA (ADR)*	(14,900)	(130,524)
		(14,647,975)
Multiline Retail — (0.3%)
Bon-Ton Stores, Inc./The	(14,827)	(130,626)
Dillard’s, Inc., Class A	(11,337)	(1,199,001)
J.C. Penney Co., Inc.*	(133,546)	(1,016,285)
Macy’s, Inc.	(17,189)	(993,868)
Sears Holdings Corp.*	(4,522)	(157,908)
		(3,497,688)
Multi-Utilities — (1.2%)
CenterPoint Energy, Inc.	(19,126)	(469,543)
CMS Energy Corp.	(19,300)	(630,531)
Consolidated Edison, Inc.	(14,363)	(910,040)
National Grid plc (ADR)	(2,373)	(176,527)
PG&E Corp.	(44,900)	(2,259,368)
Public Service Enterprise Group, Inc.	(24,755)	(1,022,629)

	SHARES	VALUE
Multi-Utilities (continued)
SCANA Corp.	(14,871)	$(816,269)
Wisconsin Energy Corp.	(146,213)	(7,260,938)
		(13,545,845)
Oil, Gas & Consumable Fuels — (3.7%)
Bill Barrett Corp.*	(25,700)	(390,640)
Bonanza Creek Energy, Inc.*	(12,500)	(565,500)
BP plc (ADR)	(23,497)	(1,021,180)
Cabot Oil & Gas Corp.	(69,609)	(2,164,840)
Canadian Natural Resources Ltd.	(20)	(699)
Carrizo Oil & Gas, Inc.*	(10,485)	(544,591)
Cheniere Energy, Inc.*	(2,500)	(187,500)
Chesapeake Energy Corp.	(57,377)	(1,272,622)
Clean Energy Fuels Corp.*	(58,880)	(430,413)
Cobalt International Energy, Inc.*	(6,000)	(70,260)
CONSOL Energy, Inc.	(20,700)	(761,760)
Denbury Resources, Inc.	(16,689)	(206,944)
Ecopetrol S.A. (ADR)	(7,451)	(199,687)
Enbridge, Inc.	(5,265)	(249,350)
Encana Corp.	(176,078)	(3,280,333)
EQT Corp.	(36,670)	(3,448,447)
Exxon Mobil Corp.	(12,368)	(1,196,109)
Golar LNG Ltd.	(38,981)	(2,187,224)
Gulfport Energy Corp.*	(58,221)	(2,921,530)
Magnum Hunter Resources Corp.*	(59,800)	(277,472)
Noble Energy, Inc.	(12,500)	(720,375)
Occidental Petroleum Corp.	(13,787)	(1,226,078)
ONEOK, Inc.	(64,400)	(3,795,736)
PDC Energy, Inc.*	(36,594)	(1,599,890)
Peabody Energy Corp.	(8,900)	(92,827)
Petroleo Brasileiro S.A. (ADR)*	(108,216)	(1,266,127)
Pioneer Natural Resources Co.	(6,900)	(1,304,514)
QEP Resources, Inc.	(10,634)	(266,594)
Range Resources Corp.	(58,159)	(3,978,075)
Rosetta Resources, Inc.*	(11,900)	(452,557)
Sanchez Energy Corp.*	(19,000)	(324,330)
Ship Finance International Ltd.	(5,886)	(101,180)
SM Energy Co.	(1,233)	(69,418)
Southwestern Energy Co.*	(38,914)	(1,265,094)
Spectra Energy Corp.	(86,200)	(3,373,006)
Statoil ASA (ADR)	(34,468)	(791,040)

See Accompanying Notes to the Financial Statements.

34

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	(7,030)	$(249,846)
Teekay Corp.	(18,991)	(1,110,214)
		(43,364,002)
Paper & Forest Products — (0.3%)
Deltic Timber Corp.	(9,624)	(626,426)
International Paper Co.	(43,154)	(2,184,456)
Louisiana-Pacific Corp.*	(48,100)	(702,260)
		(3,513,142)
Personal Products — (0.3%)
Estee Lauder Cos., Inc./The, Class A	(24,100)	(1,811,838)
Herbalife Ltd.	(24,229)	(1,271,053)
Inter Parfums, Inc.	(2,579)	(73,244)
Nu Skin Enterprises, Inc., Class A	(15,300)	(808,299)
		(3,964,434)
Pharmaceuticals — (0.5%)
Akorn, Inc.*	(10,400)	(463,320)
AstraZeneca plc (ADR)	(16,873)	(1,230,717)
Avanir Pharmaceuticals, Inc.*	(4,500)	(58,230)
Bristol-Myers Squibb Co.	(3,600)	(209,484)
Endo International plc*	(3,591)	(240,310)
Hospira, Inc.*	(5,400)	(289,980)
Jazz Pharmaceuticals plc*	(3,734)	(630,448)
Medicines Co./The*	(10,597)	(268,316)
Merck & Co., Inc.	(21,375)	(1,238,467)
Mylan, Inc./PA*	(21,463)	(1,149,344)
Pfizer, Inc.	(12,826)	(384,139)
Zoetis, Inc.	(5,975)	(222,031)
		(6,384,786)
Professional Services — (0.1%)
IHS, Inc., Class A*	(807)	(105,741)
Paylocity Holding Corp.*	(4,573)	(112,038)
Towers Watson & Co., Class A	(2,323)	(256,204)
Verisk Analytics, Inc., Class A*	(3,500)	(218,225)
		(692,208)
Real Estate Investment Trusts (REITs) — (0.5%)
Alexandria Real Estate Equities, Inc.	(9,300)	(771,900)
AvalonBay Communities, Inc.	(2,245)	(349,861)
Equity One, Inc.	(14,691)	(352,584)
Essex Property Trust, Inc.	(2,117)	(427,126)

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	(8,703)	$(1,147,056)
National Retail Properties, Inc.	(10,400)	(396,448)
Pennsylvania Real Estate Investment Trust	(14,119)	(302,570)
Regency Centers Corp.	(11,772)	(714,560)
Senior Housing Properties Trust	(8,900)	(201,051)
Starwood Waypoint Residential Trust	(22,500)	(589,050)
Taubman Centers, Inc.	(2,947)	(224,119)
Ventas, Inc.	(9,532)	(653,037)
		(6,129,362)
Real Estate Management & Development — (0.1%)
CBRE Group, Inc., Class A*	(10,793)	(345,376)
E-House China Holdings Ltd. (ADR)	(20,939)	(209,181)
St. Joe Co./The*	(27,234)	(521,531)
		(1,076,088)
Road & Rail — (0.5%)
Avis Budget Group, Inc.*	(21,037)	(1,172,813)
CSX Corp.	(35,547)	(1,266,540)
Genesee & Wyoming, Inc., Class A*	(9,876)	(950,071)
Kansas City Southern	(9,063)	(1,112,846)
Norfolk Southern Corp.	(571)	(63,175)
Ryder System, Inc.	(14,000)	(1,238,580)
Saia, Inc.*	(4,806)	(235,590)
		(6,039,615)
Semiconductors & Semiconductor Equipment — (1.6%)
Analog Devices, Inc.	(68,200)	(3,384,084)
Applied Materials, Inc.	(38,179)	(843,374)
ARM Holdings plc (ADR)	(1,900)	(81,149)
Avago Technologies Ltd.	(22,200)	(1,914,750)
Cavium, Inc.*	(4,264)	(218,786)
Cirrus Logic, Inc.*	(13,703)	(264,468)
Cree, Inc.*	(11,619)	(365,766)
First Solar, Inc.*	(9,347)	(550,538)
KLA-Tencor Corp.	(13,705)	(1,084,751)
Lam Research Corp.	(1,100)	(85,646)
Linear Technology Corp.	(55,000)	(2,356,200)
Maxim Integrated Products, Inc.	(24,394)	(715,720)
Microchip Technology, Inc.	(29,015)	(1,250,837)

See Accompanying Notes to the Financial Statements.

35

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	(38,498)	$(1,273,899)
NVIDIA Corp.	(29,441)	(575,277)
NXP Semiconductor N.V.*	(3,933)	(270,040)
Skyworks Solutions, Inc.	(10,619)	(618,450)
SunEdison, Inc.*	(64,271)	(1,253,927)
Synaptics, Inc.*	(18,714)	(1,280,599)
Veeco Instruments, Inc.*	(3,696)	(133,019)
		(18,521,280)
Software — (1.0%)
Activision Blizzard, Inc.	(20,425)	(407,479)
Adobe Systems, Inc.*	(4,000)	(280,480)
Autodesk, Inc.*	(21,352)	(1,228,594)
Cadence Design Systems, Inc.*	(15,770)	(283,071)
Concur Technologies, Inc.*	(1,300)	(166,816)
Electronic Arts, Inc.*	(6,645)	(272,246)
Ellie Mae, Inc.*	(3,875)	(148,722)
FactSet Research Systems, Inc.	(2,505)	(329,257)
Interactive Intelligence Group, Inc.*	(3,253)	(156,990)
Intuit, Inc.	(4,500)	(396,045)
NetSuite, Inc.*	(16,172)	(1,757,250)
Nuance Communications, Inc.*	(39,989)	(617,030)
Oracle Corp.	(31,695)	(1,237,690)
Qlik Technologies, Inc.*	(23,416)	(663,844)
salesforce.com, inc.*	(19,848)	(1,270,073)
SolarWinds, Inc.*	(1,918)	(91,201)
Symantec Corp.	(13,600)	(337,552)
Take-Two Interactive Software, Inc.*	(23,852)	(630,885)
Workday, Inc., Class A*	(17,500)	(1,670,900)
		(11,946,125)
Specialty Retail — (2.7%)
American Eagle Outfitters, Inc.	(93,003)	(1,196,949)
Ascena Retail Group, Inc.*	(17,259)	(214,875)
AutoNation, Inc.*	(21,914)	(1,254,796)
AutoZone, Inc.*	(3,900)	(2,158,728)
Barnes & Noble, Inc.*	(5,557)	(121,254)
Buckle, Inc./The	(6,419)	(316,649)
Cabela’s, Inc.*	(18,117)	(869,978)
CarMax, Inc.*	(28,569)	(1,597,293)
Chico’s FAS, Inc.	(35,454)	(534,646)
Children’s Place, Inc./The	(676)	(33,293)

	SHARES	VALUE
Specialty Retail (continued)
Conn’s, Inc.*	(19,412)	$(603,907)
Dick’s Sporting Goods, Inc.	(24,103)	(1,093,553)
Finish Line, Inc./The, Class A	(5,026)	(133,038)
GameStop Corp., Class A	(21,900)	(936,444)
Gap, Inc./The	(13,029)	(493,669)
Guess?, Inc.	(10,398)	(230,524)
Home Depot, Inc./The	(47,061)	(4,589,389)
Lowe’s Cos., Inc.	(21,770)	(1,245,244)
Lumber Liquidators Holdings, Inc.*	(23,130)	(1,243,700)
Office Depot, Inc.*	(92,400)	(482,328)
O’Reilly Automotive, Inc.*	(10,200)	(1,793,976)
Outerwall, Inc.*	(13,499)	(854,082)
PetSmart, Inc.	(28,909)	(2,091,566)
Pier 1 Imports, Inc.	(19,110)	(246,519)
Rent-A-Center, Inc./TX	(7,935)	(245,747)
Restoration Hardware Holdings, Inc.*	(1,772)	(142,327)
Ross Stores, Inc.	(7,269)	(586,754)
Sally Beauty Holdings, Inc.*	(16,146)	(473,239)
Sportsman’s Warehouse Holdings, Inc.*	(31,502)	(220,199)
Staples, Inc.	(114,177)	(1,447,764)
Tiffany & Co.	(12,860)	(1,236,103)
Tile Shop Holdings, Inc.*	(19,418)	(167,189)
Tractor Supply Co.	(10,942)	(801,173)
Ulta Salon Cosmetics & Fragrance, Inc.*	(10,000)	(1,208,100)
Urban Outfitters, Inc.*	(30,812)	(935,452)
		(31,800,447)
Technology Hardware, Storage & Peripherals — (0.6%)
Hewlett-Packard Co.	(16,783)	(602,174)
NCR Corp.*	(42,158)	(1,166,512)
NetApp, Inc.	(90,900)	(3,890,520)
SanDisk Corp.	(7,211)	(678,844)
Seagate Technology plc	(17,429)	(1,095,064)
Stratasys Ltd.*	(200)	(24,072)
		(7,457,186)
Textiles, Apparel & Luxury Goods — (0.9%)
Coach, Inc.	(69,987)	(2,406,153)
Crocs, Inc.*	(15,820)	(184,778)
Deckers Outdoor Corp.*	(13,579)	(1,187,619)
Fossil Group, Inc.*	(2,106)	(214,096)
Iconix Brand Group, Inc.*	(14,490)	(579,745)

See Accompanying Notes to the Financial Statements.

36

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Kate Spade & Co.*	(7,949)	$(215,656)
lululemon athletica, Inc.*	(29,712)	(1,237,505)
Michael Kors Holdings Ltd.*	(2,127)	(167,161)
NIKE, Inc., Class B	(2,635)	(244,976)
Ralph Lauren Corp.	(26,200)	(4,318,808)
Skechers U.S.A., Inc., Class A*	(2,854)	(156,256)
Under Armour, Inc., Class A*	(2,320)	(152,146)
		(11,064,899)
Thrifts & Mortgage Finance — (0.1%)
BankFinancial Corp.	(4,188)	(49,963)
Clifton Bancorp, Inc.	(10,931)	(142,321)
MGIC Investment Corp.*	(43,200)	(385,344)
New York Community Bancorp, Inc.	(1,905)	(30,385)
Radian Group, Inc.	(25,100)	(422,935)
		(1,030,948)
Tobacco — (0.0%)†
Philip Morris International, Inc.	(2,900)	(258,129)
Reynolds American, Inc.	(2,041)	(128,399)
		(386,528)
Trading Companies & Distributors — (0.6%)
AerCap Holdings N.V.*	(29,104)	(1,261,368)
Beacon Roofing Supply, Inc.*	(2,524)	(69,839)
Fastenal Co.	(43,823)	(1,929,965)
MSC Industrial Direct Co., Inc., Class A	(5,200)	(421,044)
TAL International Group, Inc.*	(2,262)	(97,560)
Watsco, Inc.	(4,381)	(445,197)
WW Grainger, Inc.	(11,200)	(2,764,160)
		(6,989,133)
Water Utilities — (0.0%)†
Cadiz, Inc.*	(3,498)	(34,840)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	(520)	(4,035)
		(38,875)
Wireless Telecommunication Services — (0.4%)
SBA Communications Corp., Class A*	(15,300)	(1,718,649)
Sprint Corp.*	(180,500)	(1,070,365)

	SHARES	VALUE
Wireless Telecommunication Services (continued)
Tim Participacoes S.A. (ADR)	(13,800)	$(379,776)
Vodafone Group plc (ADR)	(34,178)	(1,135,393)
		(4,304,183)
TOTAL COMMON STOCKS (proceeds received $548,811,212)		(563,355,834)
EXCHANGE TRADED FUNDS — (9.0%)
iPATH S&P 500 VIX Short-Term Futures ETN*	(2,311)	(70,047)
iShares MSCI Brazil Capped ETF	(8,658)	(374,372)
Consumer Discretionary Select Sector SPDR Fund	(94,000)	(6,401,400)
Consumer Staples Select Sector SPDR Fund	(92,400)	(4,316,003)
Energy Select Sector SPDR Fund	(116,613)	(10,194,309)
Financial Select Sector SPDR Fund	(194,800)	(4,644,032)
Health Care Select Sector SPDR Fund	(129,424)	(8,706,353)
Industrial Select Sector SPDR Fund	(113,800)	(6,284,036)
iShares iBoxx $ High Yield Corporate Bond ETF	(39,745)	(3,677,605)
iShares Nasdaq Biotechnology ETF	(2,325)	(689,642)
iShares Russell 2000 Index Fund	(193,949)	(22,606,695)
iShares Russell 2000 Value Index Fund	(36,791)	(3,682,043)
Materials Select Sector SPDR Fund	(64,200)	(3,107,280)
SPDR S&P 500 ETF Trust	(85,993)	(17,341,348)
SPDR S&P MidCap 400 ETF Trust	(4,637)	(1,196,902)
Technology Select Sector SPDR Fund	(245,400)	(9,948,516)
Utilities Select Sector SPDR Fund	(61,300)	(2,787,311)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $101,406,805)		(106,027,894)

See Accompanying Notes to the Financial Statements.

37

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS — (2.6%)
Banks — (0.2%)
Bundesrepublik Deutschland 5.50%, 1/4/2031	EUR	(690,000)	$(1,380,573)
Raiffeisen Bank International AG 6.00%, 10/16/2023		(1,000,000)	(1,311,112)
			(2,691,685)
Chemicals — (0.1%)
Ashland, Inc. 6.88%, 5/15/2043		$(982,000)	(1,072,835)
NOVA Chemicals Corp. 5.00%, 5/1/2025(b)		(276,000)	(285,851)
			(1,358,686)
Commercial Services & Supplies — (0.2%)
Clean Harbors, Inc. 5.13%, 6/1/2021		(2,609,000)	(2,667,702)
Electronic Equipment, Instruments & Components — (0.0%)†
Zebra Technologies Corp. 7.25%, 10/15/2022(b)		(414,000)	(437,805)
Energy Equipment & Services — (0.3%)
Ensco plc 4.50%, 10/1/2024		(3,360,000)	(3,408,112)
Health Care Providers & Services — (0.0%)†
HCA, Inc. 6.50%, 2/15/2020		(128,000)	(143,680)
Hotels, Restaurants & Leisure — (0.1%)
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(b)		(976,000)	(949,160)
Independent Power and Renewable Electricity Producers — (0.1%)
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 7.63%, 11/1/2024(b)		(415,000)	(441,975)
Dynegy, Inc. 5.88%, 6/1/2023		(318,000)	(313,230)
			(755,205)

	PRINCIPAL AMOUNT	VALUE
Metals & Mining — (0.4%)
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	$(3,245,000)	$(3,211,681)
Glencore Funding LLC
2.50%, 1/15/2019(b)	(765,000)	(758,972)
4.63%, 4/29/2024(b)	(1,104,000)	(1,136,875)
		(5,107,528)
Multiline Retail — (0.1%)
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(b)	(690,000)	(737,438)
Oil, Gas & Consumable Fuels — (0.9%)
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 7.88%, 4/15/2022	(1,040,000)	(1,001,000)
Chesapeake Energy Corp. 4.88%, 4/15/2022	(966,000)	(993,772)
Continental Resources, Inc./OK 4.90%, 6/1/2044	(138,000)	(137,574)
DCP Midstream Operating LP 5.60%, 4/1/2044	(690,000)	(763,681)
Denbury Resources, Inc. 4.63%, 7/15/2023	(828,000)	(765,900)
Enterprise Products Operating LLC 4.85%, 3/15/2044	(1,518,000)	(1,566,362)
Kinder Morgan Energy Partners LP 4.25%, 9/1/2024	(690,000)	(688,863)
Peabody Energy Corp. 6.25%, 11/15/2021	(2,242,000)	(2,129,900)
Plains All American Pipeline LP / PAA Finance Corp. 4.70%, 6/15/2044	(966,000)	(975,256)
Range Resources Corp. 5.00%, 3/15/2023	(414,000)	(436,253)
SandRidge Energy, Inc. 7.50%, 3/15/2021	(705,000)	(641,550)
		(10,100,111)

See Accompanying Notes to the Financial Statements.

38

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Road & Rail — (0.1%)
Hertz Corp./The 5.88%, 10/15/2020	$(848,000)	$(867,080)
Specialty Retail — (0.1%)
Michaels Stores, Inc. 5.88%, 12/15/2020(b)	(1,056,000)	(1,073,160)
TOTAL CORPORATE BONDS (proceeds received $30,168,558)		(30,297,352)
U.S. GOVERNMENT SECURITIES — (2.0%)
U.S. Treasury Bonds
3.13%, 8/15/2044	(1,237,000)	(1,251,606)
3.38%, 5/15/2044	(4,882,000)	(5,176,147)
U.S. Treasury Notes
1.50%, 12/31/2018	(10,000,000)	(10,029,133)
1.63%, 7/31/2019	(880,000)	(882,163)
1.75%, 9/30/2019	(675,000)	(679,509)
2.38%, 8/15/2024	(1,025,000)	(1,028,747)
2.50%, 5/15/2024	(2,754,000)	(2,797,622)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $21,629,285)		(21,844,927)

	NO. OF RIGHTS
RIGHTS — (0.0%)†
Sears Holdings Corp., expiring 11/18/18*	(8,844)	(212)
TOTAL RIGHTS (cost $—)		(212)
TOTAL SECURITIES SOLD SHORT (proceeds received $702,015,860)		(721,526,219)

	CONTRACTS
WRITTEN OPTIONS AND SWAPTIONS — (0.0%)†
Call Options Written — (0.0%)†
American Capital Ltd., 11/22/2014 @ 19*	(46)	(92)
Avago Technologies Ltd., 11/22/2014 @ 87.50*	(12)	(2,400)
Campbell Soup Co., 11/22/2014 @ 42*	(33)	(6,930)
Cheniere Energy, Inc., 12/20/2014 @ 85*	(84)	(11,172)
CSX Corp., 11/22/2014 @ 34*	(33)	(5,742)
Harley-Davidson, Inc., 11/22/2014 @ 62.50*	(8)	(2,896)

	CONTRACTS	VALUE
Call Options Written (continued)
hhgregg, Inc.,
1/17/2015 @ 6*	(19)	$(380)
1/17/2015 @ 10*	(103)	(2,575)
PetSmart, Inc., 12/20/2014 @ 75*	(4)	(684)
Pilgrim’s Pride Corp., 11/22/2014 @ 30*	(31)	(1,457)
Sealed Air Corp., 12/20/2014 @ 37*	(42)	(3,360)
Super Micro Computer, Inc., 11/22/2014 @ 30*	(30)	(7,650)
		(45,338)
Put Options Written — (0.0%)†
American Capital Ltd., 11/22/2014 @ 13*	(92)	(1,012)
Avago Technologies Ltd.,
11/22/2014 @ 70*	(25)	(250)
11/22/2014 @ 75*	(4)	(120)
Callaway Golf Co., 11/22/2014 @ 7*	(1,166)	(31,482)
Cognex Corp., 11/22/2014 @ 35*	(33)	(825)
Harley-Davidson, Inc., 11/22/2014 @ 55*	(37)	(74)
Integrated Device Technology, Inc., 11/22/2014 @ 15*	(59)	(1,180)
Mead Johnson Nutrition Co., 11/22/2014 @ 85*	(13)	(143)
Oracle Corp., 11/22/2014 @ 36*	(49)	(343)
Powershares QQQ Trust series 1,
11/22/2014 @ 100*	(795)	(69,165)
11/22/2014 @ 101*	(132)	(16,104)
Superior Energy Services, Inc., 11/22/2014 @ 22.50*	(33)	(891)
United Rentals, Inc., 11/14/2014 @ 88*	(12)	(3,240)
		(124,829)

See Accompanying Notes to the Financial Statements.

39

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	NOTIONAL AMOUNT		VALUE
Credit Default Swaptions — (0.0%)†
Sold credit default protection on iTraxx Europe Crossover Index, Series 22, Version 1, 12/20/2019 @ EUR 0.04 *	EUR	(21,000,000)	$(116,352)
TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $446,430)			(286,519)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT, WRITTEN OPTIONS AND SWAPTIONS (cost, net of proceeds/premiums received $307,072,651) — 26.1%			$306,532,299
OTHER ASSETS LESS LIABILITIES — 73.9%			868,677,891
NET ASSETS — 100.0%			$1,175,210,190

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At October 31, 2014, the aggregate amount held in a segregated account was $156,203,087.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $46,610,219 or 4% of net assets at October 31, 2014.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2014.
(d)	Issuer is in default.
(e)	All or portion of these securities were on loan. The aggregate market value of such securities is $82,536,705, which was collateralized with the aggregate value of $83,031,693.
(f)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2014. Maturity date disclosed is the ultimate maturity date.

(g)	Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.
Abbreviations:
ADR	—	American Depositary Receipt
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,909,133
Aggregate gross unrealized depreciation	(82,078,737)
Net unrealized depreciation	$(57,169,604)
Federal income tax cost of investments	$366,611,951

See Accompanying Notes to the Financial Statements.

40

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	13	11/21/14	$648,895	$689,189	$40,294
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	214	12/19/14	26,944,389	27,040,906	96,517
CBOT Soybean Meal Futures Contracts	USD	41	12/12/14	1,407,683	1,594,900	187,217
CME NASDAQ 100 E-Mini Futures Contracts	USD	5	12/19/14	408,705	415,050	6,345
CMX Copper Commodity Futures Contracts	USD	35	12/29/14	2,679,780	2,666,125	(13,655)
CMX Gold 100 OZ Futures Contracts	USD	18	12/29/14	2,216,311	2,108,880	(107,431)
CMX Gold 100 OZ Futures Contracts	USD	11	02/25/15	1,426,272	1,289,640	(136,632)
CMX Silver Futures Contracts	USD	16	12/29/14	1,446,207	1,288,480	(157,727)
DAX Index Futures Contracts	EUR	8	12/19/14	2,413,392	2,333,115	(80,277)
E-Mini S&P 500 Futures Contracts	USD	90	12/19/14	8,882,685	9,051,300	168,615
EOE Amsterdam Exchanges Index Futures Contracts	EUR	49	11/21/14	4,836,551	5,035,771	199,220
Eurex 10 Year Euro BUND Futures Contracts	EUR	57	12/08/14	10,639,627	10,779,433	139,806
EURO STOXX 50 Futures Contracts	EUR	175	12/19/14	6,802,985	6,800,532	(2,453)
FTSE China A50 Index Futures Contracts	USD	200	11/27/14	1,396,418	1,493,000	96,582
FTSE/JSE Top 40 Index Futures Contracts	ZAR	27	12/18/14	1,133,933	1,093,831	(40,102)
HKG Hang Seng Index Futures Contracts	HKD	6	11/27/14	896,630	926,210	29,580
ICE Brent Crude Oil Futures Contracts	USD	22	11/13/14	2,364,388	1,888,920	(475,468)
KFE KOSPI 200 Futures Contracts	KRW	11	12/11/14	1,354,418	1,287,603	(66,815)
LIFFE FTSE 100 Index Futures Contracts	GBP	82	12/19/14	8,630,233	8,533,616	(96,617)
LIFFE Long Gilt Futures Contracts	GBP	24	12/29/14	4,436,918	4,419,011	(17,907)
MFM IBEX 35 Index Futures Contracts	EUR	29	11/21/14	3,641,653	3,790,403	148,750
MSCI Taiwan Stock Index Futures Contracts	USD	40	11/27/14	1,306,093	1,335,600	29,507
Nikkei 225 Futures Contracts	JPY	24	12/11/14	3,330,578	3,523,347	192,769
NYM Gasoline RBOB Futures Contracts	USD	9	11/28/14	812,031	811,868	(163)
NYM Heating Oil Futures Contracts	USD	10	11/28/14	1,043,975	1,054,578	10,603

See Accompanying Notes to the Financial Statements.

41

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
NYM Natural Gas Futures Contracts	USD	73	11/25/14	$2,753,776	$2,827,290	$73,514
NYM Platinum Futures Contracts	USD	10	01/28/15	657,030	617,600	(39,430)
OML Stockholm OMXS30 Index Futures Contracts	SEK	9	11/21/14	156,457	172,037	15,580
OSE 10 Year JGB Futures Contracts	JPY	10	12/11/14	13,033,541	13,045,181	11,640
OSE Tokyo Price Index Futures Contracts	JPY	77	12/11/14	8,901,918	9,165,279	263,361
Russell 2000 Mini Futures Contracts	USD	25	12/19/14	2,896,941	2,927,500	30,559
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	42	12/18/14	6,349,456	6,318,726	(30,730)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	33	12/15/14	3,565,246	3,565,841	595
SFE ASX SPI 200 Index Futures Contracts	AUD	22	12/18/14	2,616,325	2,670,712	54,387
SGX MSCI Singapore Index Futures Contracts	SGD	15	11/27/14	843,262	862,847	19,585
WTI Crude Oil Futures Contracts	USD	63	11/19/15	5,858,708	5,057,010	(801,698)
WTI Crude Oil Futures Contracts	USD	73	11/19/14	7,214,295	5,879,420	(1,334,875)
WTI Crude Oil Futures Contracts	USD	12	11/20/14	979,347	966,480	(12,867)
						$(1,599,821)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	2	11/21/14	$106,070	$106,029	$41
CBOT Soybean Futures Contract	USD	1	01/14/15	47,822	52,462	(4,640)
CBOT Soybean Oil Futures Contracts	USD	104	12/12/14	1,988,719	2,171,520	(182,801)
CBOT U.S. Long Bond Futures Contracts	USD	15	12/19/14	2,086,378	2,116,406	(30,028)
CBOT Corn Futures Contracts	USD	77	12/12/14	1,345,763	1,450,487	(104,724)
CBOT Wheat Futures Contracts	USD	64	12/12/14	1,664,623	1,704,000	(39,377)
CME Australian Dollar Futures Contracts	USD	13	12/15/14	1,138,499	1,139,970	(1,471)
CME British Pound Futures Contracts	USD	7	12/15/14	703,602	699,344	4,258
CME Canadian Dollar Futures Contracts	USD	15	12/16/14	1,332,594	1,329,000	3,594
CME CHF Currency Futures Contracts	USD	8	12/15/14	1,055,343	1,039,200	16,143

See Accompanying Notes to the Financial Statements.

42

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CME Euro FX Currency Futures Contracts	USD	11	12/15/14	$1,752,049	$1,722,875	$29,174
CME Japanese Yen Futures Contracts	USD	16	12/15/14	1,860,149	1,781,600	78,549
CME New Zealand Futures Contracts	USD	10	12/15/14	789,366	775,200	14,166
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	20	12/19/14	3,073,556	3,136,250	(62,694)
E-Mini S&P 500 Futures Contracts	USD	45	12/19/14	4,417,235	4,525,650	(108,415)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	101	12/18/14	3,971,576	4,091,737	(120,161)
FTSE/MIB Index Futures Contract	EUR	1	12/19/14	123,715	123,510	205
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	57	11/27/14	3,808,214	3,948,028	(139,814)
HKG Hang Seng Index Futures Contracts	HKD	27	11/27/14	4,171,079	4,167,947	3,132
ICE Brent Crude Oil Futures Contracts	USD	23	11/13/14	1,975,953	1,974,780	1,173
ICE Brent Crude Oil Futures Contracts	USD	63	11/13/15	6,527,233	5,666,850	860,383
ICE Coffee ‘C’ Futures Contracts	USD	3	12/18/14	211,004	211,500	(496)
ICE Gas Oil Futures Contracts	USD	12	12/11/14	885,606	889,500	(3,894)
ICE Sugar #11 (World Markets) Futures Contracts	USD	155	02/27/15	2,863,684	2,784,544	79,140
MSCI Taiwan Stock Index Futures Contracts	USD	129	11/27/14	4,252,794	4,307,310	(54,516)
MSE 10 Year Canadian Bond Futures Contracts	CAD	12	12/18/14	1,462,019	1,458,995	3,024
NYM Gasoline RBOB Futures Contracts	USD	26	11/28/14	2,910,332	2,345,398	564,934
NYM Heating Oil Futures Contract	USD	1	11/28/14	122,598	105,458	17,140
NYM Natural Gas Futures Contracts	USD	17	11/25/14	633,022	658,410	(25,388)
NYM Natural Gas Futures Contracts	USD	30	03/27/15	1,131,311	1,100,400	30,911
OSE Tokyo Price Index Futures Contracts	JPY	33	12/11/14	3,637,582	3,927,977	(290,395)
SGX CNX Nifty Index Futures Contracts	USD	277	11/27/14	4,479,769	4,631,717	(151,948)
						$385,205

Cash collateral in the amount of $7,500,578 was pledged to cover margin requirements for open futures contracts as of October 31, 2014.

See Accompanying Notes to the Financial Statements.

43

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Banca Monte Dei Paschi Siena S.p.A.	01/17/2050	EUR	180,774	$(121,499)
Morgan Stanley	DIRECTV	01/17/2050	USD	9,348	7,130
JPMorgan Chase Bank	Inmarsat plc	09/8/2015	GBP	55,991	(12,659)
Morgan Stanley	Lorillard, Inc.	01/17/2050	USD	21,325	33,673
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	6,553	5,177
Morgan Stanley	Time Warner Cable, Inc.	01/17/2050	USD	13,997	(90,974)
Goldman Sachs Capital	iBoxx USD Liquid High Yield Index	12/22/2014	USD	4,800,844	(13,631)
JPMorgan Chase Bank	iBoxx USD Liquid High Yield Index	12/22/2014	USD	16,438,400	(26,276)
Morgan Stanley	iBoxx USD Liquid High Yield Index	12/22/2014	USD	6,908,900	(19,459)
					$(238,518)

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	AT&T, Inc.	01/17/2050	USD	11,211	$(1,293)
Morgan Stanley	Comcast Corp.	01/17/2050	USD	40,242	48,854
Morgan Stanley	Europartners Multi Investment Fund — Spain Index Plus	01/17/2050	EUR	1,171	6,588
Morgan Stanley	Reynolds American, Inc.	01/17/2050	USD	6,204	(42,051)
					$12,098

Credit Default Swap Contracts on Corporate/Government Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Best Buy Co., Inc.	5.00%	USD	1,500,000	$(164,848)	09/20/2019	$(170,992)
Morgan Stanley	Canadian Natural Resources Ltd.	1.00%	USD	3,500,000	(26,904)	12/20/2019	(41,420)
Morgan Stanley	Glencore Finance Europe S.A.	1.00%	EUR	4,000,000	91,953	12/20/2019	71,584
Morgan Stanley	HCA, Inc.	5.00%	USD	1,000,000	(93,734)	12/20/2018	(140,342)
Morgan Stanley	HJ Heinz Finance Co.	1.00%	USD	2,000,000	42,108	03/20/2019	24,769
Morgan Stanley	Intesa Sanpaolo S.p.A. 1.00%		EUR	3,500,000	(30,715)	12/20/2019	(36,584)

See Accompanying Notes to the Financial Statements.

44

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Credit Default Swap Contracts on Corporate/Government Bonds — Buy Protection (Continued)

		Fixed
		Annual			Upfront
		Rate			Premium
		Paid By		Notional	(Received)	Maturity	Market
Counterparty	Reference Entity	AASF	Currency	Amount	Paid	Date	Value

Morgan Stanley	Repsol International Finance B.V.	1.00%	EUR	2,500,000	$(12,606)	09/20/2019	$(31,166)
JPMorgan Chase Bank	Anglo American Capital plc	1.00%	EUR	2,000,000	59,363	12/20/2019	37,000
JPMorgan Chase Bank	Avon Products, Inc.	1.00%	USD	1,461,000	200,513	12/20/2019	200,620
JPMorgan Chase Bank	Brazilian Government International Bond	1.00%	USD	2,190,000	77,856	12/20/2019	52,834
JPMorgan Chase Bank	Freeport-McMoRan Copper & Gold, Inc.	1.00%	USD	2,000,000	9,258	09/20/2019	31,099
JPMorgan Chase Bank	Freeport-McMoRan, Inc.	1.00%	USD	852,000	13,285	12/20/2019	17,679
JPMorgan Chase Bank	Freescale Semiconductor Inc	5.00%	USD	3,000,000	(217,649)	12/20/2019	(260,597)
JPMorgan Chase Bank	Russian Foreign Bond — Eurobond	1.00%	USD	1,346,000	95,715	12/20/2019	87,920
JPMorgan Chase Bank	Telefonica Emisiones S.A.U.	1.00%	EUR	2,225,000	47,248	12/20/2019	(12,762)
JPMorgan Chase Bank	Xerox Corp.	1.00%	USD	3,509,000	(15,321)	12/20/2019	(26,253)
Goldman Sachs Capital	Rallye S.A.	5.00%	EUR	3,750,000	(632,174)	09/20/2019	(594,375)
Barclays plc	Casino Guichard-Perrachon	1.00%	EUR	4,000,000	52,470	03/20/2019	(40,388)
Barclays plc	CenturyLink, Inc.	1.00%	USD	3,000,000	119,347	09/20/2019	77,030
JPMorgan Chase Bank	Nabors Industries, Inc.	1.00%	USD	742,000	6,103	06/20/2019	9,353
JPMorgan Chase Bank	Tesco plc	1.00%	EUR	3,151,000	65,868	12/20/2019	103,897
Barclays plc	United States Steel Corp.	5.00%	USD	1,400,000	(9,849)	09/20/2019	(162,058)
					$(322,713)		$(803,152)

See Accompanying Notes to the Financial Statements.

45

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Credit Default Swap Contracts on Corporate Bonds — Sell Protection

		Fixed
		Annual			Upfront
		Rate			Premium
		Received		Notional	(Received)	Maturity	Market	Credit
Counterparty	Reference Entity	By AASF	Currency	Amount	Paid	Date	Value	Spread
Morgan Stanley	AK Steel Corp.	5.00%	USD	2,000,000	$79,762	09/20/2019	$(44,419)	5.68%
Morgan Stanley	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	69,757	03/20/2019	37,076	4.39%
JPMorgan Chase Bank	General Motors Co.	5.00%	USD	781,000	101,969	12/20/2018	120,555	1.25%
Morgan Stanley	Norske Skogindustrier ASA	5.00%	EUR	1,000,000	(13,386)	12/20/2014	(10,752)	15.34%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	3,397,000	(67,350)	12/20/2018	(36,176)	5.45%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	916,000	43,014	09/20/2019	(44,585)	6.34%
JPMorgan Chase Bank	Alcatel-Lucent	5.00%	EUR	4,108,000	466,959	06/20/2019	307,887	3.71%
JPMorgan Chase Bank	Gannett Co., Inc.	5.00%	USD	1,977,000	267,349	09/20/2019	275,255	2.07%
JPMorgan Chase Bank	iHeart Communications, Inc.	5.00%	USD	4,592,000	(14,208)	12/21/2015	(43,187)	6.35%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	719,000	8,256	09/20/2019	(4,977)	5.29%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(22,087)	09/20/2018	26,794	4.38%
JPMorgan Chase Bank	Toys “R” U.S., Inc.	5.00%	USD	2,450,000	(539,010)	12/20/2017	(712,944)	18.20%
JPMorgan Chase Bank	TRW Automotive, Inc.	1.00%	USD	2,022,000	(6,137)	09/20/2019	8,679	0.93%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	1,837,000	217,168	03/20/2019	103,363	4.01%
Goldman Sachs Capital	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	78,819	03/20/2019	37,075	4.39%
Goldman Sachs Capital	Astaldi S.p.A.	5.00%	EUR	2,500,000	123,504	09/20/2019	(9,368)	5.20%
JPMorgan Chase Bank	Chesapeake Energy Corp.	5.00%	USD	3,063,000	142,063	12/20/2015	166,467	0.73%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(19,947)	09/20/2018	24,198	4.38%
Barclays plc	AK Steel Corp.	5.00%	USD	1,000,000	25,983	09/20/2019	(22,209)	5.68%
JPMorgan Chase Bank	American Axle & Manufacturing, Inc.	5.00%	USD	2,274,000	205,735	03/20/2019	266,582	2.30%
JPMorgan Chase Bank	Boyd Gaming Corp.	5.00%	USD	1,838,000	47,433	03/20/2018	150,384	2.63%

See Accompanying Notes to the Financial Statements.

46

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Credit Default Swap Contracts on Corporate Bonds — Sell Protection (Continued)

		Fixed
		Annual			Upfront
		Rate			Premium
		Received		Notional	(Received)	Maturity	Market	Credit
Counterparty	Reference Entity	By AASF	Currency	Amount	Paid	Date	Value	Spread
Barclays plc	Cable & Wireless Communications plc	5.00%	EUR	1,000,000	$189,214	09/20/2019	$170,422	2.19%
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(15,542)	12/20/2014	(115,278)	#
JPMorgan Chase Bank	INEOS Group Holdings S.A.	5.00%	EUR	929,000	66,893	06/20/2019	18,812	4.74%
JPMorgan Chase Bank	International Lease Finance Corp.	5.00%	USD	664,000	93,276	09/20/2019	89,180	2.09%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(11,492)	09/20/2018	29,418	4.38%
JPMorgan Chase Bank	New Look Bondco I plc	5.00%	EUR	3,778,000	472,635	06/20/2019	299,306	3.63%
JPMorgan Chase Bank	Transocean, Inc.	1.00%	USD	1,667,000	(62,057)	09/20/2019	(184,577)	3.56%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	4,742,000	416,125	06/20/2019	240,743	4.16%
					$2,344,698		$1,143,724

#	This position is priced based on upfront premiums charged by a composite of brokers as of October 31, 2014 due to its distressed nature.

Credit Default Swap Contracts on Credit Indices — Sell Protection

		Fixed
		Annual			Upfront
		Rate			Premium
	Reference	Received		Notional	(Received)	Maturity	Market	Credit
Counterparty	Obligation	By AASF	Currency	Amount	Paid	Date	Value	Spread
Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	2,000,000	$42,816	01/17/2047	$5,227	1.97%
Morgan Stanley	CMBX North America Index Series 7	0.50%	USD	10,000,000	(224,156)	01/17/2047	(290,912)	0.87%
JPMorgan Chase Bank	ABX Home Equity Index Series 6	0.11%	USD	8,500,000	(1,591,530)	05/25/2046	(1,541,040)	12.57%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	05/11/2063	(97,216)	0.78%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	01/17/2047	(581,823)	0.87%
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	3,000,000	178,251	06/20/2018	254,119	2.52%
					$(2,473,269)		$(2,251,645)

See Accompanying Notes to the Financial Statements.

47

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

		Fixed
		Annual			Upfront
		Rate			Premium
	Reference	Received		Notional	(Received)	Maturity	Market
Counterparty	Obligation	By AASF	Currency	Amount	Paid	Date	Value
Morgan Stanley	CDX North America High Yield Index 20-V1	5.00%	USD	11,500,000	$(749,719)	12/20/2019	$(873,107)
Morgan Stanley	iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	5,600,000	(741,078)	06/20/2019	(813,862)
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 22-V1	5.00%	EUR	7,418,000	(605,149)	12/20/2019	(649,260)
					$(2,095,946)		$(2,336,229)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

		Fixed
		Annual			Upfront
		Rate			Premium
	Reference	Received		Notional	(Received)	Maturity	Market	Credit
Counterparty	Obligation	By AASF	Currency	Amount	Paid	Date	Value	Spread
JPMorgan Chase Bank	CDX North America High Yield Index 20-V2	5.00%	USD	5,000,000	$156,758	06/20/2018	$434,726	2.57%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V2	5.00%	USD	5,000,000	294,762	12/20/2018	417,308	2.91%
JPMorgan Chase Bank	CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	125,876	12/20/2018	216,774	0.49%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	73,137	06/20/2018	589,000	1.72%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	435,407	12/20/2018	763,826	2.01%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	12,600,000	1,744,192	06/20/2019	1,831,188	2.41%
JPMorgan Chase Bank	iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	120,360	12/20/2018	283,389	0.48%
					$2,950,492		$4,536,211

See Accompanying Notes to the Financial Statements.

48

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Centrally Cleared Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by AASF	Currency	Notional Amount	Termination Date	Unrealized Appreciation
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.43%	EUR	10,000,000	07/11/2024	$492,388
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	10,000,000	06/27/2023	1,310,983
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	2.67%	USD	13,000,000	07/11/2024	380,776
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	20,000,000	06/26/2018	342,025
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.18%	USD	20,000,000	03/18/2025	1,060,291
						$3,586,463

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	3,243,205	2,988,516	$2,845,312	$2,988,516	$(143,204)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,400,000	1,262,068	1,240,826	1,262,068	(21,242)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,330,000	1,203,121	1,178,784	1,203,121	(24,337)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,037,570	947,293	919,603	947,293	(27,690)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	790,000	712,497	700,181	712,497	(12,316)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	360,613	377,416	374,948	377,416	(2,468)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	239,618	251,959	249,143	251,959	(2,816)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	165,906	173,317	172,501	173,317	(816)
CHF vs. USD, expiring 12/17/2014	Goldman Sachs Capital	1,277,000	1,349,565	1,327,763	1,349,565	(21,802)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,382,820	1,452,203	1,437,789	1,452,203	(14,414)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	123,000	130,078	127,890	130,078	(2,188)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	712,637	747,458	740,965	747,458	(6,493)
CLP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	587,500,000	1,000,000	1,016,951	1,000,000	16,951

See Accompanying Notes to the Financial Statements.

49

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Forward Foreign Currency Contracts (Continued)*

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
DKK vs. USD, expiring 12/17/2014	Goldman Sachs Capital	18,560,000	3,177,596	$3,125,700	$3,177,596	$(51,896)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	49,905	63,112	62,556	63,112	(556)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	73,662	93,323	92,335	93,323	(988)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	240,000	304,430	300,840	304,430	(3,590)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	240,000	303,286	300,841	303,286	(2,445)
EUR vs. USD, expiring 12/17/2014	Goldman Sachs Capital	255,000	319,186	319,644	319,186	458
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	271,000	433,606	433,367	433,606	(239)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	225,000	368,494	359,808	368,494	(8,686)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	225,000	367,299	359,808	367,299	(7,491)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	120,928	195,513	193,381	195,513	(2,132)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	750,000	1,219,327	1,199,357	1,219,327	(19,970)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	100,262	160,715	160,333	160,715	(382)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	96,000	155,532	153,518	155,532	(2,014)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	47,696	76,534	76,273	76,534	(261)
KRW vs. USD, expiring 11/24/2014	Barclays plc	1,152,500,000	1,114,603	1,077,493	1,114,603	(37,110)
MXN vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	13,603,327	1,000,000	1,007,523	1,000,000	7,523
MXN vs. USD, expiring 11/24/2014	Barclays plc	13,245,000	1,008,912	982,359	1,008,912	(26,553)
NOK vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	5,981,086	961,528	885,425	961,528	(76,103)
NZD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,946,873	1,602,763	1,511,151	1,602,763	(91,612)
PLN vs. USD, expiring 11/24/2014	Barclays plc	3,365,000	1,087,765	997,799	1,087,765	(89,966)
SEK vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	2,500,000	348,559	338,594	348,559	(9,965)

See Accompanying Notes to the Financial Statements.

50

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Forward Foreign Currency Contracts (Continued)*

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
SEK vs. USD, expiring 12/17/2014	Goldman Sachs Capital	22,600,000	3,082,086	$3,060,895	$3,082,086	$(21,191)
TRY vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	2,273,877	1,000,000	1,012,931	1,000,000	12,931
TWD vs. USD, expiring 11/24/2014	Barclays plc	29,850,000	994,337	981,549	994,337	(12,788)
USD vs. CAD, expiring 12/17/2014	JPMorgan Chase Bank	1,602,731	1,770,000	1,602,731	1,568,759	33,972
USD vs. CAD, expiring 12/17/2014	JPMorgan Chase Bank	1,574,725	1,750,000	1,574,725	1,551,032	23,693
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	331,682	316,262	331,682	328,834	2,848
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	628,603	599,703	628,603	623,542	5,061
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	1,497,807	1,400,000	1,497,807	1,455,653	42,154
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	2,081,617	1,945,629	2,081,617	2,022,971	58,646
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	4,102,375	3,769,795	4,102,375	3,919,651	182,724
USD vs. DKK, expiring 12/17/2014	JPMorgan Chase Bank	3,227,826	18,560,000	3,227,826	3,125,700	102,126
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	159,985	123,567	159,985	154,892	5,093
USD vs. EUR, expiring 11/21/2014	JPMorgan Chase Bank	10,246,938	8,000,000	10,246,938	10,026,328	220,610
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	12,415,118	9,590,000	12,415,118	12,021,090	394,028
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	8,441,076	6,427,134	8,441,076	8,056,429	384,647
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	2,000,000	1,543,925	2,000,000	1,935,314	64,686
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	3,500,000	2,797,482	3,500,000	3,506,651	(6,651)
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	11,009	6,860	11,009	10,970	39
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	16,948	10,544	16,948	16,862	86
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	187,079	115,373	187,079	184,498	2,581
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	219,966	136,108	219,966	217,657	2,309

See Accompanying Notes to the Financial Statements.

51

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. GBP, expiring 11/21/2014	JPMorgan Chase Bank	12,801,461	8,000,000	$12,801,461	$12,795,769	$5,692
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	1,086,380	658,931	1,086,380	1,053,725	32,655
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	106,141	65,000	106,141	103,944	2,197
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	2,435,643	1,502,000	2,435,643	2,401,913	33,730
USD vs. GBP, expiring 11/14/2014	JPMorgan Chase Bank	2,706,674	1,685,800	2,706,674	2,696,535	10,139
USD vs. JPY, expiring 12/17/2014	JPMorgan Chase Bank	3,058,947	321,304,100	3,058,947	2,861,846	197,101
USD vs. JPY, expiring 12/17/2014	JPMorgan Chase Bank	368,539	39,360,000	368,539	350,578	17,961
USD vs. SEK, expiring 12/17/2014	JPMorgan Chase Bank	3,524,692	25,100,000	3,524,692	3,399,490	125,202
ZAR vs. USD, expiring 11/24/2014	Barclays plc	5,090,000	471,952	459,941	471,952	(12,011)
						$1,223,457

Cash collateral in the amount of $23,592,314 was pledged for total return, credit default, interest rate swaps and forward foreign currency contracts as of October 31, 2014.

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korea Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Accompanying Notes to the Financial Statements.

52

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Written Options:

Options written through the year ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 1, 2013	1,919	$247,458
Options written	44,890	7,582,693
Options terminated in closing purchase transactions	(41,037)	(7,448,587)
Options expired	(2,877)	(132,733)
Options outstanding — October 31, 2014	2,895	$248,831

Written Swaptions:

Swaptions written through the year ended October 31, 2014 were as follows:

	Notional Amount (000)	Premiums Received
Swaptions outstanding — November 1, 2013	—	$—
Swaptions written	88,811	380,319
Swaptions terminated in closing purchase transactions	(55,874)	(113,485)
Swaptions expired	(11,937)	(69,235)
Swaptions outstanding — October 31, 2014	21,000	$197,599

See Accompanying Notes to the Financial Statements.

53

ardeN alTerNaTIVe STraTeGIeS FUNd
CoNSolIdaTed SChedUle oF INVeSTmeNTS (Continued)
OCTOBER 31, 2014

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of October 31, 2014:

Argentina	0.0	%†
Australia	(0.2)
Austria	(0.1)
Bahamas	0.0	†
Belgium	0.2
Bermuda	0.4
Brazil	(0.5)
Canada	1.3
Chile	0.0	†
China	0.5
Colombia	0.0	†
Cyprus	0.3
Denmark	0.1
European Union	0.0	†
Finland	(0.1)
France	0.2
Germany	0.1
Greece	0.1
Hong Kong	0.0	†
India	0.0	†
Ireland	0.5
Israel	0.2
Italy	0.1
Japan	0.0	†
Jersey	0.1
Luxembourg	0.7
Marshall Islands	0.4
Mexico	0.1
Netherlands	1.3
Norway	(0.1)
Peru	0.0	†
Puerto Rico	0.0	†
Russia	0.1
Singapore	(0.1)
South Africa	0.0	†
South Korea	0.1
Spain	0.1
Sweden	0.0	†
Switzerland	0.1
Taiwan	0.0	†
United Kingdom	0.8
United States	19.4
Other ‡	73.9
	100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

54

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2014

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS — 87.8%

Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	7	$819
B/E Aerospace, Inc.(a)*	3,924	292,142
Ducommun, Inc.*	196	5,176
L-3 Communications Holdings, Inc.	417	50,649
Precision Castparts Corp.	225	49,657
Rockwell Collins, Inc.	142	11,949
Spirit AeroSystems Holdings, Inc., Class A(a)*	998	39,261
Textron, Inc.	1,500	62,295
TransDigm Group, Inc.(a)	1,567	293,076
Triumph Group, Inc.(d)	66	4,596
United Technologies Corp.(a)	830	88,810
		898,430
Air Freight & Logistics — 1.6%
Atlas Air Worldwide Holdings, Inc.*	804	29,684
FedEx Corp.(a)	4,023	673,450
Hub Group, Inc., Class A*	230	8,347
United Parcel Service, Inc.,Class B(a)	3,626	380,403
		1,091,884
Airlines — 0.6%
Alaska Air Group, Inc.	700	37,261
Allegiant Travel Co.(a)	182	24,292
American Airlines Group, Inc.	3,100	128,185
Delta Air Lines, Inc.	799	32,144
Gol Linhas Aereas Inteligentes S.A. (ADR)*	6,343	32,793
Republic Airways Holdings, Inc.*	4,733	59,257
Southwest Airlines Co.	1,800	62,064
United Continental Holdings, Inc.*	100	5,281
		381,277
Auto Components — 0.7%
Cooper-Standard Holding, Inc.*	859	46,884
Delphi Automotive plc(d)	1,396	96,296
Gentex Corp.	1,228	40,205
Lear Corp.	700	64,750
Modine Manufacturing Co.(d)*	1,872	24,018
Motorcar Parts of America, Inc.*	2,076	60,287
	SHARES	VALUE
Auto Components (continued)
Tenneco, Inc.*	1,084	$56,758
Tower International, Inc.(a)*	2,307	56,060
		445,258
Automobiles — 0.4%
General Motors Co.	5,827	182,968
Harley-Davidson, Inc.(d)	929	61,035
		244,003
Banks — 2.9%
Ameris Bancorp	1,159	28,743
Bancolombia S.A. (ADR)	109	6,166
Bank of Montreal	28	2,033
C&F Financial Corp.	200	6,868
Canadian Imperial Bank of Commerce	39	3,563
CIT Group, Inc.	768	37,578
Citigroup, Inc.	7,140	382,204
City National Corp./CA	116	9,130
Comerica, Inc.	550	26,257
Fifth Third Bancorp	9,100	181,909
Financial Institutions, Inc.	573	14,405
JPMorgan Chase & Co.	1,371	82,918
KeyCorp	42,098	555,694
M&T Bank Corp.	147	17,961
OFG Bancorp	1,037	16,146
Pacific Premier Bancorp, Inc.*	872	14,118
PacWest Bancorp	313	13,353
Prosperity Bancshares, Inc.	42	2,536
Signature Bank/NY(d)*	178	21,561
SunTrust Banks, Inc.	1,714	67,086
SVB Financial Group*	378	42,332
Wells Fargo & Co.(a)	7,517	399,078
		1,931,639
Beverages — 3.3%
Anheuser-Busch InBev N.V. (ADR)(a)	5,961	661,552
Brown-Forman Corp., Class B(a)	2,975	275,693
Coca-Cola Enterprises, Inc.	3,600	156,060
Diageo plc (ADR)(a)	1,561	184,151
Dr Pepper Snapple Group, Inc.	3	208
Fomento Economico Mexicano SAB de CV (ADR)	90	8,662
Molson Coors Brewing Co., Class B(a)	7,413	551,379
PepsiCo, Inc.	4,137	397,855
		2,235,560

See Accompanying Notes to the Financial Statements.

55

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc.(a)*	259	$49,562
Biogen Idec, Inc.*	155	49,767
BioMarin Pharmaceutical, Inc.*	607	50,078
Ligand Pharmaceuticals, Inc.*	758	41,895
Medivation, Inc.*	486	51,370
MiMedx Group, Inc.(a)(d)*	699	7,116
Myriad Genetics, Inc.(d)*	770	30,407
Regeneron Pharmaceuticals, Inc.*	25	9,843
United Therapeutics Corp.(a)*	382	50,031
Venaxis, Inc.(a)*	2,823	3,980
		344,049
Building Products — 2.1%
Armstrong World Industries, Inc.*	1	48
Builders FirstSource, Inc.*	1,725	10,229
Fortune Brands Home & Security, Inc.(a)	9,571	413,946
Lennox International, Inc.	264	23,475
Norcraft Cos., Inc.*	2,538	43,146
Owens Corning	11,570	370,934
Ply Gem Holdings, Inc.*	5,933	67,340
USG Corp.*	19,044	511,522
		1,440,640
Capital Markets — 3.1%
Affiliated Managers Group, Inc.(a)*	214	42,755
American Capital Ltd.*	4,168	61,811
Ameriprise Financial, Inc.	256	32,300
Ares Capital Corp.	10,850	173,492
Bank of New York Mellon Corp./The	1,316	50,956
BlackRock, Inc.	121	41,274
Charles Schwab Corp./The	12,000	344,040
E*TRADE Financial Corp.*	7,800	173,940
Evercore Partners, Inc., Class A	299	15,479
Goldman Sachs Group, Inc./The	93	17,669
Greenhill & Co., Inc.	24	1,080
Invesco Ltd.(d)	242	9,794
Lazard Ltd., Class A(a)	4,129	203,188
Northern Trust Corp.	9,766	647,486
	SHARES	VALUE
Capital Markets (continued)
Och-Ziff Capital Management Group LLC, Class A	1,270	$13,995
Oppenheimer Holdings, Inc., Class A	247	6,064
Pzena Investment Management, Inc., Class A	259	2,603
Raymond James Financial, Inc.	402	22,564
Safeguard Scientifics, Inc.(a)*	314	6,264
T Rowe Price Group, Inc.	2,500	205,225
Waddell & Reed Financial, Inc., Class A(a)	768	36,664
		2,108,643
Chemicals — 5.2%
Air Products & Chemicals, Inc.(a)	3,470	467,270
Airgas, Inc.	357	39,820
Akzo Nobel N.V.	3,864	256,684
Cabot Corp.	87	4,039
Celanese Corp.	500	29,365
Dow Chemicals Co./The(a)	2,258	111,545
Eastman Chemical Co.	4,800	387,744
Ecolab, Inc.(a)	3,680	409,326
FMC Corp.	848	48,633
Gulf Resources, Inc.*	1,827	2,448
LyondellBasell Industries N.V., Class A	134	12,279
Monsanto Co.	2,700	310,608
OMNOVA Solutions, Inc.*	12,857	90,385
Praxair, Inc.	333	41,955
Sherwin-Williams Co./The(a)(d)	1,875	430,425
Syngenta AG (ADR)	116	7,192
W.R. Grace & Co.(a)*	8,279	783,193
Westlake Chemical Corp.(a)	700	49,385
		3,482,296
Commercial Services & Supplies — 1.3%
Cintas Corp.	910	66,648
Ennis, Inc.	1,264	18,745
KAR Auction Services, Inc.	1,750	53,130
Pitney Bowes, Inc.(d)	779	19,272
Progressive Waste Solutions Ltd.	5,572	162,870
R.R. Donnelley & Sons Co.	8,625	150,506
Tyco International Ltd.	8,906	382,335
		853,506

See Accompanying Notes to the Financial Statements.

56

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Communications Equipment — 0.2%
Alcatel-Lucent (ADR)*	3,423	$10,269
Black Box Corp.	630	13,854
Calix, Inc.*	776	8,389
ClearOne, Inc.(a)*	610	5,966
Extreme Networks, Inc.*	2,211	7,937
F5 Networks, Inc.*	221	27,179
Harris Corp.	534	37,166
Juniper Networks, Inc.	197	4,151
Polycom, Inc.(d)*	892	11,667
Silicom Ltd.(a)	140	4,680
Zhone Technologies, Inc.(a)*	5,245	11,959
		143,217
Construction & Engineering — 1.1%
Fluor Corp.	212	14,064
Granite Construction, Inc.	1,434	52,929
Great Lakes Dredge & Dock Corp.*	23,808	166,418
KBR, Inc.	855	16,313
Quanta Services, Inc.(d)*	14,561	496,239
Tutor Perini Corp.(a)*	393	11,008
		756,971
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	1,900	222,148
Vulcan Materials Co.(a)	816	50,355
		272,503
Consumer Finance — 1.2%
Ally Financial, Inc.(d)*	4,329	98,268
American Express Co.	89	8,006
Capital One Financial Corp.	200	16,554
Consumer Portfolio Services, Inc.*	1,784	12,595
Encore Capital Group, Inc.*	904	41,141
Ezcorp, Inc., Class A*	1,496	16,875
JG Wentworth Co.*	8,185	91,017
Nelnet, Inc., Class A(d)	718	34,170
Regional Management Corp.*	2,170	25,302
Santander Consumer USA Holdings, Inc.	23,800	440,300
		784,228
Containers & Packaging — 2.2%
Avery Dennison Corp.	608	28,485
Crown Holdings, Inc.*	240	11,503
Graphic Packaging Holding Co.*	39,483	478,929
	SHARES	VALUE
Containers & Packaging (continued)
Greif, Inc., Class A	1,773	$78,118
MeadWestvaco Corp.	258	11,396
Packaging Corp of America	785	56,583
Rock Tenn Co., Class A(a)	10,967	560,962
Sealed Air Corp.(a)	422	15,297
Sonoco Products Co.(d)	5,825	238,068
		1,479,341
Distributors — 0.0%†
LKQ Corp.*	502	14,342
Diversified Consumer Services — 0.5%
H&R Block, Inc.	10,411	336,379
Steiner Leisure Ltd.(a)*	197	8,310
		344,689
Diversified Financial Services — 2.0%
CME Group, Inc.	3,813	319,568
Intercontinental Exchange, Inc.	245	51,031
Leucadia National Corp.	8,973	213,378
Marlin Business Services Corp.	380	8,033
Moody’s Corp.(a)	4,098	406,645
Rescap Liquidating Trust*	13,687	217,623
Voya Financial, Inc.(a)	2,500	98,125
		1,314,403
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	1,305	54,132
Verizon Communications, Inc.	1,001	50,300
Vonage Holdings Corp.(a)*	11,654	40,556
		144,988
Electric Utilities — 1.7%
Cia Energetica de Minas Gerais (ADR)	883	5,104
Edison International	799	50,001
Entergy Corp.	476	39,993
FirstEnergy Corp.	288	10,754
NextEra Energy, Inc.	5,668	568,047
OGE Energy Corp.	10,903	406,573
PPL Corp.	1,435	50,211
		1,130,683
Electrical Equipment — 0.8%
ABB Ltd. (ADR)*	1,000	21,940
Acuity Brands, Inc.	262	36,531
AMETEK, Inc.(a)	563	29,360
Emerson Electric Co.	941	60,281

See Accompanying Notes to the Financial Statements.

57

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Electrical Equipment (continued)
EnerSys	4,990	$313,372
General Cable Corp.	667	9,451
PowerSecure International, Inc.(a)*	618	6,903
Regal-Beloit Corp.	687	48,756
		526,594
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A(a)	892	45,117
Arrow Electronics, Inc.*	196	11,145
Avnet, Inc.	374	16,175
Checkpoint Systems, Inc.(a)*	488	6,471
FEI Co.	3	253
Flextronics International Ltd.*	2,305	24,710
FLIR Systems, Inc.	720	24,142
Ingram Micro, Inc., Class A*	497	13,339
IPG Photonics Corp.(a)*	172	12,626
Jabil Circuit, Inc.	1,026	21,495
Methode Electronics, Inc.	353	13,901
Netlist, Inc.(a)(d)*	6,828	6,231
TE Connectivity Ltd.	217	13,265
Tech Data Corp.(a)*	138	8,241
Trimble Navigation Ltd.(a)*	481	12,920
Zebra Technologies Corp., Class A(a)*	485	35,769
		265,800
Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc.*	210	8,536
Baker Hughes, Inc.	1,100	58,256
Bristow Group, Inc.	211	15,593
Cameron International Corp.*	6,555	390,350
CARBO Ceramics, Inc.	952	49,190
Dril-Quip, Inc.*	323	29,054
Ensco plc, Class A	866	35,151
FMC Technologies, Inc.*	574	32,167
Halliburton Co.	2,357	129,965
Helmerich & Payne, Inc.	800	69,456
Hornbeck Offshore Services, Inc.*	14,367	440,492
Nabors Industries Ltd.	2,674	47,731
National Oilwell Varco, Inc.	509	36,974
Noble Corp. plc	4,637	97,006
Ocean Rig UDW, Inc.	32,785	450,794
Paragon Offshore plc*	749	3,648
Rowan Cos. plc, Class A	1,063	25,799
	SHARES	VALUE
Energy Equipment & Services (continued)
Seadrill Ltd.	1,928	$44,344
Superior Energy Services, Inc.	3,882	97,632
Vantage Drilling Co.(a)*	50,995	49,338
Weatherford International plc*	3,900	64,038
		2,175,514
Food & Staples Retailing — 1.0%
Andersons, Inc./The(a)	132	8,412
Casey’s General Stores, Inc.	121	9,906
Cia Brasileira de Distribuicao (ADR)	608	25,414
Costco Wholesale Corp.(a)	2,901	386,906
CVS Health Corp.	197	16,905
Kroger Co./The(d)	1,908	106,295
Pantry, Inc./The*	1,716	44,221
SpartanNash Co.(a)	1,192	26,713
Sysco Corp.	535	20,619
Wal-Mart Stores, Inc.(a)	654	49,881
		695,272
Food Products — 3.2%
Archer-Daniels-Midland Co.	2,700	126,900
Bunge Ltd.	585	51,860
Campbell Soup Co.	8,500	375,445
Chocoladefabriken Lindt & Sprungli AG	6	359,352
Darling Ingredients, Inc.*	520	9,152
Hershey Co./The	365	35,007
Hormel Foods Corp.	367	19,785
Ingredion, Inc.	600	46,350
John B Sanfilippo & Son, Inc.(a)	264	9,808
Kellogg Co.	5,700	364,572
Keurig Green Mountain, Inc.	333	50,533
McCormick & Co., Inc./MD	61	4,314
Mead Johnson Nutrition Co.	1,182	117,384
Pilgrim’s Pride Corp.*	1,600	45,456
Post Holdings, Inc.*	2,284	85,650
Tyson Foods, Inc., Class A(a)	7,100	286,485
Unilever plc (ADR)(a)	136	5,471
WhiteWave Foods Co./The(a)*	4,300	160,089
		2,153,613
Gas Utilities — 0.0%†
Questar Corp.	593	14,297
UGI Corp.(a)	268	10,101
		24,398

See Accompanying Notes to the Financial Statements.

58

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Health Care Equipment & Supplies — 2.8%
Alere, Inc.*	9,415	$376,318
Becton Dickinson and Co.(a)	2,997	385,714
Boston Scientific Corp.*	2,932	38,937
Cooper Cos., Inc./The	238	39,008
Covidien plc	1,285	118,786
CR Bard, Inc.	310	50,831
Cyberonics, Inc.*	139	7,298
Edwards Lifesciences Corp.*	312	37,727
Fonar Corp.*	873	11,017
Greatbatch, Inc.*	479	24,041
Haemonetics Corp.*	4,600	173,512
Intuitive Surgical, Inc.*	63	31,235
Medtronic, Inc.(a)(d)	6,587	448,970
NuVasive, Inc.*	609	24,908
Synergetics USA, Inc.(a)*	2,242	7,959
Trinity Biotech plc (ADR)(a)	4,423	76,960
Varian Medical Systems, Inc.(a)*	603	50,724
		1,903,945
Health Care Providers & Services — 1.8%
Addus HomeCare Corp.*	2,094	41,608
Aetna, Inc.	1,000	82,510
Alliance HealthCare Services, Inc.*	264	6,370
Almost Family, Inc.(a)*	244	7,183
AmerisourceBergen Corp.	589	50,306
BioScrip, Inc.*	1,272	8,217
Cardinal Health, Inc.	639	50,149
Centene Corp.*	555	51,432
Cigna Corp.	500	49,785
Civitas Solutions, Inc.*	2,825	45,709
Community Health Systems, Inc.*	912	50,133
Envision Healthcare Holdings, Inc.*	653	22,822
HCA Holdings, Inc.*	600	42,030
Health Net, Inc./CA*	360	17,104
Healthways, Inc.*	1,190	18,445
Laboratory Corp of America Holdings*	423	46,230
LifePoint Hospitals, Inc.*	471	32,970
McKesson Corp.	245	49,835
Omnicare, Inc.	2	133
Patterson Cos., Inc.	955	41,170
Providence Service Corp./The(a)*	1,207	53,325
Skilled Healthcare Group, Inc., Class A(a)*	2,444	16,937

	SHARES	VALUE
Health Care Providers & Services (continued)
Tenet Healthcare Corp.*	499	$27,969
UnitedHealth Group, Inc.(a)	1,664	158,097
Universal Health Services, Inc., Class B(a)(d)	787	81,620
WellPoint, Inc.(d)	1,105	139,992
		1,192,081
Health Care Technology — 0.1%
Icad, Inc.*	4,856	54,630
Quality Systems, Inc.	299	4,518
		59,148
Hotels, Restaurants & Leisure — 2.6%
Buffalo Wild Wings, Inc.(a)*	1,487	221,979
Century Casinos, Inc.(a)*	1,436	7,812
Chipotle Mexican Grill, Inc.*	77	49,126
Darden Restaurants, Inc.	100	5,178
Domino’s Pizza, Inc.(a)	4,555	404,439
Jack in the Box, Inc.	502	35,662
Las Vegas Sands Corp.	193	12,016
Life Time Fitness, Inc.*	642	35,804
McDonald’s Corp.(a)	1,592	149,218
Pinnacle Entertainment, Inc.*	61	1,563
RCI Hospitality Holdings, Inc.*	1,297	15,434
Ruth’s Hospitality Group, Inc.	1,026	12,486
Speedway Motorsports, Inc.(a)	668	13,073
Starbucks Corp.	646	48,812
Texas Roadhouse, Inc.(a)	1,149	33,172
Vail Resorts, Inc.(a)	53	4,577
Wyndham Worldwide Corp.(a)	5,463	424,311
Wynn Resorts Ltd.(a)	1,446	274,755
		1,749,417
Household Durables — 1.0%
Helen of Troy Ltd.*	460	28,451
Hooker Furniture Corp.	1,213	18,547
Jarden Corp.*	4,020	261,662
KB Home	973	15,315
La-Z-Boy, Inc.	920	21,031
Tupperware Brands Corp.	369	23,524
Turtle Beach Corp.(a)*	476	2,751
Whirlpool Corp.(a)(d)	1,873	322,249
		693,530
Household Products — 0.1%
Central Garden and Pet Co.*	5,539	44,201
Energizer Holdings, Inc.	297	36,427
		80,628

See Accompanying Notes to the Financial Statements.

59

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Independent Power and Renewable Electricity Producers — 0.0%†
Dynegy, Inc.*	488	$14,884
Industrial Conglomerates — 0.7%
3M Co.	65	9,995
Carlisle Cos., Inc.	662	58,838
Danaher Corp.(a)	4,499	361,720
Koninklijke Philips N.V. (NYRS)	313	8,745
Roper Industries, Inc.	282	44,641
		483,939
Insurance — 1.4%
ACE Ltd.	356	38,911
Allied World Assurance Co. Holdings AG	89	3,382
American Financial Group, Inc./OH(a)	197	11,787
American International Group, Inc.	700	37,499
Arch Capital Group Ltd.(a)*	412	23,204
Assured Guaranty Ltd.(a)	506	11,679
Axis Capital Holdings Ltd.(d)	296	14,250
Cincinnati Financial Corp.	452	22,812
Crawford & Co., Class A	915	8,070
Everest Re Group Ltd.	71	12,116
HCI Group, Inc.	183	9,304
Health Insurance Innovations, Inc., Class A*	10	101
Lincoln National Corp.	1,444	79,074
Loews Corp.	17	741
Maiden Holdings Ltd.	2,060	24,617
MetLife, Inc.(d)	1,539	83,475
National Western Life Insurance Co., Class A	78	21,138
PartnerRe Ltd.	460	53,217
Progressive Corp./The	1,169	30,873
Prudential Financial, Inc.	1,508	133,518
Reinsurance Group of America, Inc.	1,594	134,295
StanCorp Financial Group, Inc.(d)	100	6,956
Travelers Cos., Inc./The	499	50,299
Unum Group	2,500	83,650
Validus Holdings Ltd.(a)	363	14,440
		909,408
Internet & Catalog Retail — 0.2%
Ctrip.com International Ltd. (ADR)*	872	50,838
Expedia, Inc.	422	35,857
	SHARES	VALUE
Internet & Catalog Retail (continued)
Liberty Interactive Corp., Class A*	889	$23,238
Priceline Group, Inc./The*	1	1,220
		111,153
Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	365	22,009
Alibaba Group Holding Ltd. (ADR)*	4,294	423,388
Baidu, Inc. (ADR)*	210	50,142
eBay, Inc.*	527	27,667
Global Eagle Entertainment, Inc.*	883	10,799
Google, Inc., Class A(a)*	147	83,477
IAC/InterActiveCorp	746	50,497
Perion Network Ltd.*	3,286	18,073
SINA Corp./China*	1,245	51,008
Yahoo!, Inc.(a)*	7,118	327,784
		1,064,844
IT Services — 1.9%
Acxiom Corp.(a)*	763	14,375
Alliance Data Systems Corp.*	34	9,634
Amdocs Ltd.(a)	2,174	103,352
Broadridge Financial Solutions, Inc.	421	18,495
CACI International, Inc., Class A*	17	1,399
Cognizant Technology Solutions Corp., Class A*	782	38,201
Computer Sciences Corp.	1,300	78,520
EPAM Systems, Inc.*	835	39,863
Euronet Worldwide, Inc.*	138	7,406
Fidelity National Information Services, Inc.	871	50,858
Fiserv, Inc.*	714	49,609
FleetCor Technologies, Inc.(a)*	1,945	292,839
Global Payments, Inc.	626	50,393
Jack Henry & Associates, Inc.	212	12,682
MasterCard, Inc., Class A(a)	4,515	378,131
MAXIMUS, Inc.(d)	76	3,683
Newtek Business Services, Inc.*	385	5,426
Planet Payment, Inc.*	3,596	6,077
Sykes Enterprises, Inc.(a)*	723	15,573
Total System Services, Inc.(a)	695	23,484
VeriFone Systems, Inc.(a)*	351	13,078
Western Union Co./The	2,500	42,400

See Accompanying Notes to the Financial Statements.

60

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
IT Services (continued)
WEX, Inc.(a)*	99	$11,242
WidePoint Corp.(a)*	2,272	3,544
Xerox Corp.(a)	2,900	38,512
		1,308,776
Leisure Products — 0.2%
Mattel, Inc.	1,622	50,395
Polaris Industries, Inc.	336	50,689
Summer Infant, Inc.(a)*	504	1,709
		102,793
Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	278	17,558
Covance, Inc.*	814	65,039
ICON plc*	566	29,777
Illumina, Inc.*	258	49,686
Thermo Fisher Scientific, Inc.(a)	2,226	261,711
Waters Corp.(a)*	280	31,024
		454,795
Machinery — 2.8%
Actuant Corp., Class A	11	349
Barnes Group, Inc.	325	11,882
Briggs & Stratton Corp.	6,857	138,580
Caterpillar, Inc.	500	50,705
Chart Industries, Inc.*	1,331	61,958
Crane Co.	412	25,688
Dover Corp.	628	49,888
Flowserve Corp.(a)	1,477	100,421
FreightCar America, Inc.	889	29,310
IDEX Corp.	412	30,863
Illinois Tool Works, Inc.	113	10,289
Ingersoll-Rand plc	110	6,888
MFRI, Inc.(a)*	438	3,995
Middleby Corp./The*	306	27,081
Mueller Water Products, Inc., Class A(d)	5,927	58,499
Pall Corp.(a)	3,815	348,767
Pentair plc	20	1,341
Stanley Black & Decker, Inc.	543	50,846
Timken Co./The(a)	7,329	315,074
Toro Co./The(a)	4,879	301,181
Trinity Industries, Inc.	5,400	192,834
Wabash National Corp.*	278	2,863
WABCO Holdings, Inc.(a)*	502	48,885
Wabtec Corp.(a)	339	29,256
Woodward, Inc.(a)	12	615
Xerium Technologies, Inc.(a)*	899	13,413
		1,911,471
	SHARES	VALUE
Marine — 0.0%†
Safe Bulkers, Inc.(a)	874	$4,667
Media — 4.1%
CBS Corp., Class B(a)	6,281	340,556
Cogeco Cable, Inc.	1,738	94,776
Comcast Corp., Class A(a)	9,817	543,140
Cumulus Media, Inc., Class A*	2,015	7,778
Discovery Communications, Inc., Class A*	1,342	47,440
DISH Network Corp., Class A(a)*	9,558	608,366
Gannett Co., Inc.	1,000	31,500
Grupo Televisa SAB (ADR)	1,407	50,849
Liberty Global plc(a)*	3,456	153,688
Liberty Global plc, Class A*	3,574	162,510
MDC Partners, Inc., Class A(d)	2,271	47,010
Time Warner, Inc.	3,000	238,410
Viacom, Inc., Class B(a)	230	16,716
Walt Disney Co./The(a)	4,300	392,934
		2,735,673
Metals & Mining — 0.7%
Alcoa, Inc.(a)	4,739	79,426
ArcelorMittal (NYRS)	2,700	35,532
Century Aluminum Co.*	1,269	37,156
Compass Minerals International, Inc.	131	11,224
Freeport-McMoRan, Inc.	3,624	103,284
Nevsun Resources Ltd.	1,093	3,705
Nucor Corp.	942	50,925
POSCO (ADR)(d)	80	5,725
Steel Dynamics, Inc.(d)	2,322	53,429
Taseko Mines Ltd.*	5,456	7,202
United States Steel Corp.(a)	1,647	65,946
		453,554
Multiline Retail — 1.1%
Big Lots, Inc.	72	3,287
Dillard’s, Inc., Class A	227	24,007
Dollar General Corp.(a)*	6,925	433,990
Dollar Tree, Inc.*	1,682	101,879
Kohl’s Corp.	1,057	57,311
Macy’s, Inc.	500	28,910
Target Corp.	970	59,965
		709,349

See Accompanying Notes to the Financial Statements.

61

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Multi-Utilities — 2.3%
Ameren Corp.(a)	328	$13,888
Dominion Resources, Inc.	9,698	691,467
DTE Energy Co.	609	50,035
MDU Resources Group, Inc.(d)	126	3,551
NiSource, Inc.	487	20,483
PG&E Corp.	1,003	50,471
Sempra Energy	6,452	709,720
Vectren Corp.(a)	59	2,652
		1,542,267
Oil, Gas & Consumable Fuels — 4.4%
Aegean Marine Petroleum Network, Inc.(a)	4,224	35,693
Anadarko Petroleum Corp.	247	22,670
Apache Corp.	6,759	521,795
Bellatrix Exploration Ltd.(a)*	539	2,506
Cheniere Energy, Inc.(a)*	2,303	172,725
Chevron Corp.	113	13,554
Cimarex Energy Co.	455	51,720
Cobalt International Energy, Inc.(a)(d)*	2,825	33,081
Concho Resources, Inc.*	250	27,257
CONSOL Energy, Inc.	847	31,170
Continental Resources, Inc./OK*	472	26,607
Cosan Ltd., Class A(d)	841	8,906
Devon Energy Corp.	1,357	81,420
Dynagas LNG Partners LP	419	9,226
Gastar Exploration, Inc.*	3,046	12,184
Gran Tierra Energy, Inc.*	11,116	50,689
Green Plains, Inc.	344	11,765
Halcon Resources Corp.*	20,263	63,018
Hess Corp.	5,501	466,540
HollyFrontier Corp.	200	9,076
Ithaca Energy, Inc.*	10,014	12,795
Kinder Morgan, Inc.	10,900	421,830
Marathon Petroleum Corp.	600	54,540
Midstates Petroleum Co., Inc.*	8,380	24,889
Murphy Oil Corp.	933	49,813
Newfield Exploration Co.*	1,492	48,654
Oasis Petroleum, Inc.*	1,702	50,992
PBF Energy, Inc., Class A	739	19,266
Peabody Energy Corp.(d)	2,039	21,267
Phillips 66	1,000	78,500
Pioneer Natural Resources Co.	269	50,857
Rosetta Resources, Inc.(d)*	648	24,643
Royal Dutch Shell plc (ADR)(d)	487	34,962
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp.*	613	$15,018
Tesoro Corp.	600	42,846
Valero Energy Corp.(a)	100	5,009
Vertex Energy, Inc.(a)*	3,539	22,366
Whiting Petroleum Corp.(a)*	843	51,625
Williams Cos., Inc./The(a)	4,365	242,301
		2,923,775
Paper & Forest Products — 0.0%†
Domtar Corp.	383	15,730
Personal Products — 0.0%†
MusclePharm Corp.*	658	8,521
Pharmaceuticals — 2.7%
AbbVie, Inc.	1,200	76,152
Actavis plc(a)*	3,390	822,889
Allergan, Inc.	1,648	313,219
Eli Lilly & Co.	948	62,881
Endo International plc(d)*	34	2,275
GlaxoSmithKline plc (ADR)	662	30,114
Hospira, Inc.*	295	15,841
Johnson & Johnson(d)	711	76,632
Merck & Co., Inc.	900	52,146
Novartis AG (ADR)	543	50,331
Novo Nordisk A/S (ADR)	339	15,316
Perrigo Co. plc	309	49,888
POZEN, Inc.*	1,609	14,594
Salix Pharmaceuticals Ltd.*	751	108,031
Supernus Pharmaceuticals, Inc.(a)*	4,946	39,716
Teva Pharmaceutical Industries Ltd. (ADR)	885	49,976
Valeant Pharmaceuticals International, Inc.*	24	3,193
		1,783,194
Professional Services — 0.8%
Equifax, Inc.	559	42,339
Manpowergroup, Inc.	1,557	103,930
Nielsen N.V.(a)	8,021	340,812
On Assignment, Inc.*	450	13,095
Robert Half International, Inc.	929	50,890
TrueBlue, Inc.(a)*	569	14,066
		565,132
Real Estate Investment Trusts (REITs) — 1.4%
Ashford Hospitality Trust, Inc.(a)	603	6,814
Cherry Hill Mortgage Investment Corp.	1,380	25,696

See Accompanying Notes to the Financial Statements.

62

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Geo Group, Inc./The	11,009	$439,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,249	31,441
Iron Mountain, Inc.	6,100	220,027
New Residential Investment Corp.(d)	1,542	19,090
Newcastle Investment Corp.	4,803	115,992
Preferred Apartment Communities, Inc.	2,622	22,287
RAIT Financial Trust	5,673	41,583
		922,630
Real Estate Management & Development — 0.1%
Brookfield Asset Management, Inc., Class A	37	1,812
Jones Lang LaSalle, Inc.(d)	704	95,188
		97,000
Road & Rail — 1.6%
Canadian National Railway Co.	344	24,280
Canadian Pacific Railway Ltd.	154	31,983
Hertz Global Holdings, Inc.(a)*	7,407	162,361
Kansas City Southern	413	50,712
Quality Distribution, Inc.*	20,769	269,166
Roadrunner Transportation Systems, Inc.*	726	14,963
Union Pacific Corp.(a)	4,328	503,996
		1,057,461
Semiconductors & Semiconductor Equipment — 1.7%
Altera Corp.	1,035	35,573
Analog Devices, Inc.	1,056	52,399
ARM Holdings plc (ADR)(a)	16	683
ASML Holding N.V. (NYRS)	178	17,743
Atmel Corp.*	992	7,361
Avago Technologies Ltd.	102	8,797
Broadcom Corp., Class A	1,228	51,429
Freescale Semiconductor Ltd.*	6,300	125,307
Integrated Device Technology, Inc.*	633	10,387
Intel Corp.	3,200	108,832
Lam Research Corp.	657	51,154
Marvell Technology Group Ltd.	6,747	90,680
Micron Technology, Inc.*	500	16,545
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductor N.V.(a)*	6,377	$437,845
RF Micro Devices, Inc.*	991	12,893
Silicon Laboratories, Inc.*	173	7,887
Skyworks Solutions, Inc.(a)	306	17,821
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)(d)	86	1,894
Texas Instruments, Inc.	1,030	51,150
Ultra Clean Holdings, Inc.(a)*	1,046	9,184
Xcerra Corp.(a)*	2,253	19,128
Xilinx, Inc.(a)	159	7,072
		1,141,764
Software — 0.9%
Activision Blizzard, Inc.	2,600	51,870
ANSYS, Inc.(a)*	414	32,524
Aspen Technology, Inc.(d)*	974	35,970
Check Point Software Technologies Ltd.*	544	40,392
Citrix Systems, Inc.*	757	48,622
CommVault Systems, Inc.*	582	25,806
Electronic Arts, Inc.*	600	24,582
ePlus, Inc.*	138	8,428
Fortinet, Inc.*	510	13,285
Informatica Corp.*	736	26,246
Microsoft Corp.	2,000	93,900
Monitise plc*	15,283	8,100
Net 1 UEPS Technologies, Inc.(d)*	2,527	32,194
NetSuite, Inc.*	470	51,070
Solera Holdings, Inc.	646	33,560
Synopsys, Inc.*	363	14,876
TeleCommunication Systems, Inc., Class A(a)*	1,813	5,221
Telenav, Inc.(a)*	704	5,083
TiVo, Inc.*	692	9,030
Tyler Technologies, Inc.(d)*	88	9,849
VMware, Inc., Class A*	310	25,907
Vringo, Inc.*	2,969	3,058
		599,573
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(a)	1,358	45,466
Advance Auto Parts, Inc.(a)	2,140	314,495
AutoZone, Inc.(a)(d)*	533	295,026
Bed Bath & Beyond, Inc.(d)*	918	61,818

See Accompanying Notes to the Financial Statements.

63

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Specialty Retail (continued)
Best Buy Co., Inc.(a)(d)	8,709	$297,325
CST Brands, Inc.(a)	2,900	110,925
DSW, Inc., Class A	1,045	30,984
Five Below, Inc.*	377	15,031
Foot Locker, Inc.	895	50,129
GameStop Corp., Class A	8	342
hhgregg, Inc.*	200	1,036
Home Depot, Inc./The(a)	3,449	336,347
L Brands, Inc.	20	1,442
Lowe’s Cos., Inc.	5,100	291,720
Lumber Liquidators Holdings, Inc.(d)*	64	3,441
Men’s Wearhouse, Inc./The	59	2,775
Office Depot, Inc.*	6,148	32,093
O’Reilly Automotive, Inc.*	265	46,608
Pep Boys-Manny Moe & Jack/The*	19,941	190,038
PetSmart, Inc.	4,606	333,244
Pier 1 Imports, Inc.	2,138	27,580
Signet Jewelers Ltd.(a)	2,116	253,941
Sonic Automotive, Inc., Class A	252	6,272
Tiffany & Co.(a)	2,425	233,091
TJX Cos., Inc./The	675	42,741
TravelCenters of America LLC(a)*	2,817	27,269
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	414	50,015
Williams-Sonoma, Inc.(a)(d)	777	50,528
		3,151,722
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	1,288	139,104
EMC Corp.	11,156	320,512
Hewlett-Packard Co.	1,400	50,232
Lexmark International, Inc., Class A	272	11,739
NetApp, Inc.	1,126	48,193
Quantum Corp.*	26,524	33,951
Seagate Technology plc	400	25,132
Stratasys Ltd.*	36	4,333
Super Micro Computer, Inc.(a)*	221	7,063
Western Digital Corp.(d)	500	49,185
		689,444
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	633	49,456
Hanesbrands, Inc.	468	49,426
	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Hermes International	97	$30,036
Kate Spade & Co.*	1,505	40,831
NIKE, Inc., Class B	1,600	148,752
PVH Corp.	435	49,742
Ralph Lauren Corp.	14	2,308
Under Armour, Inc., Class A*	714	46,824
		417,375
Thrifts & Mortgage Finance — 0.1%
Federal Agricultural Mortgage Corp., Class C	660	21,978
Meta Financial Group, Inc.	8	300
MGIC Investment Corp.*	2,957	26,376
Ocwen Financial Corp.*	353	8,317
Stonegate Mortgage Corp.(a)*	2,538	36,700
		93,671
Trading Companies & Distributors — 0.1%
AerCap Holdings N.V.(d)*	447	19,373
Aircastle Ltd.	450	8,586
Fly Leasing Ltd. (ADR)	1,203	14,893
MRC Global, Inc.(d)*	276	5,804
MSC Industrial Direct Co., Inc., Class A	117	9,474
WW Grainger, Inc.	137	33,812
		91,942
Transportation Infrastructure — 0.1%
BBA Aviation plc	9,815	55,535
Water Utilities — 0.0%†
American Water Works Co., Inc.(a)	233	12,435
Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (ADR)	821	50,976
Mobile Telesystems OJSC (ADR)	1,853	26,498
SBA Communications Corp., Class A*	437	49,088
SK Telecom Co., Ltd. (ADR)	654	18,174
Telephone & Data Systems, Inc.	320	8,205
Tim Participacoes S.A. (ADR)(a)	4,644	127,803
		280,744
TOTAL COMMON STOCKS (cost $57,050,043)		59,077,711

See Accompanying Notes to the Financial Statements.

64

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
EXCHANGE TRADED FUNDS — 0.0%†
Market Vectors Gold Miners ETF(a)	570	$9,810
TOTAL EXCHANGE TRADED FUNDS (cost $13,732)		9,810
MUTUAL FUNDS — 0.1%
Eaton Vance Municipal Income Term Trust	454	7,990
Nuveen Dividend Advantage Municipal Fund 3	1,476	20,369
Nuveen Dividend Advantage Municipal Income Fund	1,358	19,216
TOTAL MUTUAL FUNDS (cost $47,954)		47,575

	PRINCIPAL AMOUNT
CORPORATE BONDS — 6.9%

Automobiles — 0.4%
General Motors Co. 6.25%, 10/2/2043	$225,000	268,875
Chemicals — 0.6%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/2018	245,000	243,469
9.00%, 11/15/2020	160,000	147,600
		391,069
Diversified Consumer Services — 0.0%†
Cleveland Clinic Foundation/The 4.86%, 1/1/2114	38,000	37,871
Diversified Telecommunication Services — 0.6%
Altice Finco S.A. 8.13%, 1/15/2024(b)	193,000	203,133
Telecom Italia S.p.A. 5.30%, 5/30/2024(a)(b)	98,000	99,208
Wind Acquisition Finance S.A. 4.75%, 7/15/2020(a)(b)	93,000	91,140
		393,481
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(c)	485,000	43,650
	PRINCIPAL AMOUNT	VALUE
Energy Equipment & Services — 0.3%
Hornbeck Offshore Services, Inc. 1.50%, 9/1/2019(a)	$250,000	$234,337
Gas Utilities — 0.4%
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/2021(a)	150,000	152,438
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(b)	91,000	101,516
		253,954
Health Care Providers & Services — 0.9%
Children’s Hospital Medical Center 4.27%, 5/15/2044	28,000	28,039
Dignity Health 5.27%, 11/1/2064	42,000	42,727
Gentiva Health Services, Inc. 11.50%, 9/1/2018	142,000	152,827
inVentiv Health, Inc.
10.00%, 8/15/2018 PIK(a)(b)	290,000	262,450
1.00%, 8/15/2018(b)	33,000	23,595
11.00%, 8/15/2018(b)	170,000	121,550
		631,188
Hotels, Restaurants & Leisure — 0.0%†
Ruby Tuesday, Inc. 7.63%, 5/15/2020	28,000	27,755
Machinery — 0.9%
Chart Industries, Inc. 2.00%, 8/1/2018	250,000	266,357
Meritor, Inc. 7.87%, 3/1/2026	250,000	368,438
		634,795
Media — 0.3%
Postmedia Network, Inc. 12.50%, 7/15/2018	195,000	205,959
Oil, Gas & Consumable Fuels — 0.5%
Cimarex Energy Co. 4.38%, 6/1/2024	77,000	78,636
Dynagas LNG Partners LP/Dynagas Finance, Inc. 6.25%, 10/30/2019	42,000	41,580

See Accompanying Notes to the Financial Statements.

65

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.
5.00%, 3/15/2019	$90,000	$93,600
5.75%, 3/15/2021	125,000	132,500
		346,316
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020	257,000	246,720
Software — 0.8%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(a)	519,000	530,678
Specialty Retail — 0.5%
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 PIK(b)	325,000	313,625
Trading Companies & Distributors — 0.2%
HD Supply, Inc. 11.50%, 7/15/2020	90,000	105,300
TOTAL CORPORATE BONDS (cost $4,776,285)		4,665,573
MUNICIPAL BONDS — 3.4%

Alabama — 0.1%
City of Birmingham, Series B,
3.25%, 3/1/2031	15,000	14,393
3.375%, 3/1/2032	20,000	19,373
		33,766
Arizona — 0.4%
La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services, 7.00%, 3/1/2034(a)	290,000	288,475
Arkansas — 0.0%†
Arkansas Tech University Housing System, Revenue Bonds, 3.63%, 5/1/2039	5,000	4,811
	PRINCIPAL AMOUNT	VALUE
Arkansas (continued)
Arkansas Tech University Student Fee, Revenue Bonds, Series A, 3.63%, 5/1/2039	$15,000	$14,433
		19,244
California — 0.3%
Cotati-Rohnert Park Unified School District, Election of 2014, Series A, 4.00%, 8/1/2049	50,000	50,311
Jefferson Elementary School District, San Mateo County, Election of 2012, Series B, 4.00%, 9/1/2039	55,000	55,555
Rincon Valley Union School District, Election of 2014, Series A, 3.50%, 8/1/2039	35,000	33,243
Successor Agency to the Norco Community, Tax Allocation, Redevelopment Project Area No. 1, 3.25%, 3/1/2028	50,000	49,963
		189,072
Colorado — 0.0%†
Colorado Educational and Cultural Facilities Authority, Charter School, Independence Academy Project, Revenue Bonds, 4.15%, 9/1/2044	20,000	19,914
Florida — 0.2%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Revenue Bonds, Series A, 4.00%, 12/1/2044	10,000	9,828
City of Miami Gardens, 5.00%, 7/1/2039	115,000	128,688

See Accompanying Notes to the Financial Statements.

66

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Florida (continued)
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds, 3.63%, 10/1/2035	$10,000	$9,851
		148,367
Georgia — 0.0%†
Private Colleges and Universities Authority, The Savannah College of Art and Design Projects, Revenue Bonds, 4.00%, 4/1/2032	10,000	10,087
Richmond County, Georgia Regents University Academic Research Center Project, Revenue Bonds, 3.13%, 12/15/2030	5,000	4,931
		15,018
Illinois — 0.1%
Cook County Community College District 504 (Triton), General Obligation Alternate Revenue Source Bonds, 3.50%, 6/1/2033	30,000	29,502
Illinois Educational Facilities Authority, Adjustable Medium Term, Field Museum of Natural History, Revenue Bonds, 4.50%, 11/1/2036	30,000	30,012
		59,514
Indiana — 0.1%
Indiana Finance Authority Hospital, Major Hospital Project, Revenue Bonds, 4.25%, 10/1/2034	15,000	14,920
	PRINCIPAL AMOUNT	VALUE
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, 4.00%, 1/1/2034	$40,000	$40,227
		55,147
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project, Revenue Bonds, 3.75%, 9/1/2039	15,000	15,052
Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Bonds, 3.50%, 7/1/2033	20,000	19,904
		34,956
Maryland — 0.0%†
Maryland Health and Higher Educational Facilities Authority, Loyola University, Revenue Bonds, 3.50%, 10/1/2034	5,000	5,046
Massachusetts — 0.1%
Springfield Water & Sewer Commission, Series A,
3.50%, 7/15/2033	25,000	25,235
3.63%, 7/15/2034	35,000	35,538
		60,773
Michigan — 0.1%
Central Michigan University, Revenue Bonds, 3.50%, 10/1/2032	10,000	9,897
County of Calhoun, Limited Tax,
3.63%, 4/1/2036	15,000	15,064
3.75%, 4/1/2039	5,000	5,028

See Accompanying Notes to the Financial Statements.

67

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Michigan (continued)
Paw Paw Public Schools District, Series I, 3.75%, 5/1/2043	$40,000	$39,007
		68,996
Minnesota — 0.6%
St. Michael-Albertville, Independent School District No. 885, Series A, 3.00%, 2/1/2030	430,000	417,272
Missouri — 0.1%
Health & Education Facilities Authority, Washington University, Revenue Bonds, Series A, 4.07%, 10/15/2044	25,000	26,398
Poplar Bluff R-1 School District Lease, 4.00%, 3/1/2039	25,000	25,376
		51,774
Nebraska — 0.1%
Platte County School District No. 0001, Columbus Public Schools,
3.00%, 12/15/2031	20,000	19,116
3.50%, 12/15/2039	45,000	43,556
		62,672
New Jersey — 0.0%†
Casino Reinvestment Development Authority, Luxury Tax, Revenue Bonds,
4.00%, 11/1/2034	5,000	4,956
5.25%, 11/1/2039	5,000	5,368
New Jersey Economic Development Authority School Facilities Construction, Revenue Bonds, Series UU, 3.63%, 6/15/2032	5,000	4,886
		15,210
	PRINCIPAL AMOUNT	VALUE
New York — 0.1%
Port Authority of New York & New Jersey, One Hundred Eighty-Fifth Series, Revenue Bonds, 4.00%, 9/1/2034	$20,000	$20,699
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Revenue Bonds, Series A, 4.00%, 10/15/2032	55,000	60,124
		80,823
North Carolina — 0.2%
City of Charlotte, Storm Water Revenue Bonds, 4.00%, 12/1/2043	65,000	68,163
City of Fayetteville, Public Works Commission, Revenue Bonds, 3.50%, 3/1/2037	20,000	19,636
City of Greensboro,
3.25%, 4/1/2032	10,000	9,772
3.38%, 4/1/2034	10,000	9,704
3.75%, 4/1/2040	20,000	19,826
City of Raleigh, Series A,
4.00%, 10/1/2037	15,000	15,694
4.00%, 10/1/2038	20,000	20,806
		163,601
Ohio — 0.5%
Bethel Local School District, School Improvement, Series B, 4.00%, 11/1/2051	30,000	30,182
Brunswick City School District,
3.50%, 12/1/2029	15,000	15,079
3.75%, 12/1/2031	20,000	20,328
Cloverleaf Local School District, 3.50%, 3/1/2032	30,000	30,080
Cuyahoga County Public Library, Library Fund and Facilities, Revenue Bonds, 3.63%, 12/1/2035	50,000	49,787

See Accompanying Notes to the Financial Statements.

68

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Ohio (continued)
Euclid City School District, Classroom Facilities & School Improvement, 3.63%, 1/15/2038	$30,000	$29,000
Liberty Center Local School District, Classroom Facilities & School Improvement, 4.13%, 11/1/2051	40,000	40,446
Northwood Local School District, School Facilities Construction & Improvement, Series A, 4.00%, 7/15/2051	85,000	84,939
		299,841
Oklahoma — 0.0%†
Oklahoma Capitol Improvement Authority, State Agency Facilities, Revenue Bonds, Series C,
3.00%, 7/1/2029	10,000	9,857
3.38%, 7/1/2034	10,000	9,751
		19,608
Pennsylvania — 0.2%
Charleroi Borough Water Authority, Revenue Bonds,
3.75%, 12/1/2038	15,000	15,061
4.00%, 12/1/2040	5,000	5,063
Erie City Water Authority, Revenue Bonds, 4.00%, 12/1/2048	65,000	64,373
West View Municipal Authority, Water Revenue Bonds, 4.00%, 11/15/2043	40,000	39,559
		124,056
Texas — 0.0%†
Arlington Higher Education Finance Corp. Education, Trinity Basin Preparatory, Inc., Revenue Bonds, Series A, 4.00%, 8/15/2039	10,000	10,206
	PRINCIPAL AMOUNT	VALUE
West Virginia — 0.1%
West Virginia Hospital Finance Authority, Valley Health System Obligation Group, Revenue Bonds, 4.00%, 1/1/2034	$30,000	$30,740
West Virginia University Improvement, University Projects, Revenue Bonds, Series A, 4.00%, 10/1/2044	10,000	10,176
		40,916
TOTAL MUNICIPAL BONDS (cost $2,259,853)		2,284,267
U.S. GOVERNMENT SECURITIES — 1.0%
U.S. Treasury Bonds 3.38%, 5/15/2044	266,000	282,027
U.S. Treasury Notes
1.75%, 9/30/2019(a)	49,000	49,327
2.38%, 8/15/2024(a)	317,000	318,159
TOTAL U.S. GOVERNMENT SECURITIES (cost $662,089)		649,513

	NO. OF RIGHTS
RIGHTS — 0.0%†
Sanofi, expiring 12/31/20*	12,491	7,619
TOTAL RIGHTS (cost $6,388)		7,619

	CONTRACTS
PURCHASED OPTIONS — 0.3%

Call Options Purchased — 0.2%
American Airlines Group, Inc., 11/22/2014 @ 35*	13	8,710
Avis Budget Group, Inc., 12/20/2014 @ 50*	16	11,680
Callaway Golf Co., 11/22/2014 @ 10*	93	930
Cheniere Energy, Inc., 12/20/2014 @ 70*	12	9,720

See Accompanying Notes to the Financial Statements.

69

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	CONTRACTS	VALUE
Call Options Purchased (continued)
DISH Network Corp., 11/22/2014 @ 60*	13	$6,760
Dow Chemicals Co./The,
11/22/2014 @ 45*	24	11,160
11/22/2014 @ 50*	9	1,035
General Mills, Inc., 4/17/2015 @ 55*	40	3,160
NXP Semiconductor NV, 11/22/2014 @ 62.50*	12	8,040
Pep Boys — Manny, Moe & Jack, 1/17/2015 @ 10*	114	6,270
Ryland Group, Inc./The, 1/17/2015 @ 42*	26	650
S&P 500 Index, 11/22/2014 @ 1,940*	3	23,640
SPDR S&P 500 ETF Trust,
1/17/2015 @ 186*	25	41,750
6/30/2015 @ 225*	73	7,300
Staples, Inc., 1/17/2015 @ 14*	218	5,450
WhiteWave Foods Co./The, 1/17/2015 @ 42.50*	12	720
		146,975
Put Options Purchased — 0.1%
hhgregg, Inc.,
1/17/2015 @ 5*	1	33
1/17/2015 @ 8*	8	1,960
PetSmart, Inc., 11/22/2014 @ 67.50*	39	3,120
Powershares QQQ Trust series 1,
11/22/2014 @ 97*	252	7,308
11/22/2014 @ 98*	42	1,806
Red Hat, Inc., 1/17/2015 @ 48*	10	400
SPDR S&P 500 ETF Trust, 1/17/2015 @ 186*	25	4,175
Tenet Healthcare Corp., 1/17/2015 @ 45*	8	560
		19,362
TOTAL PURCHASED OPTIONS (premiums paid $132,996)		166,337
TOTAL INVESTMENT IN SECURITIES (cost $64,949,340)		66,908,405
	SHARES	VALUE
SECURITIES SOLD SHORT

COMMON STOCKS — (44.3%)

Aerospace & Defense — (1.1%)
B/E Aerospace, Inc.*	(104)	$(7,743)
Boeing Co./The	(306)	(38,222)
DigitalGlobe, Inc.*	(302)	(8,634)
Embraer SA (ADR)	(859)	(33,192)
General Dynamics Corp.	(193)	(26,974)
Lockheed Martin Corp.	(52)	(9,910)
Moog, Inc., Class A*	(254)	(19,441)
Northrop Grumman Corp.	(2,265)	(312,479)
Raytheon Co.	(484)	(50,278)
Rockwell Collins, Inc.	(300)	(25,245)
Spirit AeroSystems Holdings, Inc., Class A*	(2,800)	(110,152)
Textron, Inc.	(1,217)	(50,542)
United Technologies Corp.	(100)	(10,700)
		(703,512)
Air Freight & Logistics — (0.3%)
CH Robinson Worldwide, Inc.	(691)	(47,824)
Expeditors International of Washington, Inc.	(800)	(34,128)
United Parcel Service, Inc., Class B	(862)	(90,433)
		(172,385)
Airlines — (0.0%)†
American Airlines Group, Inc.	(203)	(8,394)
Hawaiian Holdings, Inc.*	(460)	(7,976)
		(16,370)
Auto Components — (0.2%)
Dorman Products, Inc.*	(664)	(30,783)
Federal-Mogul Holdings Corp.*	(992)	(15,485)
Johnson Controls, Inc.	(245)	(11,577)
Visteon Corp.*	(430)	(40,377)
		(98,222)
Automobiles — (0.2%)
Ford Motor Co.	(6,736)	(94,910)
Tesla Motors, Inc.*	(50)	(12,085)
		(106,995)
Banks — (2.6%)
Banco Bradesco S.A. (ADR)	(90)	(1,348)
Bank of America Corp.	(15,087)	(258,893)
Bank of Ireland (ADR)*	(198)	(3,166)
Bank of the Ozarks, Inc.	(408)	(14,378)
Barclays plc (ADR)	(1,025)	(15,785)

See Accompanying Notes to the Financial Statements.

70

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Banks (continued)
BB&T Corp.	(7,179)	$(271,941)
Comerica, Inc.	(2,400)	(114,576)
Commerce Bancshares, Inc./MO	(83)	(3,757)
Grupo Financiero Galicia S.A. (ADR)	(195)	(2,866)
HSBC Holdings plc (ADR)	(311)	(15,867)
ICICI Bank Ltd. (ADR)	(242)	(13,639)
ING Groep N.V. (ADR)*	(1)	(14)
Itau Unibanco Holding S.A. (ADR)	(1,047)	(15,454)
PNC Financial Services Group, Inc./The	(4,500)	(388,755)
Regions Financial Corp.	(2,612)	(25,937)
Royal Bank of Canada	(699)	(49,748)
SVB Financial Group*	(1,900)	(212,781)
Texas Capital Bancshares, Inc.*	(79)	(4,831)
Toronto-Dominion Bank./The	(97)	(4,778)
ViewPoint Financial Group, Inc.	(199)	(5,427)
Wells Fargo & Co.	(5,442)	(288,916)
Westamerica Bancorp	(1,318)	(65,030)
		(1,777,887)
Beverages — (0.3%)
Anheuser-Busch InBev N.V. (ADR)	(90)	(9,988)
Boston Beer Co., Inc./The, Class A*	(28)	(6,972)
Brown-Forman Corp., Class B	(800)	(74,136)
Coca-Cola Co./The	(1,672)	(70,023)
Constellation Brands, Inc., Class A*	(192)	(17,576)
Crimson Wine Group Ltd.*	(915)	(8,327)
Monster Beverage Corp.*	(347)	(35,005)
		(222,027)
Biotechnology — (0.6%)
Acorda Therapeutics, Inc.*	(223)	(7,765)
Alkermes plc*	(845)	(42,715)
Amgen, Inc.	(309)	(50,114)
Cepheid*	(1,493)	(79,144)
Gilead Sciences, Inc.*	(437)	(48,944)
Incyte Corp.*	(779)	(52,240)
Isis Pharmaceuticals, Inc.*	(357)	(16,443)
Pharmacyclics, Inc.*	(371)	(48,478)
	SHARES	VALUE
Biotechnology (continued)
Seattle Genetics, Inc.*	(987)	$(36,193)
Synageva BioPharma Corp.*	(123)	(9,316)
Vertex Pharmaceuticals, Inc.*	(147)	(16,558)
		(407,910)
Building Products — (0.4%)
AO Smith Corp.	(361)	(19,259)
Apogee Enterprises, Inc.	(447)	(19,623)
Armstrong World Industries, Inc.*	(620)	(30,021)
Fortune Brands Home & Security, Inc.	(814)	(35,206)
Lennox International, Inc.	(638)	(56,731)
Masonite International Corp.*	(849)	(45,897)
NCI Building Systems, Inc.*	(1,431)	(28,434)
USG Corp.*	(1,906)	(51,195)
		(286,366)
Capital Markets — (1.7%)
Charles Schwab Corp./The	(1,801)	(51,635)
Cohen & Steers, Inc.	(151)	(6,472)
Credit Suisse Group AG (ADR)*	(946)	(25,202)
Deutsche Bank AG	(9)	(282)
Federated Investors, Inc., Class B	(297)	(9,287)
Financial Engines, Inc.	(94)	(3,748)
Franklin Resources, Inc.	(204)	(11,344)
FXCM, Inc., Class A	(835)	(13,744)
Goldman Sachs Group, Inc./The	(1,600)	(303,984)
Greenhill & Co., Inc.	(701)	(31,545)
Janus Capital Group, Inc.	(3,041)	(45,585)
Legg Mason, Inc.	(484)	(25,168)
Morgan Stanley	(10,900)	(380,955)
Piper Jaffray Cos.*	(77)	(4,347)
State Street Corp.	(1,400)	(105,644)
T Rowe Price Group, Inc.	(618)	(50,732)
TD Ameritrade Holding Corp.	(1,510)	(50,947)
UBS AG*	(1,043)	(18,127)
		(1,138,748)
Chemicals — (2.8%)
Agrium, Inc.	(517)	(50,573)
Air Products & Chemicals, Inc.	(500)	(67,330)
Axiall Corp.	(171)	(6,891)
Chemtura Corp.*	(1,260)	(29,345)
Dow Chemicals Co./The	(5,600)	(276,640)
Ecolab, Inc.	(150)	(16,684)
EI du Pont de Nemours & Co.	(4,500)	(311,175)

See Accompanying Notes to the Financial Statements.

71

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Chemicals (continued)
International Flavors & Fragrances, Inc.	(39)	$(3,867)
LyondellBasell Industries N.V., Class A	(1,700)	(155,771)
Monsanto Co.	(163)	(18,752)
Mosaic Co./The	(667)	(29,555)
Olin Corp.	(2,949)	(71,484)
Potash Corp of Saskatchewan, Inc.	(1,470)	(50,230)
Praxair, Inc.	(2,300)	(289,777)
RPM International, Inc.	(1,400)	(63,420)
Sherwin-Williams Co./The	(1,500)	(344,340)
Sigma-Aldrich Corp.	(500)	(67,955)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(281)	(6,668)
Valspar Corp./The	(477)	(39,190)
		(1,899,647)
Commercial Services & Supplies — (0.3%)
Brink’s Co./The	(118)	(2,478)
Cintas Corp.	(141)	(10,327)
HNI Corp.	(577)	(26,917)
Ritchie Bros Auctioneers, Inc.	(131)	(3,195)
Stericycle, Inc.*	(800)	(100,800)
Tyco International Ltd.	(1,183)	(50,786)
		(194,503)
Communications Equipment — (0.7%)
ADTRAN, Inc.	(279)	(5,918)
ARRIS Group, Inc.*	(1,407)	(42,238)
Aruba Networks, Inc.*	(999)	(21,558)
Ciena Corp.*	(2,544)	(42,637)
Cisco Systems, Inc.	(6,274)	(153,525)
Finisar Corp.*	(1,091)	(18,242)
InterDigital, Inc.	(366)	(18,091)
Ixia*	(183)	(1,762)
JDS Uniphase Corp.*	(173)	(2,329)
Motorola Solutions, Inc.	(1,496)	(96,492)
Nokia OYJ (ADR)	(4,153)	(34,345)
QUALCOMM, Inc.	(68)	(5,339)
Telefonaktiebolaget LM Ericsson (ADR)	(924)	(10,940)
		(453,416)
Construction & Engineering — (0.6%)
AECOM Technology Corp.*	(261)	(8,495)
Chicago Bridge & Iron Co. N.V.	(925)	(50,542)
	SHARES	VALUE
Construction & Engineering (continued)
Jacobs Engineering Group, Inc.*	(4,600)	$(218,270)
MasTec, Inc.*	(945)	(27,065)
Quanta Services, Inc.*	(2,600)	(88,608)
		(392,980)
Construction Materials — (0.1%)
Cemex SAB de CV (ADR)*	(5,595)	(68,819)
Eagle Materials, Inc.	(193)	(16,874)
		(85,693)
Consumer Finance — (0.3%)
Discover Financial Services	(3,200)	(204,096)
SLM Corp.	(1,164)	(11,116)
		(215,212)
Containers & Packaging — (0.4%)
Avery Dennison Corp.	(557)	(26,095)
Ball Corp.	(1,881)	(121,193)
Bemis Co., Inc.	(184)	(7,078)
Packaging Corp of America	(1,400)	(100,912)
Rock Tenn Co., Class A	(338)	(17,289)
Sonoco Products Co.	(503)	(20,558)
		(293,125)
Diversified Consumer Services — (0.1%)
Apollo Education Group, Inc., Class A*	(843)	(24,160)
Sotheby’s	(456)	(18,085)
		(42,245)
Diversified Financial Services — (0.9%)
Berkshire Hathaway, Inc., Class B*	(328)	(45,973)
CBOE Holdings, Inc.	(692)	(40,786)
Intercontinental Exchange, Inc.	(700)	(145,803)
Moody’s Corp.	(300)	(29,769)
NASDAQ OMX Group, Inc./The	(8,022)	(347,032)
PHH Corp.*	(387)	(9,168)
		(618,531)
Diversified Telecommunication Services — (0.4%)
8x8, Inc.*	(2,132)	(16,757)
AT&T, Inc.	(1,124)	(39,160)
China Unicom Hong Kong Ltd. (ADR)	(266)	(3,985)
Frontier Communications Corp.	(18,600)	(121,644)

See Accompanying Notes to the Financial Statements.

72

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc.*	(1,101)	$(51,648)
Telefonica Brasil S.A. (ADR)	(1,004)	(20,522)
		(253,716)
Electric Utilities — (1.1%)
Cia Paranaense de Energia (ADR)	(82)	(1,156)
CPFL Energia S.A. (ADR)	(230)	(3,427)
Exelon Corp.	(1,150)	(42,079)
Hawaiian Electric Industries, Inc.	(459)	(12,925)
ITC Holdings Corp.	(400)	(15,844)
Northeast Utilities	(3,513)	(173,367)
Pinnacle West Capital Corp.	(167)	(10,265)
Portland General Electric Co.	(114)	(4,151)
Southern Co./The	(9,622)	(446,076)
		(709,290)
Electrical Equipment — (0.3%)
ABB Ltd. (ADR)*	(1,145)	(25,121)
Acuity Brands, Inc.	(200)	(27,886)
AMETEK, Inc.	(100)	(5,215)
Babcock & Wilcox Co./The	(134)	(3,833)
Emerson Electric Co.	(1,200)	(76,872)
EnerSys	(90)	(5,652)
Power Solutions International, Inc.*	(206)	(13,493)
Sensata Technologies Holding N.V.*	(267)	(13,032)
		(171,104)
Electronic Equipment, Instruments & Components — (0.2%)
Agilysys, Inc.*	(1,037)	(11,718)
Belden, Inc.	(10)	(712)
Cognex Corp.*	(135)	(5,340)
Corning, Inc.	(2,348)	(47,970)
Dolby Laboratories, Inc., Class A	(117)	(4,905)
IPG Photonics Corp.*	(58)	(4,258)
Trimble Navigation Ltd.*	(1,225)	(32,903)
Universal Display Corp.*	(504)	(15,765)
		(123,571)
Energy Equipment & Services — (1.0%)
Atwood Oceanics, Inc.*	(2,000)	(81,300)
Baker Hughes, Inc.	(607)	(32,147)
Bristow Group, Inc.	(227)	(16,775)

	SHARES	VALUE
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.	(290)	$(14,984)
Core Laboratories NV	(100)	(13,953)
Ensco plc, Class A	(1,300)	(52,767)
Exterran Holdings, Inc.	(770)	(30,284)
Gulfmark Offshore, Inc., Class A	(1,425)	(42,978)
Hornbeck Offshore Services, Inc.*	(14)	(429)
Oceaneering International, Inc.	(372)	(26,140)
Oil States International, Inc.*	(900)	(53,766)
Patterson-UTI Energy, Inc.	(170)	(3,915)
Rowan Cos. plc, Class A	(1,700)	(41,259)
RPC, Inc.	(240)	(3,936)
Superior Energy Services, Inc.	(1,920)	(48,288)
Tenaris S.A. (ADR)	(404)	(16,015)
Tidewater, Inc.	(4,200)	(154,854)
Transocean Ltd.	(501)	(14,945)
Weatherford International plc*	(2,828)	(46,436)
		(695,171)
Food & Staples Retailing — (0.3%)
Costco Wholesale Corp.	(295)	(39,344)
Natural Grocers by Vitamin Cottage, Inc.*	(913)	(16,534)
PriceSmart, Inc.	(246)	(21,901)
Roundy’s, Inc.	(5,096)	(17,173)
United Natural Foods, Inc.*	(127)	(8,639)
Walgreen Co.	(794)	(50,991)
Whole Foods Market, Inc.	(778)	(30,599)
		(185,181)
Food Products — (0.9%)
Alico, Inc.	(288)	(10,627)
BRF S.A. (ADR)	(831)	(21,648)
Campbell Soup Co.	(933)	(41,211)
ConAgra Foods, Inc.	(905)	(31,087)
Flowers Foods, Inc.	(531)	(10,089)
General Mills, Inc.	(653)	(33,930)
Hain Celestial Group, Inc./The*	(130)	(14,072)
Hershey Co./The	(273)	(26,183)
Hormel Foods Corp.	(500)	(26,955)
Ingredion, Inc.	(35)	(2,704)
JM Smucker Co./The	(1,400)	(145,600)
Kellogg Co.	(470)	(30,061)
Lancaster Colony Corp.	(203)	(18,572)

See Accompanying Notes to the Financial Statements.

73

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Food Products (continued)
McCormick & Co., Inc./MD	(2,100)	$(148,512)
Pilgrim’s Pride Corp.*	(516)	(14,660)
Tootsie Roll Industries, Inc.	(952)	(28,227)
Tyson Foods, Inc., Class A	(708)	(28,568)
		(632,706)
Gas Utilities — (0.1%)
AGL Resources, Inc.	(352)	(18,976)
National Fuel Gas Co.	(324)	(22,431)
Southwest Gas Corp.	(136)	(7,900)
		(49,307)
Health Care Equipment & Supplies — (1.0%)
Align Technology, Inc.*	(28)	(1,473)
Baxter International, Inc.	(710)	(49,799)
Cardiovascular Systems, Inc.*	(408)	(12,648)
Cyberonics, Inc.*	(600)	(31,500)
DENTSPLY International, Inc.	(455)	(23,100)
DexCom, Inc.*	(906)	(40,725)
Endologix, Inc.*	(1,442)	(16,439)
Haemonetics Corp.*	(333)	(12,561)
Hill-Rom Holdings, Inc.	(862)	(38,342)
Hologic, Inc.*	(1,145)	(29,988)
IDEXX Laboratories, Inc.*	(749)	(106,111)
Insulet Corp.*	(269)	(11,613)
Integra LifeSciences Holdings Corp.*	(249)	(12,726)
Medtronic, Inc.	(741)	(50,507)
Natus Medical, Inc.*	(356)	(12,104)
ResMed, Inc.	(959)	(50,079)
St Jude Medical, Inc.	(777)	(49,860)
STAAR Surgical Co.*	(1,049)	(10,039)
Stryker Corp.	(342)	(29,935)
Varian Medical Systems, Inc.*	(695)	(58,463)
Vascular Solutions, Inc.*	(771)	(22,675)
Wright Medical Group, Inc.*	(126)	(3,984)
		(674,671)
Health Care Providers & Services — (0.6%)
Aetna, Inc.	(620)	(51,156)
Amsurg Corp.*	(720)	(38,887)
Brookdale Senior Living, Inc.*	(15)	(506)
Centene Corp.*	(137)	(12,696)
Cigna Corp.	(225)	(22,403)
DaVita HealthCare Partners, Inc.*	(415)	(32,399)
Express Scripts Holding Co.*	(661)	(50,778)
Henry Schein, Inc.*	(49)	(5,882)
Kindred Healthcare, Inc.	(1,307)	(28,427)
MEDNAX, Inc.*	(325)	(20,290)
	SHARES	VALUE
Health Care Providers & Services (continued)
Molina Healthcare, Inc.*	(316)	$(15,370)
Owens & Minor Inc	(1,000)	(33,320)
Patterson Cos., Inc.	(230)	(9,915)
Quest Diagnostics, Inc.	(615)	(39,028)
WellCare Health Plans, Inc.*	(553)	(37,532)
		(398,589)
Health Care Technology — (0.2%)
Allscripts Healthcare Solutions, Inc.*	(693)	(9,508)
athenahealth, Inc.*	(401)	(49,123)
Cerner Corp.*	(789)	(49,975)
HMS Holdings Corp.*	(456)	(10,593)
		(119,199)
Hotels, Restaurants & Leisure — (1.2%)
Boyd Gaming Corp.*	(502)	(5,798)
Buffalo Wild Wings, Inc.*	(333)	(49,710)
Carnival Corp.	(5,049)	(202,717)
Cheesecake Factory, Inc./The	(734)	(33,720)
Chuy’s Holdings, Inc.*	(1,197)	(35,802)
Darden Restaurants, Inc.	(160)	(8,285)
Domino’s Pizza, Inc.	(226)	(20,067)
Dunkin’ Brands Group, Inc.	(1,011)	(45,980)
Marcus Corp./The	(657)	(11,254)
Marriott International, Inc./DE, Class A	(1,057)	(80,068)
Melco Crown Entertainment Ltd. (ADR)	(1,018)	(27,629)
MGM Resorts International*	(2,175)	(50,569)
Noodles & Co.*	(1,017)	(23,218)
Panera Bread Co., Class A*	(310)	(50,108)
Royal Caribbean Cruises Ltd.	(50)	(3,398)
Six Flags Entertainment Corp.	(565)	(22,770)
Starwood Hotels & Resorts Worldwide, Inc.	(130)	(9,966)
Texas Roadhouse, Inc.	(364)	(10,509)
Wendy’s Co./The	(1,409)	(11,300)
Wyndham Worldwide Corp.	(8)	(621)
Wynn Resorts Ltd.	(200)	(38,002)
Yum! Brands, Inc.	(271)	(19,466)
Zoe’s Kitchen, Inc.*	(380)	(13,855)
		(774,812)
Household Durables — (0.8%)
Garmin Ltd.	(923)	(51,208)
Harman International Industries, Inc.	(237)	(25,440)
Lennar Corp., Class A	(2,439)	(105,072)

See Accompanying Notes to the Financial Statements.

74

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

	SHARES	VALUE
Household Durables (continued)
Meritage Homes Corp.*	(85)	$(3,127)
Mohawk Industries, Inc.*	(368)	(52,271)
Newell Rubbermaid, Inc.	(5,600)	(186,648)
PulteGroup, Inc.	(5,500)	(105,545)
Sony Corp. (ADR)	(673)	(13,339)
Toll Brothers, Inc.*	(700)	(22,365)
		(565,015)
Household Products — (0.5%)
Church & Dwight Co., Inc.	(1,600)	(115,856)
Clorox Co./The	(500)	(49,750)
Colgate-Palmolive Co.	(2,200)	(147,136)
WD-40 Co.	(325)	(24,918)
		(337,660)
Independent Power and Renewable Electricity Producers — (0.5%)
Calpine Corp.*	(13,707)	(312,794)
NRG Energy, Inc.	(1,680)	(50,366)
		(363,160)
Industrial Conglomerates — (0.9%)
3M Co.	(1,500)	(230,655)
Danaher Corp.	(3,026)	(243,290)
General Electric Co.	(1,931)	(49,839)
Raven Industries, Inc.	(602)	(15,261)
Roper Industries, Inc.	(600)	(94,980)
		(634,025)
Insurance — (0.7%)
Allstate Corp./The	(429)	(27,821)
American International Group, Inc.	(213)	(11,410)
Aon plc	(60)	(5,160)
Arthur J Gallagher & Co.	(712)	(33,962)
Assured Guaranty Ltd.	(1,658)	(38,267)
Brown & Brown, Inc.	(459)	(14,624)
Citizens, Inc.*	(3,162)	(23,051)
Erie Indemnity Co., Class A	(491)	(41,671)
First American Financial Corp.	(357)	(10,824)
FNF Group	(1,260)	(37,598)
Genworth Financial, Inc., Class A*	(1,118)	(15,641)
Hartford Financial Services Group, Inc./The	(378)	(14,961)
Marsh & McLennan Cos., Inc.	(675)	(36,700)
MBIA, Inc.*	(1,405)	(13,713)
MetLife, Inc.	(340)	(18,442)
Principal Financial Group, Inc.	(66)	(3,456)
	SHARES	VALUE
Insurance (continued)
RLI Corp.	(1,426)	$(70,715)
Torchmark Corp.	(175)	(9,268)
Willis Group Holdings plc	(700)	(28,371)
WR Berkley Corp.	(329)	(16,957)
		(472,612)
Internet & Catalog Retail — (0.4%)
Amazon.com, Inc.*	(90)	(27,491)
Expedia, Inc.	(1,400)	(118,958)
Netflix, Inc.*	(163)	(64,022)
Priceline Group, Inc./The*	(27)	(32,568)
		(243,039)
Internet Software & Services — (0.4%)
AOL, Inc.*	(665)	(28,947)
Bankrate, Inc.*	(471)	(5,115)
Constant Contact, Inc.*	(218)	(7,709)
Dealertrack Technologies, Inc.*	(397)	(18,679)
eBay, Inc.*	(1,269)	(66,623)
j2 Global, Inc.	(26)	(1,406)
NetEase, Inc. (ADR)	(388)	(36,751)
Rackspace Hosting, Inc.*	(1,204)	(46,185)
VeriSign, Inc.*	(850)	(50,796)
WebMD Health Corp.*	(364)	(15,536)
Zillow, Inc., Class A*	(82)	(8,916)
		(286,663)
IT Services — (1.1%)
Accenture plc, Class A	(142)	(11,519)
Automatic Data Processing, Inc.	(2,933)	(239,861)
Cardtronics, Inc.*	(42)	(1,612)
CoreLogic, Inc.*	(222)	(6,964)
Forrester Research, Inc.	(157)	(6,324)
Infosys Ltd. (ADR)	(766)	(51,215)
Leidos Holdings, Inc.	(269)	(9,837)
MasterCard, Inc., Class A	(601)	(50,334)
NeuStar, Inc., Class A*	(629)	(16,612)
Paychex, Inc.	(381)	(17,884)
Teradata Corp.*	(236)	(9,988)
Visa, Inc., Class A	(1,308)	(315,791)
Western Union Co./The	(1,040)	(17,638)
		(755,579)
Leisure Products — (0.2%)
Black Diamond, Inc.*	(1,385)	(10,747)
Callaway Golf Co.	(9,320)	(73,069)
Polaris Industries, Inc.	(286)	(43,146)
		(126,962)

See Accompanying Notes to the Financial Statements.

75

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Life Sciences Tools & Services — (0.2%)
Affymetrix, Inc.*	(2,328)	$(20,975)
Luminex Corp.*	(1,095)	(20,805)
PerkinElmer, Inc.	(712)	(30,915)
Thermo Fisher Scientific, Inc.	(147)	(17,283)
Waters Corp.*	(100)	(11,080)
		(101,058)
Machinery — (1.3%)
AGCO Corp.	(1,103)	(48,874)
Astec Industries, Inc.	(430)	(16,301)
Caterpillar, Inc.	(442)	(44,823)
CLARCOR, Inc.	(397)	(26,583)
Colfax Corp.*	(954)	(51,878)
Cummins, Inc.	(161)	(23,535)
Deere & Co.	(2,060)	(176,212)
Donaldson Co., Inc.	(39)	(1,622)
Gorman-Rupp Co./The	(811)	(25,741)
Graco, Inc.	(82)	(6,437)
Joy Global, Inc.	(2,619)	(137,838)
Manitowoc Co., Inc./The	(1,557)	(32,448)
Navistar International Corp.*	(796)	(28,155)
Nordson Corp.	(65)	(4,976)
Parker-Hannifin Corp.	(323)	(41,031)
Pentair plc	(253)	(16,964)
Proto Labs, Inc.*	(384)	(25,102)
Sun Hydraulics Corp.	(477)	(18,989)
Terex Corp.	(717)	(20,628)
Titan International, Inc.	(2,309)	(24,383)
Trinity Industries, Inc.	(1,348)	(48,137)
Valmont Industries, Inc.	(169)	(23,013)
Woodward, Inc.	(237)	(12,137)
		(855,807)
Media — (2.0%)
Cablevision Systems Corp., Class A	(7,573)	(141,009)
Charter Communications, Inc., Class A*	(1,000)	(158,390)
Cinemark Holdings, Inc.	(267)	(9,431)
Comcast Corp., Class A	(2,100)	(116,235)
DISH Network Corp., Class A*	(802)	(51,047)
IMAX Corp.*	(653)	(19,237)
Lamar Advertising Co., Class A	(751)	(38,789)
Liberty Global plc, Class A*	(803)	(36,513)
Liberty Media Corp., Class A*	(1,300)	(62,426)
Lions Gate Entertainment Corp.	(679)	(22,495)
	SHARES	VALUE
Media (continued)
News Corp., Class A*	(14,900)	$(230,652)
Regal Entertainment Group, Class A	(503)	(11,142)
Scripps Networks Interactive, Inc., Class A	(3,760)	(290,422)
Sirius XM Holdings, Inc.*	(3,900)	(13,377)
Thomson Reuters Corp.	(344)	(12,804)
Time Warner, Inc.	(568)	(45,139)
Twenty-First Century Fox, Inc., Class A	(1,446)	(49,858)
Walt Disney Co./The	(300)	(27,414)
		(1,336,380)
Metals & Mining — (0.9%)
AK Steel Holding Corp.*	(1,118)	(8,463)
Allegheny Technologies, Inc.	(812)	(26,674)
ArcelorMittal (NYRS)	(3,888)	(51,166)
BHP Billiton Ltd. (ADR)	(850)	(50,524)
BHP Billiton plc (ADR)	(722)	(37,573)
Carpenter Technology Corp.	(595)	(29,780)
Horsehead Holding Corp.*	(109)	(1,712)
Kaiser Aluminum Corp.	(33)	(2,295)
Reliance Steel & Aluminum Co.	(91)	(6,141)
Rio Tinto plc (ADR)	(2,500)	(119,925)
Southern Copper Corp.	(1,602)	(46,106)
Stillwater Mining Co.*	(936)	(12,290)
SunCoke Energy, Inc.*	(410)	(9,799)
Vale S.A. (ADR)	(22,460)	(226,621)
		(629,069)
Multiline Retail — (0.2%)
Bon-Ton Stores, Inc./The	(1,136)	(10,008)
Dillard’s, Inc., Class A	(462)	(48,861)
J.C. Penney Co., Inc.*	(5,450)	(41,475)
Macy’s, Inc.	(701)	(40,532)
Sears Holdings Corp.*	(394)	(13,758)
		(154,634)
Multi-Utilities — (1.2%)
CenterPoint Energy, Inc.	(780)	(19,149)
Consolidated Edison, Inc.	(586)	(37,129)
National Grid plc (ADR)	(96)	(7,142)
PG&E Corp.	(4,700)	(236,504)
Public Service Enterprise Group, Inc.	(1,010)	(41,723)
SCANA Corp.	(606)	(33,263)
Wisconsin Energy Corp.	(9,108)	(452,303)
		(827,213)

See Accompanying Notes to the Financial Statements.

76

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Oil, Gas & Consumable Fuels — (3.0%)
BP plc (ADR)	(959)	$(41,678)
Cabot Oil & Gas Corp.	(1,945)	(60,490)
Carrizo Oil & Gas, Inc.*	(427)	(22,178)
Cheniere Energy, Inc.*	(300)	(22,500)
Chesapeake Energy Corp.	(2,341)	(51,923)
Clean Energy Fuels Corp.*	(4,509)	(32,961)
CONSOL Energy, Inc.	(300)	(11,040)
Denbury Resources, Inc.	(513)	(6,361)
Ecopetrol S.A. (ADR)	(304)	(8,147)
Enbridge, Inc.	(214)	(10,135)
Encana Corp.	(10,809)	(201,372)
EQT Corp.	(2,817)	(264,911)
Exxon Mobil Corp.	(504)	(48,742)
Golar LNG Ltd.	(921)	(51,677)
Gulfport Energy Corp.*	(1,037)	(52,037)
Occidental Petroleum Corp.	(562)	(49,979)
ONEOK, Inc.	(4,900)	(288,806)
PDC Energy, Inc.*	(877)	(38,342)
Petroleo Brasileiro S.A. (ADR)*	(4,416)	(51,667)
Pioneer Natural Resources Co.	(200)	(37,812)
QEP Resources, Inc.	(434)	(10,880)
Range Resources Corp.	(3,365)	(230,166)
Ship Finance International Ltd.	(240)	(4,126)
SM Energy Co.	(50)	(2,815)
Southwestern Energy Co.*	(1,588)	(51,626)
Spectra Energy Corp.	(7,628)	(298,484)
Statoil ASA (ADR)	(1,406)	(32,268)
Suncor Energy, Inc.	(286)	(10,164)
Teekay Corp.	(775)	(45,306)
		(2,038,593)
Paper & Forest Products — (0.3%)
Deltic Timber Corp.	(751)	(48,883)
International Paper Co.	(2,994)	(151,556)
		(200,439)
Personal Products — (0.4%)
Estee Lauder Cos., Inc./The, Class A	(2,600)	(195,468)
Herbalife Ltd.	(988)	(51,831)
Inter Parfums, Inc.	(220)	(6,248)
		(253,547)
Pharmaceuticals — (0.3%)
AstraZeneca plc (ADR)	(688)	(50,183)
Endo International plc*	(275)	(18,403)
	SHARES	VALUE
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc*	(152)	$(25,663)
Medicines Co./The*	(432)	(10,938)
Merck & Co., Inc.	(872)	(50,524)
Mylan, Inc./PA*	(876)	(46,910)
Pfizer, Inc.	(523)	(15,664)
Zoetis, Inc.	(312)	(11,594)
		(229,879)
Professional Services — (0.1%)
IHS, Inc., Class A*	(32)	(4,193)
Paylocity Holding Corp.*	(400)	(9,800)
Towers Watson & Co., Class A	(94)	(10,367)
Verisk Analytics, Inc., Class A*	(500)	(31,175)
		(55,535)
Real Estate Investment Trusts (REITs) — (0.4%)
AvalonBay Communities, Inc.	(157)	(24,467)
Equity One, Inc.	(1,045)	(25,080)
Essex Property Trust, Inc.	(162)	(32,685)
Federal Realty Investment Trust	(210)	(27,678)
Pennsylvania Real Estate Investment Trust	(1,005)	(21,537)
Regency Centers Corp.	(902)	(54,752)
Taubman Centers, Inc.	(228)	(17,339)
Ventas, Inc.	(730)	(50,012)
		(253,550)
Real Estate Management & Development — (0.1%)
CBRE Group, Inc., Class A*	(440)	(14,080)
E-House China Holdings Ltd. (ADR)	(854)	(8,531)
St. Joe Co./The*	(1,644)	(31,483)
		(54,094)
Road & Rail — (0.4%)
Avis Budget Group, Inc.*	(858)	(47,833)
CSX Corp.	(1,480)	(52,732)
Genesee & Wyoming, Inc., Class A*	(723)	(69,553)
Kansas City Southern	(211)	(25,909)
Norfolk Southern Corp.	(23)	(2,545)
Ryder System, Inc.	(571)	(50,516)
Saia, Inc.*	(328)	(16,079)
		(265,167)

See Accompanying Notes to the Financial Statements.

77

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (1.7%)
Analog Devices, Inc.	(6,500)	$(322,530)
Applied Materials, Inc.	(1,558)	(34,416)
ARM Holdings plc (ADR)	(300)	(12,813)
Avago Technologies Ltd.	(2,300)	(198,375)
Cavium, Inc.*	(174)	(8,928)
Cirrus Logic, Inc.*	(559)	(10,789)
Cree, Inc.*	(450)	(14,166)
First Solar, Inc.*	(381)	(22,441)
KLA-Tencor Corp.	(481)	(38,071)
Linear Technology Corp.	(4,300)	(184,212)
Maxim Integrated Products, Inc.	(995)	(29,193)
Microchip Technology, Inc.	(1,184)	(51,042)
Micron Technology, Inc.*	(1,571)	(51,984)
NVIDIA Corp.	(1,201)	(23,468)
NXP Semiconductor N.V.*	(160)	(10,986)
Skyworks Solutions, Inc.	(433)	(25,218)
SunEdison, Inc.*	(2,623)	(51,175)
Synaptics, Inc.*	(763)	(52,212)
Veeco Instruments, Inc.*	(150)	(5,398)
		(1,147,417)
Software — (0.8%)
Activision Blizzard, Inc.	(833)	(16,618)
Adobe Systems, Inc.*	(500)	(35,060)
Autodesk, Inc.*	(871)	(50,117)
Cadence Design Systems, Inc.*	(643)	(11,542)
Concur Technologies, Inc.*	(100)	(12,832)
Electronic Arts, Inc.*	(271)	(11,103)
Ellie Mae, Inc.*	(297)	(11,399)
FactSet Research Systems, Inc.	(102)	(13,407)
Interactive Intelligence Group, Inc.*	(266)	(12,837)
NetSuite, Inc.*	(361)	(39,226)
Nuance Communications, Inc.*	(1,632)	(25,182)
Oracle Corp.	(1,293)	(50,492)
Qlik Technologies, Inc.*	(363)	(10,291)
salesforce.com, inc.*	(810)	(51,832)
SolarWinds, Inc.*	(78)	(3,709)
Take-Two Interactive Software, Inc.*	(973)	(25,736)
Workday, Inc., Class A*	(1,700)	(162,316)
		(543,699)

	SHARES	VALUE
Specialty Retail — (2.4%)
American Eagle Outfitters, Inc.	(616)	$(7,928)
Ascena Retail Group, Inc.*	(704)	(8,765)
AutoNation, Inc.*	(894)	(51,190)
AutoZone, Inc.*	(400)	(221,408)
Barnes & Noble, Inc.*	(226)	(4,931)
Buckle, Inc./The	(261)	(12,875)
Cabela’s, Inc.*	(739)	(35,487)
CarMax, Inc.*	(1,696)	(94,823)
Chico’s FAS, Inc.	(1,447)	(21,821)
Children’s Place, Inc./The	(27)	(1,330)
Conn’s, Inc.*	(1,509)	(46,945)
Dick’s Sporting Goods, Inc.	(1,145)	(51,949)
Finish Line, Inc./The, Class A	(205)	(5,426)
Gap, Inc./The	(531)	(20,120)
Guess?, Inc.	(424)	(9,400)
hhgregg, Inc.*	(200)	(1,036)
Home Depot, Inc./The	(3,912)	(381,498)
Lowe’s Cos., Inc.	(888)	(50,794)
Lumber Liquidators Holdings, Inc.*	(398)	(21,400)
O’Reilly Automotive, Inc.*	(1,100)	(193,468)
Outerwall, Inc.*	(550)	(34,799)
PetSmart, Inc.	(694)	(50,211)
Pier 1 Imports, Inc.	(780)	(10,062)
Rent-A-Center, Inc./TX	(869)	(26,913)
Restoration Hardware Holdings, Inc.*	(129)	(10,361)
Ross Stores, Inc.	(31)	(2,502)
Sally Beauty Holdings, Inc.*	(658)	(19,286)
Sportsman’s Warehouse Holdings, Inc.*	(2,260)	(15,797)
Staples, Inc.	(3,733)	(47,334)
Tiffany & Co.	(524)	(50,367)
Tile Shop Holdings, Inc.*	(1,488)	(12,812)
Tractor Supply Co.	(619)	(45,323)
Urban Outfitters, Inc.*	(1,257)	(38,163)
		(1,606,524)
Technology Hardware, Storage & Peripherals — (0.5%)
Hewlett-Packard Co.	(685)	(24,578)
NCR Corp.*	(1,720)	(47,593)
NetApp, Inc.	(4,400)	(188,320)
SanDisk Corp.	(294)	(27,677)
Seagate Technology plc	(711)	(44,672)
		(332,840)

See Accompanying Notes to the Financial Statements.

78

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	SHARES	VALUE
Textiles, Apparel & Luxury Goods — (0.7%)
Coach, Inc.	(1,383)	$(47,548)
Crocs, Inc.*	(645)	(7,534)
Deckers Outdoor Corp.*	(554)	(48,453)
Fossil Group, Inc.*	(85)	(8,641)
Iconix Brand Group, Inc.*	(830)	(33,208)
Kate Spade & Co.*	(527)	(14,298)
lululemon athletica, Inc.*	(1,222)	(50,896)
Michael Kors Holdings Ltd.*	(138)	(10,845)
NIKE, Inc., Class B	(107)	(9,948)
Ralph Lauren Corp.	(1,300)	(214,292)
Skechers U.S.A., Inc., Class A*	(116)	(6,351)
Under Armour, Inc., Class A*	(178)	(11,673)
		(463,687)
Thrifts & Mortgage Finance — (0.0%)†
BankFinancial Corp.	(414)	(4,939)
Clifton Bancorp, Inc.	(955)	(12,434)
New York Community Bancorp, Inc.	(77)	(1,228)
		(18,601)
Tobacco — (0.0%)†
Philip Morris International, Inc.	(200)	(17,802)
Trading Companies & Distributors — (0.7%)
AerCap Holdings N.V.*	(1,187)	(51,445)
Beacon Roofing Supply, Inc.*	(103)	(2,850)
Fastenal Co.	(2,751)	(121,154)
MSC Industrial Direct Co., Inc., Class A	(600)	(48,582)
TAL International Group, Inc.*	(92)	(3,968)
Watsco, Inc.	(178)	(18,088)
WW Grainger, Inc.	(1,000)	(246,800)
		(492,887)
Water Utilities — (0.0%)†
Cadiz, Inc.*	(267)	(2,659)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	(21)	(163)
		(2,822)
Wireless Telecommunication Services — (0.3%)
SBA Communications Corp., Class A*	(1,200)	(134,796)
Sprint Corp.*	(2,600)	(15,418)
Vodafone Group plc (ADR)	(1,378)	(45,777)
		(195,991)
TOTAL COMMON STOCKS (proceeds received $29,050,805)		(29,775,041)
	SHARES	VALUE
EXCHANGE TRADED FUNDS — (22.4%)
iPATH S&P 500 VIX Short-Term Futures ETN*	(177)	$(5,365)
iShares MSCI Brazil Capped ETF	(663)	(28,668)
Consumer Discretionary Select Sector SPDR Fund	(1,900)	(129,390)
Consumer Staples Select Sector SPDR Fund	(6,900)	(322,299)
Energy Select Sector SPDR Fund	(5,100)	(445,842)
Financial Select Sector SPDR Fund	(8,600)	(205,024)
Health Care Select Sector SPDR Fund	(4,350)	(292,624)
Industrial Select Sector SPDR Fund	(3,300)	(182,226)
iShares iBoxx $ High Yield Corporate Bond ETF	(4,200)	(388,626)
iShares Nasdaq Biotechnology ETF	(174)	(51,612)
iShares Russell 2000 Index Fund	(13,980)	(1,629,509)
iShares Russell 2000 Value Index Fund	(9,996)	(1,000,400)
Materials Select Sector SPDR Fund	(3,100)	(150,040)
SPDR S&P 500 ETF Trust	(48,668)	(9,814,389)
SPDR S&P MidCap 400 ETF Trust	(359)	(92,665)
Technology Select Sector SPDR Fund	(2,600)	(105,404)
Utilities Select Sector SPDR Fund	(5,200)	(236,444)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $14,532,109)		(15,080,527)

	PRINCIPAL AMOUNT
CORPORATE BONDS — (2.6%)

Chemicals — (0.2%)
Ashland, Inc. 6.88%, 5/15/2043	$(90,000)	(98,325)
NOVA Chemicals Corp. 5.00%, 5/1/2025(b)	(29,000)	(30,035)
		(128,360)

See Accompanying Notes to the Financial Statements.

79

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SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	PRINCIPAL AMOUNT	VALUE
Commercial Services & Supplies — (0.4%)
Clean Harbors, Inc. 5.13%, 6/1/2021	$(261,000)	$(266,872)
Electronic Equipment, Instruments & Components — (0.1%)
Zebra Technologies Corp. 7.25%, 10/15/2022(b)	(44,000)	(46,530)
Health Care Providers & Services — (0.0%)†
HCA, Inc. 6.50%, 2/15/2020	(14,000)	(15,715)
Independent Power and Renewable Electricity Producers — (0.1%)
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 7.63%, 11/1/2024(b)	(45,000)	(47,925)
Dynegy, Inc. 5.88%, 6/1/2023	(34,000)	(33,490)
		(81,415)
Metals & Mining — (0.5%)
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	(184,000)	(182,111)
Glencore Funding LLC 2.50%, 1/15/2019(b)	(59,000)	(58,535)
4.63%, 4/29/2024(b)	(117,000)	(120,484)
		(361,130)
Multiline Retail — (0.1%)
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(b)	(73,000)	(78,019)
Oil, Gas & Consumable Fuels — (1.2%)
Chesapeake Energy Corp. 4.88%, 4/15/2022	(102,000)	(104,933)
Continental Resources, Inc./OK 4.90%, 6/1/2044	(15,000)	(14,954)
DCP Midstream Operating LP 5.60%, 4/1/2044	(73,000)	(80,795)
Denbury Resources, Inc. 4.63%, 7/15/2023	(88,000)	(81,400)
	PRINCIPAL AMOUNT	VALUE
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC 4.85%, 3/15/2044	$(160,000)	$(165,097)
Kinder Morgan Energy Partners LP 4.25%, 9/1/2024	(73,000)	(72,880)
Peabody Energy Corp. 6.25%, 11/15/2021	(131,000)	(124,450)
Plains All American Pipeline LP / PAA Finance Corp. 4.70%, 6/15/2044	(102,000)	(102,977)
Range Resources Corp. 5.00%, 3/15/2023	(44,000)	(46,365)
		(793,851)
TOTAL CORPORATE BONDS (proceeds received $1,737,933)		(1,771,892)
U.S. GOVERNMENT SECURITIES — (1.9%)
U.S. Treasury Bonds
3.13%, 8/15/2044	(99,000)	(100,169)
3.38%, 5/15/2044	(881,000)	(934,082)
U.S. Treasury Notes
1.75%, 9/30/2019	(59,000)	(59,394)
2.38%, 8/15/2024	(182,000)	(182,665)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $1,262,846)		(1,276,310)

	NO. OF RIGHTS
RIGHTS — (0.0%)†
Sears Holdings Corp., expiring 11/18/18*	(725)	(17)
TOTAL RIGHTS (cost $—)		(17)
TOTAL SECURITIES SOLD SHORT (proceeds received $46,583,693)		(47,903,787)

	CONTRACTS
WRITTEN OPTIONS — (0.0%)†

Call Options Written — (0.0%)†
Avago Technologies Ltd., 11/22/2014 @ 87.50*	(1)	(200)
Campbell Soup Co., 11/22/2014 @ 42*	(2)	(420)
Cheniere Energy, Inc., 12/20/2014 @ 85*	(12)	(1,596)

See Accompanying Notes to the Financial Statements.

80

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

	CONTRACTS	VALUE
Call Options Written (continued)
CSX Corp., 11/22/2014 @ 34*	(3)	$(522)
Harley-Davidson, Inc., 11/22/2014 @ 62.50*	(1)	(362)
hhgregg, Inc.,
1/17/2015 @ 6*	(1)	(20)
1/17/2015 @ 10*	(8)	(200)
Pilgrim’s Pride Corp., 11/22/2014 @ 30*	(2)	(94)
Sealed Air Corp., 12/20/2014 @ 37*	(3)	(240)
Super Micro Computer, Inc., 11/22/2014 @ 30*	(2)	(510)
		(4,164)
Put Options Written — (0.0%)†
Avago Technologies Ltd.,
11/22/2014 @ 70*	(2)	(20)
11/22/2014 @ 75*	(1)	(30)
Callaway Golf Co., 11/22/2014 @ 7*	(93)	(2,511)
Cognex Corp., 11/22/2014 @ 35*	(3)	(75)
Harley-Davidson, Inc., 11/22/2014 @ 55*	(3)	(6)
Integrated Device Technology, Inc., 11/22/2014 @ 15*	(4)	(80)
Mead Johnson Nutrition Co., 11/22/2014 @ 85*	(1)	(11)
Oracle Corp., 11/22/2014 @ 36*	(4)	(28)
Powershares QQQ Trust series 1,
11/22/2014 @ 100*	(84)	(7,308)
11/22/2014 @ 101*	(14)	(1,708)
Superior Energy Services, Inc., 11/22/2014 @ 22.5*	(3)	(81)
United Rentals, Inc., 11/14/2014 @ 88*	(1)	(270)
		(12,128)
TOTAL WRITTEN OPTIONS (premiums received $24,164)		(16,292)

VALUE
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $18,341,483) — 28.2%	$18,988,326
OTHER ASSETS LESS LIABILITIES — 71.8%	48,264,512
NET ASSETS — 100.0%	$67,252,838

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At October 31, 2014, the aggregate amount held in a segregated account was $19,873,800.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $834,689 or 1% of net assets at October 31, 2014.
(c)	Issuer is in default.
(d)	All or portion of these securities were on loan. The aggregate market value of such securities is $6,751,681, which was collateralized with the aggregate value of $6,675,244.

Abbreviations:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

As of October 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,958,886
Aggregate gross unrealized depreciation	(4,797,290)
Net unrealized depreciation	$(1,838,404)
Federal income tax cost of investments	$20,826,730

See Accompanying Notes to the Financial Statements.

81

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SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

Futures Contracts Short
				Notional	Notional
		Number of	Expiration	Amount at	Amount	Unrealized
	Currency	Contracts	Date	Cost	at Value	(Depreciation)
E-Mini S&P 500 Futures Contracts	USD	6	12/19/14	$588,965	$603,420	$(14,455)

Cash collateral in the amount of $27,600 was pledged to cover margin requirements for open futures contracts as of October 31, 2014.

Long Equity Total Return Swap Contracts

					Unrealized
		Maturity		Reference	Appreciation/
Counterparty	Underlying Reference Instrument	Date	Currency	Quantity	(Depreciation)
Morgan Stanley	Banca Monte Dei Paschi Siena S.p.A.	01/17/2050	EUR	14,099	$(9,012)
Morgan Stanley	DIRECTV	01/17/2050	USD	1,309	991
Morgan Stanley	Lorillard, Inc.	01/17/2050	USD	2,981	4,266
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	516	773
Morgan Stanley	Time Warner Cable, Inc.	01/17/2050	USD	1,964	(12,022)
					$(15,004)

Short Equity Total Return Swap Contracts

					Unrealized
		Maturity		Reference	Appreciation/
Counterparty	Underlying Reference Instrument	Date	Currency	Quantity	(Depreciation)
Morgan Stanley	AT&T, Inc.	01/17/2050	USD	1,570	$34
Morgan Stanley	Comcast Corp.	01/17/2050	USD	5,647	6,103
Morgan Stanley	Europartners Multi Investment Fund - Spain Index Plus	01/17/2050	EUR	162	(971)
Morgan Stanley	Reynolds American, Inc.	01/17/2050	USD	867	(5,978)
					$(812)

See Accompanying Notes to the Financial Statements.

82

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Credit Default Swap Contracts on Corporate/Government Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	Avon Products, Inc.	1.00%	USD	154,000	$21,136	12/20/2019	$21,147
JPMorgan Chase Bank	Brazilian Government International Bond	1.00%	USD	235,000	8,502	12/20/2019	5,669
JPMorgan Chase Bank	Freeport-McMoRan, Inc.	1.00%	USD	90,000	1,403	12/20/2019	1,867
JPMorgan Chase Bank	Tesco plc	1.00%	EUR	180,000	3,797	12/20/2019	5,935
JPMorgan Chase Bank	Xerox Corp.	1.00%	USD	371,000	(1,620)	12/20/2019	(2,775)
					$33,218		$31,843

Credit Default Swap Contracts on Corporate Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	84,000	$3,944	09/20/2019	$(4,088)	6.34%
JPMorgan Chase Bank	Alcatel-Lucent	5.00%	EUR	402,000	45,696	06/20/2019	30,129	3.71%
JPMorgan Chase Bank	Boyd Gaming Corp.	5.00%	USD	145,000	7,712	03/20/2018	11,770	2.66%
JPMorgan Chase Bank	Gannett Co., Inc.	5.00%	USD	209,000	28,263	09/20/2019	29,099	2.07%
JPMorgan Chase Bank	iHeartCommunications, Inc.	5.00%	USD	408,000	(1,262)	12/21/2015	(3,837)	6.35%
JPMorgan Chase Bank	INEOS Group Holdings S.A.	5.00%	EUR	98,000	7,193	06/20/2019	1,984	4.74%
JPMorgan Chase Bank	International Lease Finance Corp.	5.00%	USD	70,000	8,488	09/20/2019	9,402	2.09%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	76,000	873	09/20/2019	(526)	5.29%

See Accompanying Notes to the Financial Statements.

83

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Credit Default Swap Contracts on Corporate Bonds — Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	400,000	$18,364	09/20/2018	$11,049	4.38%
JPMorgan Chase Bank	New Look Bondco I plc	5.00%	EUR	177,000	19,533	06/20/2019	14,022	3.63%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	422,000	49,857	06/20/2019	21,424	4.16%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	163,000	19,270	03/20/2019	9,172	4.01%
					$207,931		$129,600

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	105,000	94,655	$93,062	$94,655	$(1,593)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	104,000	94,079	92,176	94,079	(1,903)
CAD vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	56,000	50,506	49,633	50,506	(873)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	60,325	63,129	62,723	63,129	(406)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	90,700	95,854	94,305	95,854	(1,549)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	9,300	9,835	9,670	9,835	(165)
CHF vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	39,950	42,003	41,538	42,003	(465)
DKK vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,453,000	248,763	244,700	248,763	(4,063)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	18,000	22,747	22,564	22,747	(183)
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	18,000	22,531	22,563	22,531	32
EUR vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	20,000	25,369	25,070	25,369	(299)

See Accompanying Notes to the Financial Statements.

84

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2014

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	60,000	97,546	$95,948	$97,546	$(1,598)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	18,500	30,200	29,584	30,200	(616)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	25,000	40,001	39,979	40,001	(22)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	20,228	32,709	32,346	32,709	(363)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	18,000	29,480	28,785	29,480	(695)
GBP vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	3,000	4,860	4,797	4,860	(63)
SEK vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	185,000	25,793	25,056	25,793	(737)
SEK vs. USD, expiring 12/17/2014	JPMorgan Chase Bank	1,750,000	238,657	237,016	238,657	(1,641)
USD vs. CAD, expiring 12/17/2014	JPMorgan Chase Bank	116,980	130,000	116,980	115,220	1,760
USD vs. CAD, expiring 12/17/2014	JPMorgan Chase Bank	122,242	135,000	122,242	119,651	2,591
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	53,857	50,826	53,857	52,847	1,010
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	106,986	100,000	106,986	103,975	3,011
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	105,013	100,185	105,013	104,168	845
USD vs. CHF, expiring 12/17/2014	JPMorgan Chase Bank	292,243	273,265	292,243	284,128	8,115
USD vs. DKK, expiring 12/17/2014	JPMorgan Chase Bank	252,696	1,453,000	252,696	244,701	7,995
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	941,361	727,150	941,361	911,484	29,877
USD vs. EUR, expiring 12/17/2014	JPMorgan Chase Bank	25,665	19,830	25,665	24,857	808
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	36,792	22,763	36,792	36,401	391
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	196,408	121,120	196,408	193,688	2,720
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	8,165	5,000	8,165	7,996	169
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	1,661	1,035	1,661	1,655	6

See Accompanying Notes to the Financial Statements.

85

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	3,045	1,895	$3,045	$3,029	$16
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	1,562	961	1,562	1,536	26
USD vs. GBP, expiring 12/17/2014	JPMorgan Chase Bank	28,880	17,815	28,880	28,488	392
USD vs. JPY, expiring 12/17/2014	JPMorgan Chase Bank	60,861	6,500,000	60,861	57,895	2,966
USD vs. SEK, expiring 12/17/2014	JPMorgan Chase Bank	271,724	1,935,000	271,724	262,072	9,652
						$55,148

Cash collateral in the amount of $720,000 was pledged for equity total return, credit default swaps and forward foreign currency contracts as of October 31, 2014.

Currency Abbreviations:

CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Written Options:

Options written through the period from February 3, 2014 to October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding – February 3, 2014 (commencement of operations)	—	$—
Options written	1,840	234,609
Options terminated in closing purchase transactions	(1,498)	(206,051)
Options expired	(94)	(4,394)
Options outstanding – October 31, 2014	248	$24,164

See Accompanying Notes to the Financial Statements.

86

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2014

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of October 31, 2014:

Argentina	0.0	%†
Australia	(0.1)
Bahamas	0.0	†
Belgium	1.0
Bermuda	1.0
Brazil	(0.3)
Canada	0.2
Chile	0.0	†
China	0.8
Colombia	0.0	†
Cyprus	0.7
Denmark	0.0	†
Finland	(0.1)
France	0.1
Germany	0.0	†
Greece	0.1
Hong Kong	0.0	†
India	(0.1)
Ireland	0.3
Israel	0.2
Italy	0.1
Japan	0.0	†
Luxembourg	0.4
Marshall Islands	0.1
Mexico	0.0	†
Netherlands	0.9
Norway	(0.1)
Puerto Rico	0.0	†
Russia	0.0	†
Singapore	(0.3)
South Africa	0.0	†
South Korea	0.0	†
Sweden	0.0	†
Switzerland	1.1
Taiwan	0.0	†
United Kingdom	0.6
United States	21.6
Other ‡	71.8
	100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

87

ARDEN INVESTMENT SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2014

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
Assets
Investments in securities, at value (Cost $1,009,534,941 and $64,949,340, respectively)***	$1,028,345,037	$66,908,405
Cash	145,247,307	3,980,543
Foreign cash (Cost $19,096,811 and $847,157, respectively)	18,822,239	834,361
Due from brokers	23,592,314	720,000
Segregated cash balance with broker for futures contracts	7,500,578	27,600
Segregated cash balance with broker for securities sold short	722,769,887	49,376,921
Due from custodian	263,252	19,941
Swap agreements, at value (Net upfront premium paid $3,778,168 and $239,214, respectively)	3,446,749	184,836
Unrealized appreciation on forward foreign currency contracts	1,987,843	72,382
Receivables:
Securities sold	282,523,696	10,533,671
Variation margin on centrally cleared swap agreements	9,669,552	—
Variation margin on futures contracts	5,812,468	43,987
Dividends and interest	4,156,575	168,690
Capital shares issued	1,657,806	398,843
Reclaims	73,848	192
Prepaid expenses	43,810	—
Total Assets	2,255,912,961	133,270,372

Liabilities
Securities sold short, at value (Proceeds received $702,015,860 and $46,583,693, respectively)	721,526,219	47,903,787
Written options and swaptions, at value (Premium received $446,430 and $24,164, respectively)	286,519	16,292
Swap agreements, at value (Net upfront premium received $4,229,452 and premium paid $1,935, respectively)	5,584,242	39,209
Due to custodian	79,000	—
Unrealized depreciation on forward foreign currency contracts	764,386	17,234
Payables:
Securities purchased	265,348,855	10,395,909
Cash collateral received from securities loaned	83,031,693	6,675,244
Capital shares redeemed	606,871	327,758
Advisory fees (Note 5)	1,315,912	248,389
Trustees fees (Note 7)	10,000	10,000
Distribution fees	—	451
Dividends and interest from securities sold short	1,022,381	73,978
Accrued expenses and other liabilities	1,126,693	309,283
Total Liabilities	1,080,702,771	66,017,534
Net Assets	$1,175,210,190	$67,252,838

See Accompanying Notes to the Financial Statements.

88

ARDEN INVESTMENT SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
OCTOBER 31, 2014

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
Net Assets Consist of:
Paid-in capital	$1,165,975,278	$67,482,980
Accumulated undistributed net investment income (loss)	(209,676)	(107,587)
Accumulated undistributed net realized gain (loss)	7,016,845	(700,962)
Net unrealized appreciation (depreciation) on:
Investments in securities	18,810,096	1,959,065
Futures contracts	(1,214,616)	(14,455)
Written options	159,911	7,872
Securities sold short	(19,510,359)	(1,320,094)
Swap agreements	3,245,690	(95,522)
Translation of assets and liabilities denominated in foreign currencies	(286,436)	(13,607)
Forward foreign currency contracts	1,223,457	55,148
Net Assets	$1,175,210,190	$67,252,838
Net Assets, Class I	$1,175,210,190	$65,090,622
Net Assets, Advisor Class	—	$2,162,216
Shares Outstanding, Class I	114,837,803	6,480,053
Shares Outstanding, Advisor Class	—	215,647
Net Asset Value, Class I	$10.23	$10.04
Net Asset Value, Advisor Class	—	$10.03

**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.
***	Includes $82,536,705 and $6,751,681, respectively, of investments in securities on loan, at fair value.

See Accompanying Notes to the Financial Statements.

89

ARDEN INVESTMENT SERIES TRUST
STATEMENTS OF OPERATIONS

FOR THE PERIODS INDICATED

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
	Year ended October 31, 2014	February 3, 2014* through October 31, 2014
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes $141,055 and $6,973, respectively)	$17,330,563	$824,826
Interest income	10,898,792	127,085
Securities lending income	749,715	10,745
Total Investment Income	28,979,070	962,656
EXPENSES
Investment management fees (Note 5)	20,604,105	751,108
Dividends on securities sold short	13,151,913	472,857
Financing fees on securities sold short	3,082,539	119,735
Interest on securities sold short	1,526,184	74,246
Administration fees (Note 6)	1,281,203	252,072
Transfer agent fees (Note 6)	1,225,395	77,331
Custody fees (Note 6)	825,494	171,628
Professional fees	532,634	412,663
Printing and shareholder reports	365,100	25,555
Other fees	248,432	39,384
Trustees fees (Note 7)	32,500	25,000
Offering costs	—	172,802
Distribution fees — Advisor class	—	2,897
Total Expenses	42,875,499	2,597,278
Less: waivers and/or reimbursements by Adviser (Note 5)	(1,572,556)	(1,119,623)
Total Net Expenses	41,302,943	1,477,655
Net Investment Income (Loss)	(12,323,873)	(514,999)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	118,332,415	1,914,015
Futures contracts	711,750	(161,521)
Forward foreign currency exchange contracts	4,365,932	151,306
Foreign currency transactions	(470,894)	(56,369)
Written options and swaptions	360,622	(80,907)
Securities sold short	(81,186,471)	(1,999,567)
Swap agreements	2,648,653	(95,612)
Net Realized Gain (Loss)	44,762,007	(328,655)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(35,198,128)	1,959,065
Futures contracts	(1,594,560)	(14,455)
Written options and swaptions	298,586	7,872
Securities sold short	8,386,667	(1,320,094)
Swap agreements	601,051	(95,522)
Translation of assets and liabilities denominated in foreign currencies	(299,517)	(13,607)
Forward foreign currency contracts	1,674,070	55,148
Net Change in Unrealized Appreciation (Depreciation)	(26,131,831)	578,407
Net Realized and Change in Unrealized Gain	18,630,176	249,752
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,306,303	$(265,247)

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

90

ARDEN INVESTMENT SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Arden Alternative Strategies Fund (consolidated)**
	Year Ended October 31, 2014	November 27, 2012* through October 31, 2013
OPERATIONS
Net investment income (loss)	$(12,323,873)	$(13,538,061)
Net realized gain (loss)	44,762,007	26,427,506
Net unrealized appreciation (depreciation)	(26,131,831)	28,559,574
Net Increase (Decrease) in Net Assets Resulting from Operations	6,306,303	41,449,019
DISTRIBUTIONS
Class I
Net realized gain	(33,995,013)	—
Total Distributions	(33,995,013)	—
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	250,886,050	1,110,075,043
Cost of shares redeemed	(116,281,380)	(117,454,845)
Reinvestments	33,995,013	—
Net Increase (Decrease) from Capital Transactions	168,599,683	992,620,198
Total Increase (Decrease) in Net Assets	140,910,973	1,034,069,217
NET ASSETS
Beginning of period	1,034,299,217	230,000
End of Period	$1,175,210,190	$1,034,299,217
Accumulated undistributed net investment income (loss) included in end of period net assets	$(209,676)	$(276,711)
SHARE TRANSACTIONS
Class I
Beginning of period	98,617,754	23,000
Shares issued	24,105,064	110,023,734
Shares redeemed	(11,182,300)	(11,428,980)
Shares reinvested	3,297,285	—
Shares Outstanding, End of Period	114,837,803	98,617,754

See Accompanying Notes to the Financial Statements.

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ARDEN INVESTMENT SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (Continued)

Arden Alternative Strategies II
February 3, 2014* through October 31, 2014
OPERATIONS
Net investment income (loss)	$(514,999)
Net realized gain (loss)	(328,655)
Net unrealized appreciation (depreciation)	578,407
Net Increase (Decrease) in Net Assets Resulting from Operations	(265,247)
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	70,405,989
Cost of shares redeemed	(5,110,788)
Net Increase (Decrease) from Capital Transactions	65,295,201
Advisor Class
Proceeds from shares issued	5,488,100
Cost of shares redeemed	(3,265,216)
Net Increase (Decrease) from Capital Transactions	2,222,884
Total Increase (Decrease) in Net Assets	67,252,838
NET ASSETS
Beginning of period	—
End of Period	$67,252,838
Accumulated undistributed net investment income (loss) included in end of period net assets	$(107,587)
SHARE TRANSACTIONS
Class I
Beginning of period	—
Shares issued	6,981,633
Shares redeemed	(501,580)
Shares Outstanding, End of Period	6,480,053
Advisor Class
Beginning of period	—
Shares issued	536,015
Shares redeemed	(320,368)
Shares Outstanding, End of Period	215,647

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

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ARDEN INVESTMENT SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGH THE PERIOD

	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net realized gains
Arden Alternative Strategies Fund
Class I
Year ended October 31, 2014	$10.49	$(0.11)	$0.19	$0.08	$(0.34)
For the period 11/27/12* — 10/31/13	10.00	(0.15)	0.64	0.49	—
Arden Alternative Strategies II
Class I
For the period 02/03/14* — 10/31/14	10.00	(0.10)	0.14	0.04	—
Advisor Class
For the period 02/03/14* — 10/31/14	10.00	(0.11)	0.14	0.03	—

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

See Accompanying Notes to the Financial Statements.

94

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)
Net asset value, end of period	Expenses before waivers and after expenses related to securities sold short	Expenses after waivers and after expenses related to securities sold short	Expenses after waivers and before expenses related to securities sold short	Net investment income (loss)	Net Asset Value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)

$10.23	3.80%	3.66%	2.09%	(1.09)%	0.73%	460%	$1,175,210
10.49	3.28%	3.28%	2.43%	(1.59)%	4.90%	404%	1,034,299

10.04	6.40%	3.63%	1.99%	(1.26)%	0.40%	251%	65,091

10.03	6.65%	3.88%	2.24%	(1.51)%	0.30%	251%	2,162

See Accompanying Notes to the Financial Statements.

95

ARDEN INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2014

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”) (formerly known as Arden Variable Alternative Strategies Fund), which is registered with the Securities and Exchange Commission but has not commenced operations as of October 31, 2014.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds apply Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could materially differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.
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Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the last available bid (long positions) or ask (short positions) price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee (“Pricing Committee”), operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At October 31, 2014, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically
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by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities
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and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation or deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies in the Statements of Operations.

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 — Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The following is a summary of the valuations at October 31, 2014 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. As of and for the period ended
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October 31, 2014, there were no transfers between Level 1, 2 or 3. At October 31, 2014, there were no Level 3 investments held.

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$796,509,762	$—	$796,509,762
Preferred Stocks^	174,584	—	174,584
Exchange Traded Funds	13,008,750	—	13,008,750
Mutual Funds	588,830	—	588,830
Agency CMO	—	6,815,707	6,815,707
Corporate Bonds^	—	151,624,995	151,624,995
Municipal Bonds	—	22,751,182	22,751,182
Sovereign Governments	—	6,690,440	6,690,440
U.S. Government Securities	—	27,326,870	27,326,870
Rights	7,747	—	7,747
Warrants	1,004,106	—	1,004,106
Purchased Options	1,606,142	—	1,606,142
Swaptions	—	235,922	235,922
Total Investments	$812,899,921	$215,445,116	$1,028,345,037
Derivatives:
Futures Contracts*	$3,520,993	$—	$3,520,993
Total Return Swap Contracts	—	101,422	101,422
Credit Default Swaps Contracts*	—	7,881,538	7,881,538
Interest Rate Swaps Contracts*	—	3,586,463	3,586,463
Forward Currency Contracts	—	1,987,843	1,987,843
Total Derivatives	$3,520,993	$13,557,266	$17,078,259

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$563,355,834	$—	$563,355,834
Exchange Traded Funds	106,027,894	—	106,027,894
Corporate Bonds^	—	30,297,352	30,297,352
U.S. Government Securities	—	21,844,927	21,844,927
Rights	212	—	212
Written Options	170,167	—	170,167
Swaptions	—	116,352	116,352
Total Investments	$669,554,107	$52,258,631	$721,812,738
Derivatives:
Futures Contracts*	$4,735,609	$—	$4,735,609
Equity Total Return Swap Contracts	—	327,842	327,842
Credit Default Swaps Contracts*	—	7,592,629	7,592,629
Forward Currency Contracts	—	764,386	764,386
Total Derivatives	$4,735,609	$8,684,857	$13,420,466
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Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$59,077,711	$—	$59,077,711
Exchange Traded Funds	9,810	—	9,810
Mutual Funds	47,575	—	47,575
Corporate Bonds^	—	4,665,573	4,665,573
Municipal Bonds	—	2,284,267	2,284,267
U.S. Government Securities	—	649,513	649,513
Rights	7,619	—	7,619
Purchased Options	166,337	—	166,337
Total Investments	$59,309,052	$7,599,353	$66,908,405
Derivatives:
Equity Total Return Swap Contracts	$—	$12,167	$12,167
Credit Default Swaps Contracts*	—	172,669	172,669
Forward Currency Contracts	—	72,382	72,382
Total Derivatives	$—	$257,218	$257,218

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$29,775,041	$—	$29,775,041
Exchange Traded Funds	15,080,527	—	15,080,527
Corporate Bonds^	—	1,771,892	1,771,892
U.S. Government Securities	—	1,276,310	1,276,310
Rights	17	—	17
Written Options	16,292	—	16,292
Total Investments	$44,871,877	$3,048,202	$47,920,079
Derivatives:
Futures Contracts*	$14,455	$—	$14,455
Total Return Swap Contracts	—	27,983	27,983
Credit Default Swaps Contracts*	—	11,226	11,226
Forward Currency Contracts	—	17,234	17,234
Total Derivatives	$14,455	$56,443	$70,898

^	See Schedule of Investments for industry breakdown.

*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation or depreciation as detailed in the futures contracts and centrally cleared swaps on the Schedules of Investments, but only the variation margin to be received or paid, if any, is reported within the Statements of Assets and Liabilities.

Foreign Securities and Forward Currency Contracts:

The Funds may invest in securities of foreign issuers and in depositary receipts, such as ADRs that represent indirect interests in securities of foreign issuers. Foreign securities in which the Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Funds may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes
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and non-hedging purposes to pursue their investment objectives. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow the Funds to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There are no requirements that a Fund hedge all or any portion of its exposure to foreign currency risks.

Securities Sold Short:

The Funds engage in short sales, which are sales of securities which have been borrowed from a broker-dealer on the expectation that the market price will decline. In return for borrowing securities from a broker-dealer, the Funds pay a financing fee to the broker dealer for the duration of the transaction. Such financing fees are reflected as expenses in each Fund’s Statement of Operations. If the price of the securities decreases, the Funds will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Funds may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets to the lender as collateral. Each Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender). Cash deposited with a broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. A Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Funds.

Warrants and Rights

The Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Options:

•	Written Options: Each Fund may write (sell) put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as a premium and as an equivalent liability. The
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amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, a Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, a Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which a Fund purchases upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of a written option could result in the Funds selling or buying a derivative instrument, security, index or currency at a price different from current market value.

Written options, where each Fund would be obligated to purchase or sell certain securities at specified prices (i.e. the options are exercised by the counterparties) constitute a financial guarantee. The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, whereas the maximum payout for written call options provides no limitations and is contingent upon the number of contracts written and the market price of the underlying instrument at the date of a payout. At October 31, 2014, the AASF and AAS II had maximum payout amounts of approximately $11,298,250 and $1,139,450, respectively, relating to written put option contracts, which expire within one month of October 31, 2014. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The fair values of written put option contracts as of October 31, 2014 for the AASF and AAS II is $124,829 and $12,128, respectively, and are included as a liability on written options and swaptions, at value on the respective Statements of Assets and Liabilities.

•	Purchased Options: Each Fund may purchase put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. A Fund pays a premium which is included in its Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying derivative instrument, security, index or currency transaction to determine the realized gain or loss.

•	Swap Options (Swaptions): Each Fund may enter into swaptions similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Futures Contracts:

Futures contracts are agreements between a Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets,
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however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Funds might realize in trading could be eliminated by adverse changes in the exchange rate, and the Funds could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities, which are traded on domestic and foreign exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Upon entering into a futures contract, each Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes as an unrealized gain or loss on futures on the Statements of Assets and Liabilities until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures on the Statements of Operations. During the period ended October 31, 2014, each Fund had entered into long and short equity index futures contracts, foreign exchange rate futures contracts, interest rate futures contracts and commodity futures contracts.

Swap Agreements:

Each Fund may use swap agreements as part of its principal investment strategy to achieve its investment objective. Swap agreements include credit default, interest rate, equity total return swaps and contracts for differences. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

•	Credit Default Swap Contracts – Each Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect to issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront payments paid are recoded as cost and any upfront premium received are recorded as proceeds and are shown as net upfront premium paid and net upfront premium received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the swap. Periodic payments received or paid by a Fund are recorded in its Statements of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from a third-party pricing service or broker-dealers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts, which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Statements of Assets and Liabilities.
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The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding at October 31, 2014 for which a Fund is the seller of protection are disclosed in each Fund’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amount received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities. If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index. Implied credit spreads utilized in valuing the Funds’ investments as of October 31, 2014 are disclosed in each Fund’s Schedule of Investments when the Funds sold credit protection.

•	Total Return Swap Contracts – Each Fund enters into total return swaps to obtain exposure to an investment or market without owning a particular instrument or index or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons/dividends plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. In the normal course of business, the Funds enter into both long and short total return swap contracts.

•	Contracts for Differences – Each Fund enters in to contracts for differences (“CFD”) as a way to gain exposure to an underlying security without owning the security. CFD contracts are generally entered into based on a specific amount of shares of the reference security. CFDs require a Fund to pay/receive an amount equal to the appreciation or depreciation of the security upon the end of the contract based on the number of shares. If a Fund is long the CFD, it will receive payments based on the appreciation of the underlying security at the end of a contractual period. If the underlying asset depreciates, the Fund will make such payments. In the normal course of business, the Funds enter into both long and short CFD contracts.

•	Interest Rate Swaps Contracts – Each Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Interest rate swaps are marked to market daily based on quotations as provided by a third-party pricing service or broker-dealers and the
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change is recorded as unrealized gain or loss. Each Fund’s maximum risk of loss from counter-party credit risk in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive. Interest rate contracts outstanding, including their respective notional amounts at period end, are listed after each Fund’s Schedule of Investments if applicable.

•	Centrally Cleared Swap Contracts – Certain clearing houses currently offer clearing for limited types of derivatives transactions, such as interest rate swaps and credit default swaps. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. Each Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearing house; the margin required by a clearing house may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing. The valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gains or losses are recorded which is reflected in the Statements of Operations.

Each Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master netting agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow a Fund to offset certain derivative financial instruments’ between each other and with collateral. At October 31, 2014, each Fund presented its derivative financial instruments gross in its Statements of Assets and Liabilities and has a policy not to offset collateral against the fair market value of derivative financial instruments.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that: (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of these disclosures can be found below as well as in each Fund’s Schedule of Investments.

Non-centrally cleared swap agreements, contracts for differences, forward foreign currency contracts and swaptions entered into by the Funds are covered by ISDA Master Agreements, which may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in each Fund’s Schedule of Investments. The aggregate fair value of assets that are already posted as collateral for such instruments at October 31, 2014 are reflected in each Fund’s Statement of Assets and Liabilities. If a Fund’s applicable credit-risk related contingent features were triggered as of October 31, 2014, the
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2.	Summary of Significant Accounting Policies (Continued)

Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. For the period ending October 31, 2014, credit-risk related contingency features were not triggered by the Funds.

The fair value of derivative instruments reflected in the Statements of Assets and Liabilities at October 31, 2014 are as follows:

Arden Alternative Strategies Fund

	Assets
Statements of Asset and Liabilities Location	Unrealized Appreciation on Futures Contracts(a)	Swap Agreements at Fair Value(b)	Unrealized Appreciation on Forward Currency Contracts	Purchased Options and Swaptions at Fair Value(c)	Rights and Warrants(c)
Equity Risk Exposure	$1,298,512	$101,422	$—	$1,606,142	$1,011,853
Foreign Exchange Rate Risk Exposure	145,884	—	1,987,843	—	—
Interest Rate Risk Exposure	251,582	3,586,463	—	—	—
Credit Risk Exposure	—	7,881,538	—	235,922	—
Commodity Exposure	1,825,015	—	—	—	—
Total	$3,520,993	$11,569,423	$1,987,843	$1,842,064	$1,011,853

	Liabilities
Statements of Asset and Liabilities Location	Unrealized Depreciation on Futures Contracts(a)	Swap Agreements at Fair Value(b)	Unrealized Depreciation on Forward Currency Contracts	Written Options and Swaptions at Fair Value	Rights(c)

Equity Risk Exposure	$1,182,243	$268,476	$—	$170,167	$212
Foreign Exchange Rate Risk Exposure	1,471	—	764,386	—	—
Interest Rate Risk Exposure	110,629	59,366	—	—	—
Credit Risk Exposure	—	7,592,629	—	116,352	—
Commodity Exposure	3,441,266	—	—	—	—
Total	$4,735,609	$7,920,471	$764,386	$286,519	$212

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin for futures contracts is reported in the Consolidated Statement of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Consolidated Schedule of Investments. Only variation margin is reported for centrally cleared swap contracts in the Consolidated Statement of Assets and Liabilities.

(c)	Amounts are included within the Investments in Securities and/or securities sold short, at Value in the Consolidated Statement of Assets and Liabilities.
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2.	Summary of Significant Accounting Policies (Continued)

	Net realized gain (loss) on derivatives recognized as a result from operations
Statements of Operations Location – Net Realized Gain (Loss)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options and Swaptions(a)	Written Options and Swaptions	Rights and Warrants(a)
Equity Risk Exposure	$(1,839,503)	$(1,641,487)	$—	$(3,962,400)	$268,476	$(318,108)
Foreign Exchange Rate Risk Exposure	(186,596)	—	4,365,932	—	—	—
Interest Rate Risk Exposure	2,711,773	805,645	—	20,697	13,640	—
Credit Risk Exposure	—	3,484,495	—	(375,293)	78,506	—
Commodity Exposure	26,076	—	—	—	—	—
Total	$711,750	$2,648,653	$4,365,932	$(4,316,996)	$360,622	$(318,108)

(a)	Amounts are included in the net realized gain (loss) on Investments in Securities and/or securities sold short in the Consolidated Statement of Operations.

	Net Change in Unrealized appreciation (depreciation) recognized as a result from operations
Statements of Operations Location – Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options and Swaptions(a)	Written Options and Swaptions	Rights and Warrants(a)
Equity Risk Exposure	$433,099	$(338,523)	$—	$452,467	$69,546	$(93,396)
Foreign Exchange Rate Risk Exposure	243,433	—	1,674,070	—	—	—
Interest Rate Risk Exposure	(568,570)	2,645,741	—	(120,528)	147,793	—
Credit Risk Exposure	—	(1,706,167)	—	(118,978)	81,247	—
Commodity Exposure	(1,702,522)	—	—	—	—	—
Total	$(1,594,560)	$601,051	$1,674,070	$212,961	$298,586	$(93,396)

(a)	Amounts are included in the net change in unrealized appreciation (depreciation) on Investments in Securities and/or securities sold short in the Consolidated Statement of Operations.
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2.	Summary of Significant Accounting Policies (Continued)

Arden Alternative Strategies II

	Assets				Liabilities
Statements of Asset and Liabilities Location	Swap Agreements at Fair Value(b)	Unrealized Appreciation on Forward Currency Contracts	Purchased Options at Fair Value(c)	Rights(c)	Unrealized Depreciation on Futures Contracts(a)	Swap Agreements at Fair Value(b)	Unrealized Depreciation on Forward Currency Contracts	Written Options at Fair Value	Rights(c)
Equity Risk Exposure	$12,167	$—	$166,337	$7,619	$14,455	$27,983	$—	$16,292	$17
Foreign Exchange Rate Risk Exposure	—	72,382	—	—	—	—	17,234	—	—
Credit Risk Exposure	172,669	—	—	—	—	11,226	—	—	—
Total	$184,836	$72,382	$166,337	$7,619	$14,455	$39,209	$17,234	$16,292	$17

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only variation margin for futures contracts is reported in the Statement of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Schedule of Investments. Only variation margin is reported for centrally cleared swap contracts in the Statement of Assets and Liabilities.

(c)	Amounts are included within the Investments in Securities and/or securities sold short, at Value in the Statement of Assets and Liabilities.

	Net realized gain (loss) on derivatives recognized as a result from operations
Statements of Operations Location – Net Realized Gain (Loss)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options(a)	Written Options	Rights(a)
Equity Risk Exposure	$(161,521)	$(98,623)	$—	$83,764	$(80,907)	$(206)
Foreign Exchange Rate Risk Exposure	—	—	151,306	—	—	—
Credit Risk Exposure	—	3,011	—	—	—	—
Total	$(161,521)	$(95,612)	$151,306	$83,764	$(80,907)	$(206)

(a)	Amounts are included in the net realized gain (loss) on Investments in Securities and/or securities sold short in the Statements of Operations.
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2.	Summary of Significant Accounting Policies (Continued)

	Unrealized appreciation (depreciation) recognized as a result from operations
Statements of Operations Location – Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options(a)	Written Options	Rights(a)
Equity Risk Exposure	$(14,455)	$(15,816)	$—	$33,341	$7,872	$1,214
Foreign Exchange Rate Risk Exposure	—	—	55,148	—	—	—
Credit Risk Exposure	—	(79,706)	—	—	—	—
Total	$(14,455)	$(95,522)	$55,148	$33,341	$7,872	$1,214

(a)	Amounts are included in the unrealized appreciation (depreciation) on Investments in Securities and/or securities sold short in the Statements of Operations.

For the period ended October 31, 2014, the quarterly average absolute values of the derivatives held by each Fund, which represents trading activity for the period then ended, were as follows:

	Arden Alternative Strategies Fund	Arden Alternative Strategies II
Commodity Risk Exposure:
Average value of purchased	$24,401,880	$—
Average value of sold	14,311,841	—

Credit Risk Exposure:
Average value of purchased	7,140,700	98,467
Average value of sold	5,324,187	9,797

Equity Risk Exposure:
Average value of purchased	54,975,151	185,237
Average value of sold	41,283,315	2,060,749

Forward Exchange Rate Risk Exposure:
Average value of purchased	39,342,637	550,016
Average value of sold	105,681,895	2,479,824

Interest Rate Exposure:
Average value of purchased	253,629,942	—
Average value of sold	14,901,575	—

Offsetting of Financial and Derivative Assets and Liabilities

In December 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with FASB ASC Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC Topic 210 “Balance Sheet” or ASC Topic 815, or subject to an enforceable master netting arrangement or similar arrangement. The Funds adopted ASU 2011-11 and ASU 2013-01 in the current reporting period.

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OCTOBER 31, 2014

2.	Summary of Significant Accounting Policies (Continued)

Included within the tables are non-centrally cleared swap agreements and forward foreign currency contracts (covered under an ISDA Master Agreements) as applicable, as of October 31, 2014. Centrally cleared swap agreements, futures contracts, rights, warrants and exchange traded options are not subject to a master netting arrangement or similar agreement.

Assets

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
Barclays plc	$501,571	$(501,571)	$—	$—
Goldman Sachs Capital	37,533	(37,533)	—	—
JPMorgan Chase Bank	4,655,410	(4,076,141)	—	579,269
Morgan Stanley	240,078	(240,078)	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$5,434,592	$(4,855,232)	$—	$579,269

Liabilities

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral posted	Net amount
Counterparty
Barclays plc	$(518,361)	$501,571	$16,790	$—
Goldman Sachs Capital	(712,263)	37,533	674,730	—
JPMorgan Chase Bank	(4,076,141)	4,076,141	—	—
Morgan Stanley	(1,041,863)	240,078	801,785	—
Total derivatives subject to a master netting arrangement or similar agreement	$(6,348,628)	$4,855,323	$1,493,305	$—
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OCTOBER 31, 2014

2.	Summary of Significant Accounting Policies (Continued)

Assets

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies II	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
JPMorgan Chase Bank	$245,051	$(28,460)	$—	$216,591
Morgan Stanley	12,167	(12,167)	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$257,218	$(40,627)	$—	$216,591

Liabilities

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies II	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral posted	Net amount
Counterparty
JPMorgan Chase Bank	$(28,460)	$28,460	$—	$—
Morgan Stanley	(27,983)	12,167	15,816	—
Total derivatives subject to a master netting arrangement or similar agreement	$(56,443)	$40,627	$15,816	$—

Included within the tables below are securities lending (covered under Master Securities Loan Agreement) as of October 31, 2014.

Assets

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
JPMorgan Chase Bank	$82,536,705	$—	$(82,536,705)	$—
Total subject to a master netting arrangement or similar agreement	$82,536,705	$—	$(82,536,705)	$—
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OCTOBER 31, 2014

2.	Summary of Significant Accounting Policies (Continued)

Assets

		Gross amounts not offset in the Statement of Assets & Liabilities
Arden Alternative Strategies II	Gross amounts presented in the Statement of Assets & Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
JPMorgan Chase Bank	$6,751,681	$—	$(6,675,244)	$76,437
Total subject to a master netting arrangement or similar agreement	$6,751,681	$—	$(6,675,244)	$76,437

Securities Lending:

Each Fund may lend its portfolio securities to brokers, dealers and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets pursuant to Master Securities Loan Agreement. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loans and obtain the return of the securities loaned. Each Fund will be entitled to the interest and dividends on its loaned securities. These loans are expected to be used to leverage a Fund’s assets i.e., while the Fund continues to receive the income on the loaned securities, it can invest the cash collateral received in any securities or instruments consistent with its investment objective and earn returns thereon. Each Fund will be required to return the collateral with the interest at a predetermined fixed or floating rate and because its interest obligations and transaction costs may turn out to be greater or less than the return on the Fund’s investments of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. The Funds also continue to receive income on loaned securities while earning returns on the cash amounts reinvested for the purchase of investment in securities. Income from securities lending for AASF and AAS II, totaling $749,715 and $10,745, respectively, are included in securities lending income in each Fund’s Statement of Operations. At October 31, 2014, all collateral of such lending was in cash.

The value of loaned securities and related collateral at October 31, 2014 were as follows:

Fund	Market value of securities loaned	Market value of collateral received on securities loaned*
Arden Alternative Strategies Fund	$ 82,536,705	$ 83,031,693
Arden Alternative Strategies II	6,751,681	6,675,244

*	Amounts are as of October 31, 2014. Additional collateral was subsequently received from borrowers in accordance with AAS II’s securities lending standards and guidelines.

Securities Traded on To-Be-Announced:

Each Fund may from time to time purchase, or sell short, securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in its records in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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OCTOBER 31, 2014

2.	Summary of Significant Accounting Policies (Continued)

Indemnifications:

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds have not had such claims or losses through October 31, 2014 pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. The amortized cost method of valuation, which approximates market value, generally is used to value cash equivalents.

Organizational and Offering Costs:

Any and all organizational offering costs incurred in connection with the organization and offering of the Trust have been paid by the Adviser and subsequently reimbursed by the Funds. Organizational costs are expensed as incurred and offering costs are amortized over 12 months beginning on date of commencement of operations.

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares.

Federal Income Tax:

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing substantially all of its net investment income during each calendar year, net realized capital gains and certain other amounts during each calendar year, if any, the Funds intend not to be subject to a federal excise tax.

As of October 31, 2014, management of each Fund has reviewed the open tax period since inception and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Each Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2014, the Funds did not incur any interest or penalties.

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OCTOBER 31, 2014

2.	Summary of Significant Accounting Policies (Continued)

The tax character of distributions paid for the tax period ended October 31, 2014 were as follows:

	Year ended October 31, 2014			Year ended October 31, 2013
	distributions paid from			distributions paid from
	Ordinary income	Long term capital gains	Total distributions	Ordinary income	Long term capital gains	Total distributions
Arden Alternative Strategies Fund(a)	$33,995,013	$—	$33,995,013	$—	$—	$—
Arden Alternative Strategies II(a)	—	—	—	N/A	N/A	N/A

(a) AASF commenced operations on November 27, 2012 and AAS II commenced operations on February 3, 2014.

At October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Net unrealized	Total
	ordinary income	long term capital gains	realized capital and other losses	appreciation (depreciation)	accumulated earnings (deficit)
Arden Alternative Strategies Fund	$34,901,511	$38,498,073	$(9,371,678)	$(55,171,490)	$8,856,416
Arden Alternative Strategies II	2,518,914	—	(527,779)	(2,056,929)	(65,794)

Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences have no effect on net assets. The effect of such permanent differences on the Funds, which includes reclassifications of foreign currency gain (loss), dividends paid on certain securities loaned, net operating loss, investments in the Subsidiary, income from certain swap agreements, investments in real estate investments trusts, investments in partnerships, investments in passive foreign investment companies, investments in business development companies, return of capital distributions received, non-deductible expenses and investments in trusts, resulted in the following reclassifications, as of October 31, 2014, among the Funds’ components of net assets:

	Accumulated undistributed net investment income	Accumulated net realized gain (loss) on investments	Paid in capital
Arden Alternative Strategies Fund	$12,390,908	$(18,560,258)	$6,169,350
Arden Alternative Strategies II	407,412	(372,307)	(35,105)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2014, the Funds did not have ordinary late year loss deferrals or post-enactment capital loss carryforwards to offset future net capital gains.

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OCTOBER 31, 2014

3.	Investment Transactions and Related Income

Investment transactions are accounted on trade date for financial reporting purposes. Interest income and expense is recognized on an accrual basis. Bond discounts are accreted and premiums are amortized over the expected life of each applicable security using the yield to maturity method. Dividend income and expense is recorded on the ex-dividend date. Realized gains or losses on sales of investments are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

4.	Purchase and Redemption of Shares

AASF currently offers Class I shares and AAS II currently offers Class A, C, R, I and Advisor shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Funds’ shares do not charge redemption fees.

AASF’s Class I shares are offered primarily for investors who are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor (as defined below) to offer Class I shares. The minimum initial investment for Class I shares of AASF is $1,000. The minimum initial investment for Class I shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. For AAS II, the minimum initial investment for Class A, Class C, Class R shares and Advisor Class shares is $1,000. Subsequent investments for those classes must be made in amounts of $500 or more. Class I shares of AAS II are only offered to certain eligible investors meeting a minimum initial investment of $100,000 (with subsequent investments subject to a $1,000 minimum). Investors meeting these requirements must fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(K) or 457 plans) meeting a $5 million minimum initial investment amount; (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser. Class I shares of both AASF and AAS II may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Funds or the Distributor (as defined below) to sell shares or by contacting management of the Funds by mail or telephone.

5.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreements (collectively the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages each Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and assumption of Fund expenses, the Adviser is entitled to an investment management fee from each Fund, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of each Fund up to and including $1 billion; (ii) 1.65% of total average

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OCTOBER 31, 2014

5.	Investment Advisory Agreement (Continued)

annual net assets of each Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of each Fund in excess of $2 billion. During the period ended October 31, 2014, AASF and AAS II incurred fees of $20,604,105 and $751,108, respectively, of which $1,315,912 and $248,389, respectively, remain payable at period end.

The Adviser has contractually agreed, pursuant to an expense limitation and reimbursement agreements (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses (excluding any “Underlying Funds’” (funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) fees and expenses, fees paid pursuant to a Rule 12b-1 plan, if any, dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Funds), to the extent necessary to limit the ordinary operating expenses of each Fund’s share classes to 1.99% per annum of the average daily net assets for AASF and AAS II. Prior to April 1, 2014, the expense limitation for AASF’s Class I shares was 2.50%. Additionally, the Expense Limitation Agreement provides that the Adviser will waive its advisory fee payable under the Advisory Agreement to the extent necessary to reimburse each Fund for any management fees to which it is subject as an investor in Underlying Funds that are not exchange-traded funds. The Expense Limitation Agreement for Class I shares of AASF will terminate on October 31, 2015, unless terminated sooner by AASF’s Board. After such date, it may by renewed, terminated or revised by the Adviser. The Expense Limitation Agreement for each share Class of AAS II will remain in effect indefinitely unless terminated or changed by AAS II’s Board. During the period ended October 31, 2014, there were $1,572,556 and $1,119,623 ($1,087,814 for Class I and $31,809 for Advisor Class) of reimbursed expenses related to the Expense Limitation Agreement for AASF and AAS II, respectively.

6.	Other Agreements

Pursuant to the sub-advisory agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Funds allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Funds in their discretion and will implement investment programs for the Funds’ assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fees received by the Adviser.

JPMorgan Chase Bank, N.A. serves as the administrator (the “Administrator”) to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator a monthly fee, accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A. serves as the custodian to the Funds in accordance with custodian agreement. Custodian fees are payable monthly by each Fund based on its aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services LLC serves as the transfer agent to the Funds.

Arden Securities LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

7.	Trustee Fees and Related Parties

At October 31, 2014, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

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OCTOBER 31, 2014

7.	Trustee Fees and Related Parties (Continued)

The Trust compensates each trustee who is not an officer, director or employee of the Trust, for his or her services as a trustee of the Trust or as a member of the Board. The independent trustees are each paid an annual retainer of $10,000 by AASF and AAS II, and are reimbursed for travel-related expenses by the Trust. The trustees do not receive any pension or retirement benefits from the Funds in the Fund Complex (as defined below). The Fund Complex includes AASF, AAS II and AASV (all of which are series of the Trust), as well as Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C..

8.	Investment Transactions

For the period ended October 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments and U.S. government and agency securities and derivative investments, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
Arden Alternative Strategies Fund	$5,043,282,735	$3,742,462,858	$4,985,072,012	$3,900,433,270

Arden Alternative Strategies II	201,122,020	117,167,250	138,095,918	161,751,628

9.	Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of your investment in a Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Funds’ objectives.

As an investor in a Fund, your investment is subject to the following risks:

Counterparty Credit Risk is the risk with respect to its use of derivatives and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser or a Sub-Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. The Adviser and Sub-Advisers will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Funds. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Multi-Manager Risk is the risk that the success of a Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Funds’ investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Event Driven Trading involves the risk that the event identified may not occur as anticipated or may not have the anticipated effect, which may result in a negative impact upon the market price of securities held by the Funds.

Equity Market Risk is the risk that the market value of the securities in which the Funds invest may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

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OCTOBER 31, 2014

9.	Principal Risks (Continued)

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for a Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Advisers (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Funds’ performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Funds may invest in foreign securities, the Funds may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Funds trade in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore funds.

Derivative Risk is the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives may be a significant component of a Fund’s investment strategy.

Derivatives Forward Foreign Currency Contracts Risk is the risk that a Fund may be exposed to when it agrees to enter into a type of derivative contract whereby the Funds may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. The Funds’ investments or hedging strategies may not achieve their objectives. Investments in these instruments also subject the Funds to counterparty risk.

Derivatives Futures Risk is the risk that a Fund may be exposed to if it enters into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivatives Risks” described above.

Derivatives Options Risk is the risk that a Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If a Fund sells a put option, there is a risk that it may be required to buy the underlying asset at a disadvantageous price. If a Fund sells a call option, there is a risk that it may be required to sell the underlying asset at a disadvantageous price. If a Fund sells a call option on an underlying asset that it owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

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OCTOBER 31, 2014

9.	Principal Risks (Continued)

Derivatives Swaps/Contracts for Differences Risk involves greater risks than direct investment in the underlying securities because swaps and contracts for differences are subject to the risks relating to “Derivatives” described above. Further, total return swaps and contracts for differences are also subject to the particular risk that they could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Short Sales are expected to comprise a significant component of the Funds’ investment strategies. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Funds to leverage risk (i.e., the risk that losses could well exceed the Funds’ investments). This can occur, for example, when a Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Debt Securities held by the Funds are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Funds may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Funds to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Funds are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some, or all, of the Funds’ Sub-Advisers may borrow money from banks for investment purposes and, thus, the Funds may make margin purchases of securities, to the extent permitted by the 1940 Act. The Funds are also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, securities lending, derivatives or other instruments where the risk of loss exceeds the amount invested.

Securities Lending can involve risk of loss. A loan may be terminated at any time by the borrower or by a Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Funds’ benefit or downside risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Funds’ transaction costs. However, loans of securities will be made only to companies the Adviser or the Funds’ Administrator deems to be creditworthy (such creditworthiness will be determined based on procedures approved by the Board) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities.

Company Risk is the risk that a company in which the Funds are invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk is the risk associated with the Funds’ investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

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OCTOBER 31, 2014

10.	New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). The amendments in ASU 2011-14 impact the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. ASU 2011-14 is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of applying this standard.

121

Report of Independent Registered Public
Accounting Firm

The Board of Trustees and Shareholders of
Arden Investment Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Arden Investment Series Trust (comprising, respectively, Arden Alternative Strategies Fund and Arden Alternative Strategies II, collectively the “Trust”) as of October 31, 2014, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Arden Investment Series Trust at October 31, 2014, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
December 30, 2014

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Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended October 31, 2014.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended October 31, 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per period before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the periods. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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Expense Examples (Unaudited) (Continued)

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During the Period*	Annualized Expense Ratio During Period**
Arden Alternative Strategies Fund
Class I
Actual	$1,000.00	$986.50	$18.63	3.72	%**
Hypothetical	$1,000.00	$1,006.45	$18.81	3.72%
Arden Alternative Strategies II
Class I
Actual	$1,000.00	$987.20	$18.93	3.78	%**
Hypothetical	$1,000.00	$1,006.15	$19.11	3.78%
Advisor Class
Actual	$1,000.00	$986.20	$20.18	4.03	%**
Hypothetical	$1,000.00	$1,004.89	$20.37	4.03%

*	Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

**	The annualized expense ratio, excluding dividend and interest expense associated with securities sold short, is 1.99%, 1.99% and 2.24%, respectively.
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Additional Information
(Unaudited)

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, (i) upon request, by calling (866)733-7145; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds” Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

I. Approval of Advisory Agreement with Arden Asset Management LLC for Arden Alternative Strategies II

At a meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust (the “Trust”) held on May 24, 2013, the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (“1940 Act”) of the Fund (the “Independent Trustees”), unanimously approved the proposed Advisory Agreement between the Trust and Arden Asset Management LLC (“Arden” or the “Adviser”) on behalf of Arden Alternative Strategies II (the “Fund”), a series of the Trust. The Fund commenced operations on February 3, 2014. The investment advisory agreement between the Fund and Arden may be continued in effect from year to year subject to approval by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund; provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 19, 2014, all of the Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

The Nature, Quality and Extent of Services to be Provided by the Adviser.

The Trustees reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. The Independent Trustees considered the Adviser’s ability to identify and select quality sub-advisers, provide ongoing oversight and monitoring of the sub-advisers and the Trust’s other third-party service providers, and monitor compliance with applicable Fund policies and procedures, including the Fund’s adherence to its investment restrictions. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.

Investment Performance of the Adviser.

In connection with its evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of (i) the S&P 500 Total Return Index, HFRX Absolute Return Index and BarCap U.S. Aggregate Bond Index (collectively, the “Indices”) and (ii) a peer group of competitors (the “Performance Peer Group”). The Trustees observed that the short-term performance of the Fund, for its brief period of operations, was lower than the performance of the Indices.

Cost of the Services Provided and Profits Realized by the Adviser from its Relationship with the Fund.

The Independent Trustees also considered the costs of services provided by the Adviser. The Independent Trustees noted that under the Advisory Agreement, the Fund pays the Adviser a management fee of 1.85 percent that declines on additional assets as the Fund grows. The Independent Trustees also considered information showing a comparison of the management fee and expense ratio of the Fund compared with

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BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Continued) (Unaudited)

fees and expenses of other similar registered alternative mutual funds that employ multiple sub-advisers (“Expense Peer Group”). They also compared the advisory fee rate with those charged by Arden to other accounts that it manages. Additionally, the Independent Trustees considered that Arden has entered into an expense limitation agreement with respect to the Fund. It was noted that the fee paid to the Adviser includes any fees payable to the Fund’s sub-advisers. The Trustees found that the advisory fee rate paid under the Advisory Agreement is within the range of those fee rates paid by other similar funds in the Expense Peer Group, though observing that the rate for the Fund is on the higher end of the range. They also observed that the Fund’s expense ratio was lower, before waivers and reimbursements, than the average expense ratio for the Expense Peer Group.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board noted that the Adviser’s profitability generated from the Trust was not excessive.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board also considered that due to the Fund’s small size there were not yet opportunities for economies of scale to be realized by the Fund. (In this regard, the Independent Trustees took into account that the Fund’s advisory fee rate declines as Fund assets exceed various breakpoints.)

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreement for an additional year.

II. Approval of Advisory Agreement with Arden Asset Management LLC for Arden Alternative Strategies Fund

The Advisory Agreement between Arden Investment Series Trust and Arden Asset Management LLC (“Arden” or the “Adviser”), on behalf of Arden Alternative Strategies Fund (the “Fund”), may be continued in effect from year to year subject to approval by: (i) the Board of Trustees (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 19, 2014, all of the Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

The Nature, Quality and Extent of Services to be Provided by the Adviser.

The Trustees reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. The Independent Trustees

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BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Continued) (Unaudited)

considered the Adviser’s ability to identify and select quality sub-advisers, provide ongoing oversight and monitoring of the sub-advisers and the Trust’s other third-party service providers and monitor compliance with applicable Fund policies and procedures, including the Fund’s adherence to its investment restrictions. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.

Investment Performance of the Adviser.

In connection with its evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of (i) the S&P 500 Total Return Index (“S&P Index”), HFRX Absolute Return Index (“HFRX Index”) and BarCap U.S. Aggregate Bond Index (“BarCap Index”) and (ii) a peer group of competitors (the “Performance Peer Group”). The Trustees observed that the Fund’s performance was better than the performance of the HFRX Index but lower than the performance of the S&P Index and BarCap Index for the one-year period and that the performance was lower than a majority of the funds in its Performance Peer Group. However, the Fund’s more conservative mandate (seeking lower volatility) was noted.

Cost of the Services Provided and Profits Realized by the Adviser from its Relationship with the Fund.

The Independent Trustees also considered the costs of services provided by the Adviser. The Independent Trustees noted that under the Advisory Agreement, the Fund pays the Adviser a management fee of 1.85 percent that declines on additional assets as the Fund grows. The Independent Trustees also considered information showing a comparison of the management fee and expense ratio of the Fund compared with fees and expenses of other similar registered alternative mutual funds that employ multiple sub-advisers (“Expense Peer Group”). They also compared the advisory fee rate with those charged by Arden to other accounts that it manages. Additionally, the Independent Trustees considered that Arden has entered into an expense limitation agreement with respect to the Fund. It was noted that the fee paid to the Adviser includes any fees payable to the Fund’s sub-advisers. The Trustees found that the advisory fee rate paid under the Advisory Agreement is within the range of those fee rates paid by other similar funds in the Expense Peer Group, though observing that the rate for the Fund is on the higher end of the range. They also observed that the Fund’s expense ratio was lower, after waivers and reimbursements, than the average expense ratio for the Expense Peer Group.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board noted that the Adviser’s profitability generated from the Trust was not excessive.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. In this regard, the Independent Trustees took into account that the Fund’s advisory fee rate declines as Fund assets exceed various breakpoints, which have not yet been surpassed.

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreement for an additional year.

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III. Approval of Renewal of Sub-Advisory Agreements for Arden Alternative Strategies Fund

Each investment sub-advisory agreement between Arden Investment Series Trust and Arden Asset Management LLC (“Arden” or the “Adviser”), on behalf of Arden Alternative Strategies Fund (the “Fund”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Trustees (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 19, 2014, all of the Trustees, including the Independent Trustees, approved the continuance of: (i) the sub-advisory agreement between Babson Capital Management LLC (“Babson”) and Arden for the Fund; (ii) the sub-advisory agreement between Chilton Investment Company, LLC (“Chilton”) and Arden for the Fund; (iii) the sub-advisory agreement between CQS (US), LLC and Arden for the Fund; (iv) the sub-advisory agreement between D. E. Shaw Investment Management L.L.C. and Arden for the Fund; (v) the sub-advisory agreement between JANA Partners LLC and Arden for the Fund; (vi) the sub-advisory agreement between MatlinPatterson - MPAM Credit Trading Partners L.P. and Arden for the Fund; (vii) the sub-advisory agreement between PEAK6 Advisors LLC and Arden for the Fund; (viii) the sub-advisory agreement between Santa Fe Partners LLC (“Santa Fe”) and Arden for the Fund; and (ix) the sub-advisory agreement between York Registered Holdings, L.P. and Arden for the Fund (each, a “Sub-Adviser” and collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”) for an additional year. In considering whether to renew the Sub-Advisory Agreements, the Board reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ services, including information concerning the services rendered to the Fund by each Sub-Adviser and the fees paid by the Adviser to each Sub-Adviser, as well as a summary of the legal duties of the Board under the 1940 Act. The Board also considered each Sub-Adviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Sub-Adviser’s capability and wherewithal to carry out its responsibilities under its applicable Sub-Advisory Agreement. In particular, the Board considered the following:

The Nature, Quality and Extent of Services to be Provided by the Sub-Advisers.

The Independent Trustees reviewed Arden’s presentation and materials concerning each Sub-Adviser and its services provided to the Fund. In connection with the sub-advisory services provided to the Fund, the Independent Trustees discussed the resources dedicated to the Fund by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered each Sub-Adviser’s adherence to the Fund’s investment strategies and restrictions. The Board also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to overall provide quality services to the Fund, as well as the Adviser’s representations in this regard. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the Trust Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will continue to receive the services required from each Sub-Adviser under its Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services being provided.

Investment Performance of the Sub-Advisers.

In connection with its evaluation of the services provided by the Sub-Advisers, the Board also considered the overall investment performance of the Fund (referred to above under Section II “Investment Performance”), as well as the individual performance of each Sub-Adviser and the Adviser’s process for monitoring such performance. The Board considered, in particular, the Adviser’s rationale for recommending the continued retention of each Sub-Adviser, noting that each Sub-Adviser’s performance, except Babson, Chilton and Santa Fe, had met expectations. With respect to Babson, Chilton and Santa Fe, the Trustees

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(Continued) (Unaudited)

observed the steps taken to improve performance, including certain adjustments made to their respective portfolio weightings and/or investment approach.

Cost of the Services Provided and Profits Realized by the Sub-Advisers from their Relationship with the Fund.

The Independent Trustees reviewed the sub-advisory fees paid under each Sub-Advisory Agreement, which are not paid by the Fund. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Fund. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the fees paid under each Sub-Advisory Agreement were fair and within the range of fees paid by other sub-advisers to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets were to increase significantly. They observed that the management rate paid to Arden includes breakpoints to allow for the realization of economies of scale as Fund assets exceed $1.0 billion, which breakpoints have not been surpassed.

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the sub-advisory fee structures to be fair and reasonable in light of the services provided by the Sub-Advisers. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the continuance of each of the Sub-Advisory Agreements for an additional year.

IV. Approval of Renewal of Sub-Advisory Agreements for Arden Alternative Strategies II

At a meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust (the “Trust”) held on May 24, 2013, the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 Act, as amended (“1940 Act”) of the Fund (the “Independent Trustees”), unanimously approved on behalf of Arden Alternative Strategies II (the “Fund”), a series of the Trust: (i) the sub-advisory agreement between Babson Capital Management LLC (“Babson”) and Arden Asset Management LLC (“Arden” or the “Adviser”); (ii) the sub-advisory agreement between Chilton Investment Company, LLC (“Chilton”) and Arden; (iii) the sub-advisory agreement between CQS (US), LLC (“CQS”) and Arden; (iv) the sub-advisory agreement between D. E. Shaw Investment Management L.L.C. and Arden; (v) the sub-advisory agreement between Eclectica Asset Management LLC (“Eclectica”) and Arden; (vi) the sub-advisory agreement between Estlander and Partners, Ltd. (“Estlander”) and Arden; (vii) the sub-advisory agreement between MatlinPatterson—MPAM Credit Trading Partners L.P. (“MatlinPatterson”) and Arden; (viii) the sub-advisory agreement between Numeric Investors LLC (“Numeric”) and Arden; (ix) the sub-advisory agreement between PEAK6 Advisors LLC and Arden (“PEAK6”); (x) the sub-advisory agreement between Santa Fe Partners LLC and Arden; and (xi) the sub-advisory agreement between York Registered Holdings, L.P. (“York”) and Arden. The Fund commenced operations on February 3, 2014. Each investment sub-advisory agreement between the Trust and Arden may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Trustees (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund; provided that, in either event, the continuance must also be approved by a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 19, 2014 (the “Meeting”), all of the Trustees, including the Independent Trustees, approved the continuance of: (i) the sub-advisory agreement between Babson and Arden for the Fund; (ii) the sub-advisory agreement between Chilton and Arden for the Fund; (iii) the sub-advisory agreement between CQS and Arden for the Fund; (iv) the sub-advisory

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(Continued) (Unaudited)

agreement between D. E. Shaw and Arden for the Fund; (v) the sub-advisory agreement between MatlinPatterson and Arden for the Fund; (vi) the sub-advisory agreement between PEAK6 and Arden for the Fund; (vii) the sub-advisory agreement between Santa Fe and Arden for the Fund; and (viii) the sub-advisory agreement between York and Arden for the Fund (each, a “Sub-Adviser” and collectively, the “Sub-Advisers” except with respect to Eclectica, Estlander and Numeric and the “Sub-Advisory Agreements” except with respect to the sub-advisory agreements with Eclectica, Estlander and Numeric) for an additional year. At the Meeting, the Board voted to terminate the sub-advisory agreements with Eclectica, Estlander and Numeric. In considering whether to renew the Sub-Advisory Agreements, the Board reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ services, including information concerning the services rendered to the Fund by each Sub-Adviser and the fees paid by the Adviser to each Sub-Adviser, as well as a summary of the legal duties of the Board under the 1940 Act. The Board also considered each Sub-Adviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Sub-Adviser’s capability and wherewithal to carry out its responsibilities under its applicable Sub-Advisory Agreement. In particular, the Board considered the following:

The Nature, Quality and Extent of Services Provided by the Sub-Advisers.

The Independent Trustees reviewed Arden’s presentation and materials concerning each Sub-Adviser and its services provided to the Fund. In connection with the sub-advisory services provided to the Fund, the Independent Trustees discussed the resources dedicated to the Fund by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered each Sub-Adviser’s adherence to the Fund’s investment strategies and restrictions. The Board also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to overall provide quality services to the Fund, as well as the Adviser’s representations in this regard. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the Trust Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will continue to receive the services required from each Sub-Adviser under its Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services being provided.

Investment Performance of the Sub-Advisers.

In connection with its evaluation of the services provided by the Sub-Advisers, the Board also considered the overall investment performance of the Fund (referred to above under Section I “Investment Performance”), as well as the individual performance of each Sub-Adviser and the Adviser’s process for monitoring such performance. The Board considered, in particular, the Adviser’s rationale for recommending the continued retention of each Sub-Adviser, noting that each Sub-Adviser’s performance, except Babson, Chilton and Santa Fe had met expectations. With respect to Babson, Chilton and Santa Fe, the Trustees observed the steps taken to improve performance, including certain adjustments made to their respective portfolio weightings and/or investment approach.

Cost of the Services Provided and Profits Realized by the Sub-Advisers from their Relationship with the Fund.

The Independent Trustees reviewed the sub-advisory fees paid under each Sub-Advisory Agreement, which are not paid by the Fund. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Fund. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the fees paid under each Sub-Advisory Agreement were fair and within the range of fees paid by other sub-advisers to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

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(Continued) (Unaudited)

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets were to increase significantly. They observed that the management rate paid to Arden includes breakpoints to allow for the realization of economies of scale as Fund assets exceed $1.0 billion, which breakpoints have not been surpassed.

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the sub-advisory fee rates to be fair and reasonable in light of the services provided by the Sub-Advisers. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the continuance of each of the Sub-Advisory Agreements for an additional year.

V. Approval of Sub-Advisory Agreements with River Canyon Fund Management LLC, J.P. Morgan Investment Management Inc., Ellington Management Group, LLC and Goldman Sachs Asset Management, L.P.

At the meeting of the Board of Trustees (“Board”) of Arden Investment Series Trust (the “Trust”) held on May 23, 2014 (“May Meeting”), the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (“1940 Act”), of the Fund (the “Independent Trustees”), unanimously approved, on behalf of Arden Alternative Strategies Fund and Arden Alternative Strategies II (collectively, the “Funds”): (i) the proposed sub-advisory agreement between River Canyon Fund Management LLC (“River Canyon”) and Arden Asset Management LLC (“Arden” or the “Adviser”); and (ii) the proposed Sub-Advisory Agreement between J.P. Morgan Investment Management Inc. (“JPM”) and Arden. At the meeting of the Board of the Trust held on September 19, 2014 (“September Meeting”), the Board, including all of the Independent Trustees unanimously approved, on behalf of the Funds: (i) the proposed sub-advisory agreement between Ellington Management Group, LLC (“Ellington”) and Arden; and (ii) the proposed sub-advisory agreement between Goldman Sachs Asset Management, L.P. (“GSAM,” and together with River Canyon, JPM and Ellington, the “Sub-Advisers” and the “Sub-Advisory Agreements”) and Arden. The Board had discussions with each proposed Sub-Adviser. The Board also had discussions with Arden and reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ proposed services, including with respect to the nature, extent and quality of services, financial condition and fees and expenses, investment performance and the code of ethics and compliance program of each Sub-Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the Sub-Advisory Agreements.

The Nature, Quality and Extent of Services to be Provided by the Sub-Advisers.

The Independent Trustees recalled and reviewed the presentations of the Sub-Advisers provided to the Board regarding their proposed services to the Funds. In connection with the sub-advisory services proposed to be provided to the Funds, the Independent Trustees discussed the resources proposed to be dedicated to the Funds by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered the Sub-Advisers’ ability to perform their obligations to the Funds and adhere to the Funds’ investment restrictions. The Trustees observed the scope of services required to be performed under each proposed Sub-Advisory Agreement. The Board also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Funds. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the Trust Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Funds will receive the services required from the Sub-Advisers under each Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Sub-Advisers.

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Board reviewed the Sub-

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(Continued) (Unaudited)

Advisers’ investment performance. At the May Meeting, the Board noted that River Canyon had delivered solid performance results (over the one-, three-, five- and ten-year periods) for another fund it manages using a similar strategy to that proposed for the Funds. At the May Meeting, the Board also noted that JPM had indicated that it does not manage any other accounts or products with a substantially similar investment strategy to that proposed for the Funds. Accordingly, the Board took into account the relatively strong long-term performance of a fund managed by the same investment team that employs investment strategies with elements similar to those proposed to be utilized for the Funds. At the September Meeting, the Board noted that Ellington had delivered relatively strong performance results for its other accounts managed using similar strategies to those proposed to be provided to the Funds. At the September Meeting, the Board also noted that GSAM had delivered relatively strong performance results for its other accounts managed using similar strategies to those proposed to be provided for the Funds.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Sub-Advisers were each in a position to provide a high-quality level of services to each Fund.

Cost of the Services Provided and Profits Realized by the Sub-Advisers from their Relationships with the Funds.

The Independent Trustees reviewed the proposed cost of services to be provided by the Sub-Advisers and the proposed fees to be paid under each Sub-Advisory Agreement, which would not be paid by the Funds. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Advisers thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Funds. The Trustees considered that the proposed sub-advisory fees were within the range of those paid to the existing sub-advisers providing services to the Funds. The Trustees also reviewed the other accounts managed by the Sub-Advisers, as applicable. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the proposed fees under each Sub-Advisory Agreement were fair and reasonable in light of the services proposed to be provided to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets were to increase significantly. They observed that the management rate paid to Arden includes breakpoints to allow for the realization of economies of scale as Fund assets exceed $1.0 billion, which breakpoints have not been surpassed.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees were fair and reasonable in light of the services proposed to be provided by the Sub-Advisers. In reaching this conclusion, no single factor reviewed by the Independent Trustees was determinative. At the May Meeting, the Board, including all of the Independent Trustees, approved the River Canyon and JPM Sub-Advisory Agreements. At the September Meeting, the Board, including all of the Independent Trustees, approved the Ellington and GSAM Sub-Advisory Agreements.

VI. Approval of Sub-Advisory Agreements with PEAK6 Advisors LLC

At the meeting of the Board of Trustees (“Board”) of Arden Investment Series Trust (the “Trust”) held on September 19, 2014, the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (“1940 Act”), of the Fund (the “Independent Trustees”), unanimously approved, on behalf of Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II” and together with AASF, the “Funds”), the renewal of the sub-advisory agreement (the

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(Continued) (Unaudited)

“Previous Sub-Advisory Agreement”) with PEAK6 Advisors LLC (the “PEAK6”). The Previous Sub-Advisory Agreement provided that it would automatically terminate in the event of its assignment as defined in the 1940 Act. Effective October 1, 2014, PEAK6 Investments L.P. sold its 50 percent interest in PEAK6 to PEAK6’s Chief Executive Officer/Chief Investment Officer (the “Transaction”), resulting in the assignment and thereby automatic termination of the Previous Sub-Advisory Agreement. In connection with the Transaction, PEAK6 was renamed Achievement Asset Management LLC (“Achievement”). The Transaction did not result in any changes to the investment, product control, marketing or operations teams of PEAK6 who are now employees of Achievement. In anticipation of the Transaction, the Board, including all of the Independent Trustees, unanimously approved, on behalf of the Funds, the proposed sub-advisory agreement (“New Sub-Advisory Agreement”) between Achievement and Arden effective October 1, 2014, assuming the closing of the Transaction. It was observed by the Board that the New Sub-Advisory Agreement is intended to replace the Previous Sub-Advisory Agreement so that the change in control did not cause a disruption of services provided to the Fund upon the termination of the Previous Sub-Advisory Agreement. It was also observed that the New Sub-Advisory Agreement is materially identical to the Previous Sub-Advisory Agreement. In approving the New Sub-Advisory Agreement, the Board considered the following:

The Nature, Quality and Extent of Services to be Provided by Achievement.

The Board considered its analysis of various reports and presentations received by it at the Meeting as part of the 15(c) review process, detailing the services performed by PEAK6, as sub-adviser for the Funds, as well as its history, reputation, expertise, resources and relative capabilities and the qualifications of its personnel. The Board reviewed the impending change in control of PEAK6 noting the Adviser’s comfort with the future financial strength of Achievement. The Board also noted the Adviser’s representation that no material changes were expected to PEAK6’s personnel, investment philosophy, investment process or compliance policies and procedures post-Transaction. The Board also discussed the acceptability of the terms of the New Sub-Advisory Agreement, including that the New Sub-Advisory Agreement is materially identical to the Previous Sub-Advisory Agreement, which was reviewed and renewed by the Board earlier in the Meeting. The Board recalled its earlier considerations, including its conclusion that PEAK6 was in a position to provide a high-quality level of services to the Fund. The Board noted its view that, based on the information it has received, the Transaction should not affect that conclusion.

The Board observed that it had previously approved PEAK6’s code of ethics and compliance program and that no material changes were expected post-Transaction.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, including the Adviser’s representation that Achievement will have the capability and wherewithal to carry out its responsibilities under the New Sub-Advisory Agreement as well as the Adviser’s recommendation that the Board approve entering into the New Sub-Advisory Agreement with Achievement, which is unaffiliated with the Adviser, the Board concluded that Achievement was in a position to provide services of a reasonable high quality to the Funds post consummation of the Transaction.

Investment Performance of the Sub-Adviser.

For purposes of evaluating the nature, extent and quality of services to be provided under the New Sub-Advisory Agreement, the Board recalled its careful review of the investment performance of the Funds and PEAK6 earlier in the Meeting (see Sections III and IV above).

Comparative Fees, Costs of Services Provided and Profitability.

The Independent Trustees recalled their earlier review of comparative fees and the costs of services to be provided under the New Sub-Advisory Agreement. The Board reviewed the proposed level of sub-advisory fees under the New Sub-Advisory Agreement, noting that the proposed sub-advisory fees payable to Achievement would be paid by the Adviser and would not impact the fees paid by the Fund. The Board

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(Continued) (Unaudited)

observed that fees paid under the New Sub-Advisory Agreement are identical to those paid under the Previous Sub-Advisory Agreement, which were reviewed and approved earlier in the Meeting. The Board concluded that the Funds’ sub-advisory fees continue to be fair and reasonable in light of the extent and quality of services that the Funds receive.

Economies of Scale.

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets were to increase significantly. They observed that the management rate paid to Arden includes breakpoints to allow for the realization of economies of scale as Fund assets exceed $1.0 billion, which breakpoints have not been surpassed.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees were fair and reasonable in light of the services proposed to be provided by Achievement. In reaching this conclusion, no single factor reviewed by the Independent Trustees was determinative. At the Meeting, the Board, including all of the Independent Trustees, approved the New Sub-Advisory Agreement, assuming the closing of the Transaction.

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ARDEN INVESTMENT SERIES TRUST
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
As of OCTOBER 31, 2014

Independent Trustees

				Number
				of Funds
		Term of		in Fund	Present or Past
	Position(s)	Office and	Principal	Complex	(within 5 years) other
	Held with	Length of	Occupation(s)	Overseen	Directorships held by
Name and Age	the Trust	Time Served	During Past 5 Years	by Trustees	Trustees
Charles S. Crow, III, 64	Trustee	Indefinite/Since September 2012	Mr. Crow has been a partner of the law firm of Crow & Associates since 1981.	8	Member of the Board of Directors of 1st Constitution Bank; Member of the Board of Trustees of Centurion Ministries, Inc.
Richard B. Gross, 67	Trustee	Indefinite/Since September 2012	Mr. Gross is a lawyer and former senior banking executive. From 1998 through 2001, he served as Managing Director and General Counsel of U.S. Trust, a 150-year old banking firm specializing in investment management and fiduciary services.	8	Member of the Board of Trustees of the Randall’s Island Park Alliance, Inc., a not-for-profit organization working in partnership with the City of New York/Parks & Recreation.
David C. Reed, 63	Trustee	Indefinite/Since September 2012	Mr. Reed is the Chief Executive Officer, principal owner and co-founder of Mapleton Nurseries (1998-present). He is also the Managing Director of Reed & Company (1995-present).	8	Member of the Board of Directors of 1st Constitution Bank.

Interested Trustee1

Number
of Funds
		Term of		in Fund	Present or Past
	Position(s)	Office and	Principal	Complex	(within 5 years) other
	Held with	Length of	Occupation(s)	Overseen	Directorships held by
Name and Age	the Trust	Time Served	During Past 5 Years	by Trustee	Trustee
Henry P. Davis, 49	Interested Trustee and Chief Executive Officer	Indefinite/From July 2012	Mr. Davis is President (2014-present) and Partner of the Adviser (2001-present). From 2001-2014, Mr. Davis was a Managing Director of the Adviser.	3	N/A

[1]	Trustee who is an “interested person” (as defined by the 1940 Act) of the Funds because of his affiliation with the Adviser and its affiliates.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by visiting the Fund’s Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

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ARDEN INVESTMENT SERIES TRUST
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)
As of OCTOBER 31, 2014

Officers Who Are Not Trustees

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew M. Katz, 37	Chief Financial Officer	Indefinite/From September 2012	Mr. Katz is Chief Financial Officer and a Managing Director of the Adviser (2013 – present). From 2008 – 2012, Mr. Katz served as Executive Director and Controller of the Adviser.
Thomas G. Kennedy, 44	Chief Compliance Officer	Indefinite/From September 2012	Mr. Kennedy is Chief Compliance Officer and a Managing Director of the Adviser (July 2008 – present).
137

Arden Investment Series Trust

Arden Asset Management LLC
375 Park Avenue, 32nd Floor
New York, New York 10152

Item 2. Code Of Ethics.

(a)	As of the end of the period, October 31, 2014, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

(f)	The Registrant’s Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2014 (Accession Number 0001193125-14-003019).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David Reed is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the year ended October 31, 2013 and October 31, 2014 were:

	2013	2014
Audit Fees (a)	$150,000	$205,000
Audit Related Fees (b)	$—	$33,500
Tax Fees (c)	$21,000	$72,000
All Other Fees (d)	$5,000	$10,000
Total:	$176,000	$320,500

(a)	Audit Fees: These fees relate to professional services rendered by Ernst & Young LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by Ernst & Young LLP that are reasonably related to the performance of the audit of the Registrant’s October 31, 2013 and October 31, 2014 annual financial statements that are not reported under “Audit Fees” above.

(c)	Tax Fees: These fees relate to professional services rendered by Ernst & Young LLP for tax compliance, tax advice and tax planning. The tax services provided by Ernst & Young LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by Ernst & Young LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2013 and October 31, 2014 were: $26,000 and $115,500, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2014 (Accession Number 0001193125-14-003019).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
January 9, 2014

By:	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer
January 9, 2014